UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000
CALVERT VARIABLE PRODUCTS, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2015

Item 1. Schedule of Investments.

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EQUITY SECURITIES - 98.0%	SHARES	VALUE
Banks - 12.0%
Fifth Third Bancorp	239,646	$4,517,327
JPMorgan Chase & Co.	95,420	5,780,544
The PNC Financial Services Group, Inc.	75,156	7,007,545
		17,305,416

Beverages - 2.0%
PepsiCo, Inc.	30,742	2,939,550

Biotechnology - 1.5%
Amgen, Inc.	13,400	2,141,990

Capital Markets - 5.1%
Morgan Stanley	123,740	4,416,281
The Bank of New York Mellon Corp.	72,888	2,933,013
		7,349,294

Chemicals - 2.0%
Potash Corp of Saskatchewan, Inc.	88,377	2,850,158

Communications Equipment - 4.8%
Cisco Systems, Inc.	112,724	3,102,728
QUALCOMM, Inc.	55,827	3,871,044
		6,973,772

Consumer Finance - 2.0%
Capital One Financial Corp.	37,304	2,940,301

Diversified Telecommunication Services - 2.4%
Deutsche Telekom AG (ADR)	189,754	3,460,164

Electric Utilities - 1.9%
FirstEnergy Corp.	79,336	2,781,520

Electrical Equipment - 2.6%
Eaton Corp. plc	55,570	3,775,426

Energy Equipment & Services - 2.9%
National Oilwell Varco, Inc.	83,681	4,183,213

Food & Staples Retailing - 1.1%

Walgreens Boots Alliance, Inc.	18,072	1,530,337

Food Products - 3.1%
Unilever NV, NY Shares	106,635	4,453,078

Health Care Providers & Services - 2.2%
Quest Diagnostics, Inc.	41,683	3,203,339

Household Products - 2.0%
The Procter & Gamble Co.	35,800	2,933,452

Industrial Conglomerates - 4.0%
General Electric Co.	233,864	5,802,166

Insurance - 3.9%
American International Group, Inc.	53,646	2,939,264
MetLife, Inc.	53,616	2,710,289
		5,649,553

Internet Software & Services - 4.5%
eBay, Inc.*	25,468	1,468,994
Google, Inc.:
Class A*	2,800	1,553,160
Class C*	6,293	3,448,564
		6,470,718

IT Services - 1.8%
International Business Machines Corp.	15,847	2,543,443

Machinery - 5.6%
Cummins, Inc.	17,851	2,474,863
Deere & Co.	62,949	5,519,998
		7,994,861

Media - 4.3%
Comcast Corp.	57,127	3,225,962
Time Warner, Inc.	35,511	2,998,549
		6,224,511

Oil, Gas & Consumable Fuels - 7.5%
Devon Energy Corp.	62,431	3,765,214
Noble Energy, Inc.	83,789	4,097,282
Occidental Petroleum Corp.	41,300	3,014,900
		10,877,396

Pharmaceuticals - 9.7%
Merck & Co., Inc.	62,164	3,573,187
Pfizer, Inc.	160,124	5,570,714

Sanofi SA (ADR)	98,739	4,881,656
		14,025,557

Software - 3.3%
Microsoft Corp.	115,757	4,706,101

Specialty Retail - 2.4%
The Gap, Inc.	80,841	3,502,840

Wireless Telecommunication Services - 3.4%
Vodafone Group plc (ADR)	149,843	4,896,869

Total Equity Securities (Cost $132,146,498)		141,515,025

TIME DEPOSIT - 1.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$2,694,720	2,694,720

Total Time Deposit (Cost $2,694,720)		2,694,720

TOTAL INVESTMENTS (Cost $134,841,218) - 99.9%		144,209,745
Other assets and liabilities, net - 0.1%		127,753
NET ASSETS - 100%		$144,337,498

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EXCHANGE TRADED PRODUCTS - 98.5%	SHARES	VALUE
Energy Select Sector SPDR Fund	102,700	$7,967,466
GreenHaven Continuous Commodity Index Fund*	169,400	3,589,586
iPath Bloomberg Commodity Index Total Return ETN*	406,500	11,272,245
iPath Bloomberg Grains Sub-Index Total Return ETN*	47,900	1,689,912
iShares North American Natural Resources ETF	366,700	13,765,918
iShares U.S. Oil & Gas Exploration & Production ETF	69,500	5,097,130
Market Vectors Gold Miners ETF	30,500	556,320
Market Vectors Oil Service ETF	117,900	3,974,409
PowerShares DB Base Metals Fund*	121,400	1,840,424
PowerShares DB Precious Metals Fund*	32,400	1,196,856
SPDR S&P Metals & Mining ETF	47,600	1,294,244
Vanguard Energy ETF	72,400	7,911,872

Total Exchange Traded Products (Cost $72,186,733)		60,156,382

TIME DEPOSIT - 1.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$1,077,501	1,077,501

Total Time Deposit (Cost $1,077,501)		1,077,501

TOTAL INVESTMENTS (Cost $73,264,234) - 100.3%		61,233,883
Other assets and liabilities, net - (0.3%)		(154,498)
NET ASSETS - 100%		$61,079,385

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
ETN: Exchange Traded Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EQUITY SECURITIES - 95.1%	SHARES	VALUE
Aerospace & Defense - 2.0%
B/E Aerospace, Inc.	15,929	$1,013,403
Esterline Technologies Corp.*	4,696	537,316
Exelis, Inc.	28,033	683,164
Huntington Ingalls Industries, Inc.	7,261	1,017,629
KLX, Inc.*	7,791	300,265
Orbital ATK, Inc.	8,914	683,080
Teledyne Technologies, Inc.*	5,301	565,776
Triumph Group, Inc.	7,466	445,870
		5,246,503

Airlines - 0.8%
Alaska Air Group, Inc.	19,736	1,306,128
JetBlue Airways Corp.*	39,254	755,640
		2,061,768

Auto Components - 0.5%
Dana Holding Corp.	25,050	530,058
Gentex Corp.	44,389	812,319
		1,342,377

Automobiles - 0.2%
Thor Industries, Inc.	6,863	433,810

Banks - 4.6%
Associated Banc-Corp.	22,344	415,598
BancorpSouth, Inc.	12,836	298,052
Bank of Hawaii Corp.	6,450	394,804
Cathay General Bancorp	10,965	311,954
City National Corp.	7,231	644,137
Commerce Bancshares, Inc.	12,469	527,688
Cullen/Frost Bankers, Inc.	8,259	570,532
East West Bancorp, Inc.	21,580	873,127
First Horizon National Corp.	35,211	503,165
First Niagara Financial Group, Inc.	52,709	465,948
FirstMerit Corp.	24,625	469,353
Fulton Financial Corp.	27,237	336,105

Hancock Holding Co.	11,992	358,081
International Bancshares Corp.	8,718	226,930
PacWest Bancorp	14,555	682,484
Prosperity Bancshares, Inc.	8,931	468,699
Signature Bank*	7,564	980,143
SVB Financial Group*	7,661	973,253
Synovus Financial Corp.	20,463	573,169
TCF Financial Corp.	24,691	388,143
Trustmark Corp.	9,915	240,736
Umpqua Holdings Corp.	33,130	569,173
Valley National Bancorp	32,476	306,573
Webster Financial Corp.	13,450	498,323
		12,076,170

Beverages - 0.1%
The Boston Beer Company, Inc.*	1,333	356,444

Biotechnology - 0.5%
United Therapeutics Corp.*	6,995	1,206,183

Building Products - 1.0%
A.O. Smith Corp.	11,285	740,973
Fortune Brands Home & Security, Inc.	23,852	1,132,493
Lennox International, Inc.	6,179	690,133
		2,563,599

Capital Markets - 1.8%
Eaton Vance Corp.	17,803	741,317
Federated Investors, Inc., Class B	14,127	478,764
Janus Capital Group, Inc.	21,978	377,802
Raymond James Financial, Inc.	19,103	1,084,668
SEI Investments Co.	19,562	862,489
Stifel Financial Corp.*	9,967	555,660
Waddell & Reed Financial, Inc.	12,562	622,321
		4,723,021

Chemicals - 3.1%
Albemarle Corp.	16,860	890,882
Ashland, Inc.	9,580	1,219,630
Cabot Corp.	9,557	430,065
Cytec Industries, Inc.	10,680	577,147
Minerals Technologies, Inc.	5,106	373,249
NewMarket Corp.	1,590	759,702
Olin Corp.	11,766	376,983

PolyOne Corp.	13,365	499,183
RPM International, Inc.	20,106	964,887
Scotts Miracle-Gro Co.	6,630	445,337
Sensient Technologies Corp.	7,136	491,528
The Valspar Corp.	11,281	947,942
		7,976,535

Commercial Services & Supplies - 1.6%
Clean Harbors, Inc.*	8,020	455,376
Copart, Inc.*	17,107	642,710
Deluxe Corp.	7,500	519,600
Herman Miller, Inc.	8,745	242,761
HNI Corp.	6,527	360,095
MSA Safety, Inc.	4,650	231,942
Rollins, Inc.	14,235	352,031
RR Donnelley & Sons Co.	30,037	576,410
TravelCenters of America LLC (b)*	60,000	0
Waste Connections, Inc.	18,638	897,233
		4,278,158

Communications Equipment - 1.0%
ARRIS Group, Inc.*	19,858	573,797
Ciena Corp.*	16,272	314,212
InterDigital, Inc.	5497	278,918
JDS Uniphase Corp.*	34,979	458,925
Plantronics, Inc.	6,336	335,491
Polycom, Inc.*	20,274	271,672
Riverbed Technology, Inc.*	23,317	487,558
		2,720,573

Construction & Engineering - 0.5%
AECOM*	23,372	720,325
Granite Construction, Inc.	5,296	186,102
KBR, Inc.	21,492	311,204
		1,217,631

Construction Materials - 0.2%
Eagle Materials, Inc.	7,453	622,773

Consumer Finance - 0.2%
SLM Corp.*	63,661	590,774

Containers & Packaging - 1.9%
AptarGroup, Inc.	9,371	595,246

Bemis Co., Inc.	14,684	680,016
Greif, Inc.	5,016	196,978
Packaging Corp. of America	14,792	1,156,587
Rock-Tenn Co.	21,034	1,356,693
Silgan Holdings, Inc.	6,265	364,184
Sonoco Products Co.	15,137	688,128
		5,037,832

Distributors - 0.5%
LKQ Corp.*	45,712	1,168,399

Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.*	14,520	274,718
DeVry Education Group, Inc.	8,485	283,060
Graham Holdings Co.	666	699,054
Service Corp. International	30,527	795,228
Sotheby's	9,087	384,017
		2,436,077

Diversified Financial Services - 0.7%
CBOE Holdings, Inc.	12,628	724,910
MSCI, Inc.	16,893	1,035,710
		1,760,620

Electric Utilities - 1.6%
Cleco Corp.	8,989	490,080
Great Plains Energy, Inc.	23,175	618,309
Hawaiian Electric Industries, Inc.	15,440	495,933
IDACORP, Inc.	7,491	470,959
OGE Energy Corp.	29,988	947,921
PNM Resources, Inc.	11,788	344,209
Westar Energy, Inc.	19,864	769,929
		4,137,340

Electrical Equipment - 1.0%
Acuity Brands, Inc.	6,520	1,096,403
Hubbell, Inc., Class B	8,020	879,153
Regal-Beloit Corp.	6,721	537,142
		2,512,698

Electronic Equipment & Instruments - 3.6%
Arrow Electronics, Inc.*	14,247	871,204
Avnet, Inc.	20,501	912,295
Belden, Inc.	6,295	588,960

Cognex Corp.*	12,836	636,537
FEI Co.	6,286	479,873
Ingram Micro, Inc.*	23,113	580,599
IPG Photonics Corp.*	5,290	490,383
Itron, Inc.*	5,856	213,803
Jabil Circuit, Inc.	29,047	679,119
Keysight Technologies, Inc.*	25,323	940,749
Knowles Corp.*	12,663	244,016
National Instruments Corp.	15,217	487,553
Tech Data Corp.*	5,661	327,036
Trimble Navigation Ltd.*	38,962	981,842
Vishay Intertechnology, Inc.	20,202	279,192
Zebra Technologies Corp.*	7,655	694,423
		9,407,584

Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc.	8,854	248,886
Dresser-Rand Group, Inc.*	11,525	926,034
Dril-Quip, Inc.*	5,803	396,867
Helix Energy Solutions Group, Inc.*	14,617	218,670
Nabors Industries Ltd.	43,506	593,857
Oceaneering International, Inc.	14,977	807,709
Oil States International, Inc.*	7,901	314,223
Patterson-UTI Energy, Inc.	22,015	413,332
Rowan Co.'s plc	18,600	329,406
Superior Energy Services, Inc.	22,876	511,050
Tidewater, Inc.	6,928	132,602
Unit Corp.*	6,824	190,935
		5,083,571

Food & Staples Retailing - 0.4%
SUPERVALU, Inc.*	30,486	354,552
United Natural Foods, Inc.*	7,517	579,110
		933,662

Food Products - 2.0%
Dean Foods Co.	13,920	230,098
Flowers Foods, Inc.	27,702	629,943
Hain Celestial Group, Inc.*	15,291	979,389
Ingredion, Inc.	10,749	836,487
Lancaster Colony Corp.	2,854	271,615
Post Holdings, Inc.*	7,869	368,584
The WhiteWave Foods Co.*	26,222	1,162,683

Tootsie Roll Industries, Inc.	3,053	103,555
TreeHouse Foods, Inc.*	6,433	546,934
		5,129,288

Gas Utilities - 1.5%
Atmos Energy Corp.	15,154	838,016
National Fuel Gas Co.	12,668	764,260
ONE Gas, Inc.	7,695	332,655
Questar Corp.	26,382	629,475
UGI Corp.	25,975	846,525
WGL Holdings, Inc.	7,475	421,590
		3,832,521

Health Care Equipment & Supplies - 3.5%
Align Technology, Inc.*	10,921	587,386
Halyard Health, Inc.*	7,000	344,400
Hill-Rom Holdings, Inc.	8,521	417,529
Hologic, Inc.*	36,614	1,209,177
IDEXX Laboratories, Inc.*	7,054	1,089,702
ResMed, Inc.	21,129	1,516,640
Sirona Dental Systems, Inc.*	8,352	751,596
STERIS Corp.	8,956	629,338
Teleflex, Inc.	6,230	752,771
The Cooper Co.'s, Inc.	7,259	1,360,482
Thoratec Corp.*	8,086	338,723
		8,997,744

Health Care Providers & Services - 2.7%
Centene Corp.*	17,862	1,262,665
Community Health Systems, Inc.*	17,547	917,357
Health Net, Inc.*	11,455	692,913
LifePoint Hospitals, Inc.*	6,624	486,533
Mednax, Inc.*	14,444	1,047,334
Omnicare, Inc.	14,599	1,124,999
Owens & Minor, Inc.	9,333	315,829
VCA, Inc.*	12,368	678,014
WellCare Health Plans, Inc.*	6,533	597,508
		7,123,152

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	25,061	299,729
HMS Holdings Corp.*	12,906	199,398
		499,127

Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	9,344	575,217
Buffalo Wild Wings, Inc.*	2,838	514,359
Domino's Pizza, Inc.	8,363	840,900
International Game Technology	37,191	647,495
International Speedway Corp.	4,137	134,908
Life Time Fitness, Inc.*	5,323	377,720
Panera Bread Co.*	3,805	608,781
The Cheesecake Factory, Inc.	6,843	337,565
Wendy's Co.	41,449	451,794
		4,488,739

Household Durables - 1.7%
Jarden Corp.*	26,970	1,426,713
KB Home	13,594	212,338
MDC Holdings, Inc.	5,956	169,746
NVR, Inc.*	572	759,994
Tempur Sealy International, Inc.*	9,054	522,778
Toll Brothers, Inc.*	23827	937,354
Tupperware Brands Corp.	7,514	518,616
		4,547,539

Household Products - 1.1%
Church & Dwight Co., Inc.	19,667	1,679,955
Energizer Holdings, Inc.	9,339	1,289,249
		2,969,204

Industrial Conglomerates - 0.4%
Carlisle Co.'s, Inc.	9,798	907,589

Insurance - 4.4%
Alleghany Corp.*	2,406	1,171,722
American Financial Group, Inc.	11,018	706,805
Arthur J. Gallagher & Co.	24,766	1,157,810
Aspen Insurance Holdings Ltd.	9,356	441,884
Brown & Brown, Inc.	17,692	585,782
Everest Re Group Ltd.	6,718	1,168,932
First American Financial Corp.	16,203	578,123
Hanover Insurance Group, Inc.	6,660	483,383
HCC Insurance Holdings, Inc.	14,510	822,282
Kemper Corp.	7,405	288,499
Mercury General Corp.	5,370	310,118
Old Republic International Corp.	36,085	539,110

Primerica, Inc.	7,812	397,631
Reinsurance Group of America, Inc.	10,339	963,491
RenaissanceRe Holdings Ltd.	6,880	686,142
StanCorp Financial Group, Inc.	6,335	434,581
WR Berkley Corp.	15,130	764,216
		11,500,511

Internet & Catalog Retail - 0.1%
HSN, Inc.	4800	327,504

Internet Software & Services - 0.5%
AOL, Inc.*	11,788	466,923
Rackspace Hosting, Inc.*	17,614	908,706
		1,375,629

IT Services - 3.1%
Acxiom Corp.*	11,322	209,344
Broadridge Financial Solutions, Inc.	18,169	999,477
Convergys Corp.	15,004	343,141
CoreLogic, Inc.*	13,498	476,074
DST Systems, Inc.	4,308	476,939
Gartner, Inc.*	13,157	1,103,214
Global Payments, Inc.	10,081	924,226
Jack Henry & Associates, Inc.	12,293	859,158
Leidos Holdings, Inc.	9,204	386,200
MAXIMUS, Inc.	9,901	660,991
NeuStar, Inc.*	8,068	198,634
Science Applications International Corp.	5,907	303,324
VeriFone Systems, Inc.*	17,099	596,584
WEX, Inc.*	5,832	626,124
		8,163,430

Leisure Products - 0.9%
Brunswick Corp.	13,954	717,934
Polaris Industries, Inc.	9,172	1,294,169
Vista Outdoor, Inc.*	9,488	406,276
		2,418,379

Life Sciences - Tools & Services - 1.1%
Bio-Rad Laboratories, Inc.*	3,065	414,327
Bio-Techne Corp.	5,582	559,819
Charles River Laboratories International, Inc.*	7,114	564,069
Mettler-Toledo International, Inc.*	4,228	1,389,532
		2,927,747

Machinery - 4.4%
AGCO Corp.	12,095	576,206
CLARCOR, Inc.	7,547	498,555
Crane Co.	7,332	457,590
Donaldson Co., Inc.	19,090	719,884
Graco, Inc.	8,868	639,915
Harsco Corp.	11,959	206,412
IDEX Corp.	11,673	885,164
ITT Corp.	13,467	537,468
Kennametal, Inc.	11,700	394,173
Lincoln Electric Holdings, Inc.	11,678	763,624
Nordson Corp.	8,684	680,305
Oshkosh Corp.	11,849	578,113
SPX Corp.	6,161	523,069
Terex Corp.	15,936	423,738
The Timken Co.	11,199	471,926
Trinity Industries, Inc.	23,401	830,969
Valmont Industries, Inc.	3,641	447,406
Wabtec Corp.	14,483	1,376,030
Woodward, Inc.	8,626	440,012
		11,450,559

Marine - 0.2%
Kirby Corp.*	8,389	629,594

Media - 1.4%
AMC Networks, Inc.*	8,802	674,585
Cinemark Holdings, Inc.	15,654	705,526
DreamWorks Animation SKG, Inc.*	10,649	257,706
John Wiley & Sons, Inc.	6,943	424,495
Live Nation Entertainment, Inc.*	21,810	550,266
Meredith Corp.	5,397	300,991
New York Times Co.	19,197	264,151
Time, Inc.	16,122	361,777
		3,539,497

Metals & Mining - 1.6%
Carpenter Technology Corp.	7,907	307,424
Cliffs Natural Resources, Inc.	22,890	110,101
Commercial Metals Co.	17,437	282,305
Compass Minerals International, Inc.	4,994	465,491
Reliance Steel & Aluminum Co.	11,573	706,879

Royal Gold, Inc.	9,676	610,652
Steel Dynamics, Inc.	36,309	729,811
TimkenSteel Corp.	5,707	151,064
United States Steel Corp.	21,600	527,040
Worthington Industries, Inc.	7,521	200,134
		4,090,901

Multiline Retail - 0.3%
Big Lots, Inc.	8,035	385,921
J.C. Penney Co., Inc.*	45,388	381,713
		767,634

Multi-Utilities - 1.0%
Alliant Energy Corp.	16,677	1,050,651
Black Hills Corp.	6,606	333,207
MDU Resources Group, Inc.	29,227	623,704
Vectren Corp.	12,281	542,083
		2,549,645

Oil, Gas & Consumable Fuels - 2.2%
California Resources Corp.	46,378	352,937
Denbury Resources, Inc.	53,121	387,252
Energen Corp.	10,839	715,374
Gulfport Energy Corp.*	12,722	584,067
HollyFrontier Corp.	29,477	1,187,039
Peabody Energy Corp.	40,171	197,641
Rosetta Resources, Inc.*	10,784	183,544
SM Energy Co.	9,986	516,076
Western Refining, Inc.	10,728	529,856
World Fuel Services Corp.	10,719	616,128
WPX Energy, Inc.*	30,104	329,037
		5,598,951

Paper & Forest Products - 0.3%
Domtar Corp.	9,478	438,073
Louisiana-Pacific Corp.*	20,927	345,505
		783,578

Personal Products - 0.2%
Avon Products, Inc.	65,356	522,194

Pharmaceuticals - 0.8%
Akorn, Inc.*	11,185	531,399
Salix Pharmaceuticals Ltd.*	9,579	1,655,347

		2,186,746

Professional Services - 1.2%
Corporate Executive Board Co.	4,992	398,661
FTI Consulting, Inc.*	6,201	232,289
Manpowergroup, Inc.	11,771	1,014,072
Towers Watson & Co.	10,458	1,382,391
		3,027,413

Real Estate Investment Trusts - 9.5%
Alexandria Real Estate Equities, Inc.	10,829	1,061,675
American Campus Communities, Inc.	16,865	723,002
BioMed Realty Trust, Inc.	30,266	685,827
Camden Property Trust	13,036	1,018,503
Corporate Office Properties Trust	13,685	402,065
Corrections Corp. of America	17,557	706,845
Duke Realty Corp.	51,825	1,128,230
Equity One, Inc.	11,361	303,225
Extra Space Storage, Inc.	16,622	1,123,148
Federal Realty Investment Trust	10,322	1,519,502
Highwoods Properties, Inc.	13,968	639,455
Home Properties, Inc.	8,687	601,922
Hospitality Properties Trust	22,541	743,628
Kilroy Realty Corp.	12,985	989,067
Lamar Advertising Co.	12,065	715,092
LaSalle Hotel Properties	16,974	659,610
Liberty Property Trust	22,383	799,073
Mack-Cali Realty Corp.	12,379	238,667
Mid-America Apartment Communities, Inc.	11,319	874,619
National Retail Properties, Inc.	19,876	814,320
Omega Healthcare Investors, Inc.	20,838	845,398
Potlatch Corp.	5,968	238,959
Rayonier, Inc.	18,833	507,738
Realty Income Corp.	33,831	1,745,680
Regency Centers Corp.	14,150	962,766
Senior Housing Properties Trust	35,325	783,862
Tanger Factory Outlet Centers, Inc.	14,098	495,827
Taubman Centers, Inc.	9,518	734,123
UDR, Inc.	38,900	1,323,767
Urban Edge Properties	13,138	311,371
Weingarten Realty Investors	16,737	602,197
WP GLIMCHER, Inc.	27,362	455,030
		24,754,193

Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	6,827	294,790
Jones Lang LaSalle, Inc.	6,740	1,148,496
		1,443,286

Road & Rail - 1.4%
Con-way, Inc.	8,511	375,590
Genesee & Wyoming, Inc.*	7,708	743,360
JB Hunt Transport Services, Inc.	13,837	1,181,611
Landstar System, Inc.	6,734	446,464
Old Dominion Freight Line, Inc.*	10,205	788,846
Werner Enterprises, Inc.	6,550	205,736
		3,741,607

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc.*	92,050	246,694
Atmel Corp.	62,574	514,984
Cree, Inc.*	16,565	587,892
Cypress Semiconductor Corp.*	47,774	674,091
Fairchild Semiconductor International, Inc.*	17,777	323,186
Integrated Device Technology, Inc.*	22,019	440,821
Intersil Corp.	19,496	279,183
Qorvo, Inc.*	22,319	1,778,824
Semtech Corp.*	10,019	266,956
Silicon Laboratories, Inc.*	5,795	294,212
SunEdison, Inc.*	37,883	909,192
Teradyne, Inc.	32,739	617,130
		6,933,165

Software - 4.4%
ACI Worldwide, Inc.*	17,420	377,317
Advent Software, Inc.	6,606	291,391
ANSYS, Inc.*	13,512	1,191,623
Cadence Design Systems, Inc.*	43,945	810,346
CDK Global, Inc.	24,187	1,130,984
Commvault Systems, Inc.*	6,304	275,485
FactSet Research Systems, Inc.	5,831	928,295
Fair Isaac Corp.	4,794	425,324
Fortinet, Inc.*	21,324	745,274
Informatica Corp.*	16,451	721,459
Mentor Graphics Corp.	14,708	353,433
PTC, Inc.*	17,053	616,807

Rovi Corp.*	14,107	256,888
SolarWinds, Inc.*	9,975	511,119
Solera Holdings, Inc.	10,030	518,150
Synopsys, Inc.*	23,043	1,067,352
The Ultimate Software Group, Inc.*	4,300	730,806
Tyler Technologies, Inc.*	5,048	608,435
		11,560,488

Specialty Retail - 4.2%
Aaron's, Inc.	9,524	269,624
Abercrombie & Fitch Co.	10,562	232,786
Advance Auto Parts, Inc.	10,995	1,645,842
American Eagle Outfitters, Inc.	25,890	442,201
ANN, Inc.*	6,770	277,773
Ascena Retail Group, Inc.*	19,699	285,832
Cabela's, Inc.*	7,117	398,410
Chico's FAS, Inc.	22,821	403,704
CST Brands, Inc.	11,596	508,253
Dick's Sporting Goods, Inc.	14,748	840,489
Foot Locker, Inc.	21,360	1,345,680
Guess?, Inc.	9,458	175,824
Murphy USA, Inc.*	6,361	460,346
Office Depot, Inc.*	73,787	678,840
Rent-A-Center, Inc.	7,777	213,401
Signet Jewelers Ltd.	12,053	1,672,836
Williams-Sonoma, Inc.	12,875	1,026,266
		10,878,107

Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp.*	15,715	430,905
Diebold, Inc.	9,561	339,033
Lexmark International, Inc.	9,215	390,163
NCR Corp.*	25,358	748,315
		1,908,416

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	7,938	734,027
Deckers Outdoor Corp.*	5,156	375,718
Kate Spade & Co.*	19,154	639,552
		1,749,297

Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	66,533	1,113,097

Washington Federal, Inc.	14,434	314,733
		1,427,830

Trading Companies & Distributors - 0.7%
GATX Corp.	6,660	386,147
MSC Industrial Direct Co., Inc.	7,627	550,669
NOW, Inc.*	15,977	345,742
Watsco, Inc.	4,108	516,376
		1,798,934

Water Utilities - 0.3%
Aqua America, Inc.	26,582	700,436

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	14,645	364,660

Total Equity Securities (Cost $165,126,033)		247,509,336

EXCHANGE TRADED PRODUCTS - 1.6%
SPDR S&P MidCap 400 ETF Trust	15,200	4,214,048

Total Exchange Traded Products (Cost $3,909,764)		4,214,048

TIME DEPOSIT - 3.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$7,892,886	7,892,886

Total Time Deposit (Cost $7,892,886)		7,892,886

U.S. TREASURY OBLIGATIONS - 0.2%
United States Treasury Bills, 0.11%, 7/23/15	500,000	499,827

Total U.S. Treasury Obligations (Cost $499,827)		499,827

TOTAL INVESTMENTS (Cost $177,428,510) - 99.9%		260,116,097
Other assets and liabilities, net - 0.1%		133,422
NET ASSETS - 100%		$260,249,519

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index	57	6/15	$8,662,860	$72,575

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
LLC: Limited Liability Corporation
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EQUITY SECURITIES - 95.4%	SHARES	VALUE
Aerospace & Defense - 2.6%
General Dynamics Corp.	5,884	$798,635
Honeywell International, Inc.	14,601	1,523,030
L-3 Communications Holdings, Inc.	1,588	199,755
Lockheed Martin Corp.	4,998	1,014,394
Northrop Grumman Corp.	3,768	606,497
Precision Castparts Corp.	2,671	560,910
Raytheon Co.	5,772	630,591
Rockwell Collins, Inc.	2,500	241,375
Textron, Inc.	5,149	228,255
The Boeing Co.	12,220	1,833,978
United Technologies Corp.	15,416	1,806,755
		9,444,175

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,738	200,476
Expeditors International of Washington, Inc.	3,600	173,448
FedEx Corp.	4,918	813,683
United Parcel Service, Inc., Class B	13,003	1,260,511
		2,448,118

Airlines - 0.5%
American Airlines Group, Inc.	13,380	706,196
Delta Air Lines, Inc.	15,377	691,350
Southwest Airlines Co.	12,763	565,401
		1,962,947

Auto Components - 0.4%
BorgWarner, Inc.	4,218	255,104
Delphi Automotive plc	5,551	442,637
Goodyear Tire & Rubber Co.	5,121	138,677
Johnson Controls, Inc.	12,252	617,991
		1,454,409

Automobiles - 0.7%
Ford Motor Co.	73,798	1,191,100
General Motors Co.	24,973	936,487
Harley-Davidson, Inc.	4,028	244,661
		2,372,248

Banks - 5.5%
Bank of America Corp.	196,152	3,018,779

BB&T Corp.	13,255	516,812
Citigroup, Inc.	56,506	2,911,189
Comerica, Inc.	3,350	151,186
Fifth Third Bancorp	15,690	295,756
Huntington Bancshares, Inc.	15,271	168,745
JPMorgan Chase & Co.	69,684	4,221,457
KeyCorp	16,295	230,737
M&T Bank Corp.	2,426	308,102
Regions Financial Corp.	25,440	240,408
SunTrust Banks, Inc.	9,830	403,915
The PNC Financial Services Group, Inc.	9,815	915,151
US Bancorp	33,485	1,462,290
Wells Fargo & Co.	87,465	4,758,096
Zions Bancorporation	3,653	98,631
		19,701,254

Beverages - 2.0%
Brown-Forman Corp., Class B	2,990	270,147
Coca-Cola Enterprises, Inc.	4,185	184,977
Constellation Brands, Inc.*	3,114	361,878
Dr Pepper Snapple Group, Inc.	3,623	284,333
Molson Coors Brewing Co., Class B	2,931	218,213
Monster Beverage Corp.*	2,664	368,684
PepsiCo, Inc.	27,653	2,644,180
The Coca-Cola Co.	73,528	2,981,560
		7,313,972

Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc.*	3,771	653,514
Amgen, Inc.	14,188	2,267,952
Biogen, Inc.*	4,377	1,848,145
Celgene Corp.*	14,897	1,717,326
Gilead Sciences, Inc.*	27,785	2,726,542
Regeneron Pharmaceuticals, Inc.*	1,367	617,173
Vertex Pharmaceuticals, Inc.*	4,486	529,213
		10,359,865

Building Products - 0.1%
Allegion plc	1,909	116,774
Masco Corp.	6,602	176,273
		293,047

Capital Markets - 2.1%
Affiliated Managers Group, Inc.*	1,020	219,076
Ameriprise Financial, Inc.	3,405	445,510
BlackRock, Inc.	2,376	869,236
Charles Schwab Corp.	21,603	657,595
E*Trade Financial Corp.*	5,387	153,826
Franklin Resources, Inc.	7,411	380,332

Invesco Ltd.	7,982	316,806
Legg Mason, Inc.	1,897	104,714
Morgan Stanley	28,761	1,026,480
Northern Trust Corp.	4,101	285,635
State Street Corp.	7,787	572,578
T. Rowe Price Group, Inc.	4,847	392,510
The Bank of New York Mellon Corp.	21,037	846,529
The Goldman Sachs Group, Inc.	7,591	1,426,880
		7,697,707

Chemicals - 2.3%
Air Products & Chemicals, Inc.	3,552	537,347
Airgas, Inc.	1,337	141,869
CF Industries Holdings, Inc.	894	253,610
Dow Chemical Co.	20,301	974,042
E. I. du Pont de Nemours & Co.	16,941	1,210,773
Eastman Chemical Co.	2,772	191,989
Ecolab, Inc.	4,984	570,070
FMC Corp.	2,457	140,663
International Flavors & Fragrances, Inc.	1,500	176,100
LyondellBasell Industries NV	7,388	648,666
Monsanto Co.	8,970	1,009,484
Mosaic Co.	5,968	274,886
PPG Industries, Inc.	2,551	575,352
Praxair, Inc.	5,404	652,479
Sherwin-Williams Co.	1,522	433,009
Sigma-Aldrich Corp.	2,208	305,256
		8,095,595

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,790	146,118
Pitney Bowes, Inc.	3,738	87,170
Republic Services, Inc.	4,930	199,961
Stericycle, Inc.*	1,655	232,412
The ADT Corp.	3,214	133,445
Tyco International plc	7,767	334,447
Waste Management, Inc.	7,981	432,809
		1,566,362

Communications Equipment - 1.5%
Cisco Systems, Inc.	95,378	2,625,279
F5 Networks, Inc.*	1,373	157,813
Harris Corp.	1,951	153,661
Juniper Networks, Inc.	6,739	152,167
Motorola Solutions, Inc.	3,557	237,145
QUALCOMM, Inc.	30,772	2,133,730
		5,459,795

Construction & Engineering - 0.1%

Fluor Corp.	2,756	157,533
Jacobs Engineering Group, Inc.*	2,653	119,809
Quanta Services, Inc.*	4,318	123,193
		400,535

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,200	167,760
Vulcan Materials Co.	2,413	203,416
		371,176

Consumer Finance - 0.8%
American Express Co.	16,351	1,277,340
Capital One Financial Corp.	10,370	817,363
Discover Financial Services	8,343	470,128
Navient Corp.	7,799	158,554
		2,723,385

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,736	91,852
Ball Corp.	2,565	181,192
MeadWestvaco Corp.	3,281	163,624
Owens-Illinois, Inc.*	3,045	71,009
Sealed Air Corp.	3,972	180,964
		688,641

Distributors - 0.1%
Genuine Parts Co.	2,834	264,100

Diversified Consumer Services - 0.0%
H&R Block, Inc.	5,059	162,242

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	34,013	4,908,756
CME Group, Inc.	5,823	551,496
Intercontinental Exchange, Inc.	2,123	495,232
Leucadia National Corp.	6,328	141,051
McGraw Hill Financial, Inc.	5,021	519,171
Moody's Corp.	3,317	344,305
The NASDAQ OMX Group, Inc.	2,189	111,508
		7,071,519

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	96,748	3,158,822
CenturyLink, Inc.	10,566	365,055
Frontier Communications Corp.	18,490	130,355
Level 3 Communications, Inc.*	5,259	283,145
Verizon Communications, Inc.	77,400	3,763,962

Windstream Holdings, Inc.	11,118	82,273
		7,783,612

Electric Utilities - 1.6%
American Electric Power Co., Inc.	9,004	506,475
Duke Energy Corp.	13,192	1,012,882
Edison International	6,010	375,445
Entergy Corp.	3,309	256,414
Eversource Energy	5,829	294,481
Exelon Corp.	15,841	532,416
FirstEnergy Corp.	7,746	271,575
NextEra Energy, Inc.	8,273	860,806
Pepco Holdings, Inc.	4,631	124,250
Pinnacle West Capital Corp.	2,178	138,847
PPL Corp.	12,254	412,470
The Southern Co.	16,783	743,151
Xcel Energy, Inc.	9,260	322,341
		5,851,553

Electrical Equipment - 0.5%
AMETEK, Inc.	4,525	237,744
Eaton Corp. plc	8,794	597,464
Emerson Electric Co.	12,946	733,003
Rockwell Automation, Inc.	2,554	296,238
		1,864,449

Electronic Equipment & Instruments - 0.4%
Amphenol Corp.	5,798	341,676
Corning, Inc.	24,138	547,450
FLIR Systems, Inc.	2,784	87,083
TE Connectivity Ltd.	7,540	540,015
		1,516,224

Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	8,043	511,374
Cameron International Corp.*	3,767	169,967
Diamond Offshore Drilling, Inc.	1,478	39,596
Ensco plc	4,311	90,833
FMC Technologies, Inc.*	4,339	160,586
Halliburton Co.	15,579	683,606
Helmerich & Payne, Inc.	1,995	135,800
National Oilwell Varco, Inc.	7,647	382,273
Noble Corp. plc	4,690	66,973
Schlumberger Ltd.	23,791	1,985,121
Transocean Ltd.	6,277	92,084
		4,318,213

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	8,165	1,236,957

CVS Health Corp.	20,991	2,166,481
Kroger Co.	9,058	694,386
Safeway Casa Ley CVR (b)*	4,297	738
Safeway PDC LLC CVR (b)*	4,297	35
Sysco Corp.	10,784	406,880
Walgreens Boots Alliance, Inc.	16,197	1,371,562
Wal-Mart Stores, Inc.	29,458	2,422,921
Whole Foods Market, Inc.	6,781	353,155
		8,653,115

Food Products - 1.6%
Archer-Daniels-Midland Co.	12,073	572,260
Campbell Soup Co.	3,301	153,662
ConAgra Foods, Inc.	7,769	283,802
General Mills, Inc.	11,336	641,618
Hormel Foods Corp.	2,506	142,466
Kellogg Co.	4,703	310,163
Keurig Green Mountain, Inc.	2,266	253,180
Kraft Foods Group, Inc.	10,982	956,697
McCormick & Co., Inc.	2,407	185,604
Mead Johnson Nutrition Co.	3,728	374,776
Mondelez International, Inc.	30,771	1,110,525
The Hershey Co.	2,753	277,805
The J. M. Smucker Co.	1,913	221,391
Tyson Foods, Inc.	5,448	208,658
		5,692,607

Gas Utilities - 0.0%
AGL Resources, Inc.	2,200	109,230

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	28,086	1,301,224
Baxter International, Inc.	10,010	685,685
Becton Dickinson and Co.	3,861	554,401
Boston Scientific Corp.*	24,400	433,100
C.R. Bard, Inc.	1,407	235,462
DENTSPLY International, Inc.	2,627	133,688
Edwards Lifesciences Corp.*	1,946	277,227
Intuitive Surgical, Inc.*	666	336,350
Medtronic plc	26,584	2,073,286
St. Jude Medical, Inc.	5,243	342,892
Stryker Corp.	5,575	514,294
Varian Medical Systems, Inc.*	1,865	175,478
Zimmer Holdings, Inc.	3,096	363,842
		7,426,929

Health Care Providers & Services - 2.7%
Aetna, Inc.	6,593	702,352
AmerisourceBergen Corp.	3,949	448,883

Anthem, Inc.	5,035	777,454
Cardinal Health, Inc.	6,276	566,535
CIGNA Corp.	4,821	624,030
DaVita HealthCare Partners, Inc.*	3,280	266,599
Express Scripts Holding Co.*	13,560	1,176,601
HCA Holdings, Inc.*	5,492	413,163
Henry Schein, Inc.*	1,587	221,577
Humana, Inc.	2,855	508,247
Laboratory Corporation of America Holdings*	1,856	234,023
McKesson Corp.	4,325	978,315
Patterson Co.'s, Inc.	1,790	87,334
Quest Diagnostics, Inc.	2,665	204,805
Tenet Healthcare Corp.*	1,917	94,911
UnitedHealth Group, Inc.	17,791	2,104,497
Universal Health Services, Inc., Class B	1,690	198,930
		9,608,256

Health Care Technology - 0.1%
Cerner Corp.*	5,669	415,311

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	8,401	401,904
Chipotle Mexican Grill, Inc.*	573	372,759
Darden Restaurants, Inc.	2,334	161,840
Marriott International, Inc.	3,869	310,758
McDonald's Corp.	17,930	1,747,099
Royal Caribbean Cruises Ltd.	3,129	256,109
Starbucks Corp.	13,887	1,315,099
Starwood Hotels & Resorts Worldwide, Inc.	3,321	277,303
Wyndham Worldwide Corp.	2,349	212,514
Wynn Resorts Ltd.	1,494	188,065
Yum! Brands, Inc.	8,142	640,938
		5,884,388

Household Durables - 0.5%
D.R. Horton, Inc.	6,188	176,234
Garmin Ltd.	2,429	115,426
Harman International Industries, Inc.	1,264	168,908
Leggett & Platt, Inc.	2,745	126,517
Lennar Corp.	3,357	173,926
Mohawk Industries, Inc.*	1,218	226,245
Newell Rubbermaid, Inc.	5,073	198,202
PulteGroup, Inc.	6,287	139,760
Whirlpool Corp.	1,441	291,168
		1,616,386

Household Products - 1.7%
Colgate-Palmolive Co.	16,042	1,112,352
Kimberly-Clark Corp.	6,818	730,276

The Clorox Co.	2,372	261,845
The Procter & Gamble Co.	50,400	4,129,776
		6,234,249

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	12,177	156,474
NRG Energy, Inc.	6,546	164,894
		321,368

Industrial Conglomerates - 2.2%
3M Co.	11,841	1,953,173
Danaher Corp.	11,455	972,529
General Electric Co.	187,806	4,659,467
Roper Industries, Inc.	1,841	316,652
		7,901,821

Insurance - 2.6%
ACE Ltd.	6,107	680,870
Aflac, Inc.	8,188	524,114
Allstate Corp.	7,823	556,763
American International Group, Inc.	25,603	1,402,788
Aon plc	5,318	511,166
Assurant, Inc.	1,416	86,957
Cincinnati Financial Corp.	2,744	146,200
Genworth Financial, Inc.*	10,001	73,107
Lincoln National Corp.	4,866	279,600
Loews Corp.	5,633	229,996
Marsh & McLennan Co.'s, Inc.	10,139	568,697
MetLife, Inc.	20,846	1,053,765
Principal Financial Group, Inc.	5,048	259,316
Progressive Corp.	10,047	273,279
Prudential Financial, Inc.	8,523	684,482
The Chubb Corp.	4,398	444,638
The Hartford Financial Services Group, Inc.	8,048	336,567
The Travelers Co.'s, Inc.	5,995	648,239
Torchmark Corp.	2,399	131,753
Unum Group	4,721	159,239
XL Group plc	5,009	184,331
		9,235,867

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	7,081	2,634,840
Expedia, Inc.	1,902	179,035
Netflix, Inc.*	1,106	460,859
The Priceline Group, Inc.*	977	1,137,375
TripAdvisor, Inc.*	2,053	170,748
		4,582,857

Internet Software & Services - 3.2%
Akamai Technologies, Inc.*	3,284	233,312
eBay, Inc.*	20,542	1,184,862
Equinix, Inc.	1,054	245,424
Facebook, Inc.*	39,161	3,219,622
Google, Inc.:
Class A*	5,317	2,949,340
Class C*	5,338	2,925,224
VeriSign, Inc.*	2,033	136,150
Yahoo!, Inc.*	16,433	730,200
		11,624,134

IT Services - 3.2%
Accenture plc	11,679	1,094,205
Alliance Data Systems Corp.*	1,185	351,056
Automatic Data Processing, Inc.	8,894	761,682
Cognizant Technology Solutions Corp.*	11,225	700,328
Computer Sciences Corp.	2,620	171,034
Fidelity National Information Services, Inc.	5,309	361,331
Fiserv, Inc.*	4,598	365,081
International Business Machines Corp.	17,188	2,758,674
MasterCard, Inc.	18,235	1,575,322
Paychex, Inc.	5,972	296,301
Teradata Corp.*	2,854	125,976
Total System Services, Inc.	3,086	117,731
Visa, Inc.	36,280	2,373,075
Western Union Co.	9,942	206,893
Xerox Corp.	20,152	258,953
		11,517,642

Leisure Products - 0.1%
Hasbro, Inc.	2,110	133,437
Mattel, Inc.	6,258	142,995
		276,432

Life Sciences - Tools & Services - 0.4%
Agilent Technologies, Inc.	6,148	255,449
PerkinElmer, Inc.	2,230	114,042
Thermo Fisher Scientific, Inc.	7,461	1,002,311
Waters Corp.*	1,564	194,437
		1,566,239

Machinery - 1.4%
Caterpillar, Inc.	11,292	903,699
Cummins, Inc.	3,155	437,409
Deere & Co.	6,333	555,341
Dover Corp.	3,071	212,268
Flowserve Corp.	2,533	143,089
Illinois Tool Works, Inc.	6,512	632,576

Ingersoll-Rand plc	4,956	337,404
Joy Global, Inc.	1,979	77,537
PACCAR, Inc.	6,543	413,125
Pall Corp.	1,979	198,672
Parker-Hannifin Corp.	2,748	326,407
Pentair plc	3,403	214,015
Snap-on, Inc.	1,077	158,384
Stanley Black & Decker, Inc.	2,879	274,541
Xylem, Inc.	3,390	118,718
		5,003,185

Media - 3.4%
Cablevision Systems Corp.	4,231	77,427
CBS Corp., Class B	8,534	517,416
Comcast Corp.	47,403	2,676,847
DIRECTV*	9,305	791,857
Discovery Communications, Inc.:
Class A*	2,741	84,313
Class C*	5,063	149,232
Gannett Co., Inc.	4,184	155,143
News Corp.*	9,186	147,068
Omnicom Group, Inc.	4,629	360,969
Scripps Networks Interactive, Inc.	1,977	135,543
The Interpublic Group of Co.'s, Inc.	7,815	172,868
The Walt Disney Co.	29,098	3,052,089
Time Warner Cable, Inc.	5,232	784,172
Time Warner, Inc.	15,493	1,308,229
Twenty-First Century Fox, Inc.	34,110	1,154,282
Viacom, Inc., Class B	6,890	470,587
		12,038,042

Metals & Mining - 0.3%
Alcoa, Inc.	22,801	294,589
Allegheny Technologies, Inc.	2,285	68,573
Freeport-McMoRan, Inc.	19,162	363,120
Newmont Mining Corp.	9,197	199,667
Nucor Corp.	5,875	279,239
		1,205,188

Multiline Retail - 0.8%
Dollar General Corp.*	5,595	421,751
Dollar Tree, Inc.*	3,810	309,162
Family Dollar Stores, Inc.	1,792	141,998
Kohl's Corp.	3,768	294,846
Macy's, Inc.	6,440	418,020
Nordstrom, Inc.	2,593	208,270
Target Corp.	11,881	975,074
		2,769,121

Multi-Utilities - 1.1%
Ameren Corp.	4,476	188,887
Centerpoint Energy, Inc.	7,928	161,810
CMS Energy Corp.	5,395	188,339
Consolidated Edison, Inc.	5,403	329,583
Dominion Resources, Inc.	10,891	771,845
DTE Energy Co.	3,266	263,534
Integrys Energy Group, Inc.	1,475	106,231
NiSource, Inc.	5,809	256,525
PG&E Corp.	8,861	470,253
Public Service Enterprise Group, Inc.	9,333	391,239
SCANA Corp.	2,659	146,218
Sempra Energy	4,311	469,985
TECO Energy, Inc.	4,324	83,886
Wisconsin Energy Corp.	4,195	207,653
		4,035,988

Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	9,446	782,223
Apache Corp.	7,115	429,248
Cabot Oil & Gas Corp.	7,698	227,322
Chesapeake Energy Corp.	9,340	132,254
Chevron Corp.	35,075	3,682,175
Cimarex Energy Co.	1,700	195,653
ConocoPhillips	22,818	1,420,649
Consol Energy, Inc.	4,241	118,282
Devon Energy Corp.	7,073	426,573
EOG Resources, Inc.	10,221	937,164
EQT Corp.	2,799	231,953
Exxon Mobil Corp.	78,251	6,651,335
Hess Corp.	4,532	307,587
Kinder Morgan, Inc.	31,789	1,337,045
Marathon Oil Corp.	12,472	325,644
Marathon Petroleum Corp.	5,094	521,575
Murphy Oil Corp.	3,112	145,019
Newfield Exploration Co.*	2,965	104,042
Noble Energy, Inc.	7,067	345,576
Occidental Petroleum Corp.	14,493	1,057,989
Oneok, Inc.	3,835	185,000
Phillips 66 Co.	10,139	796,925
Pioneer Natural Resources Co.	2,777	454,067
QEP Resources, Inc.	3,322	69,264
Range Resources Corp.	3,111	161,896
Southwestern Energy Co.*	7,013	162,631
Spectra Energy Corp.	12,373	447,531
Tesoro Corp.	2,376	216,905
Valero Energy Corp.	9,605	611,070

Williams Co.'s, Inc.	12,461	630,402
		23,114,999

Paper & Forest Products - 0.1%
International Paper Co.	7,991	443,421

Personal Products - 0.1%
The Estee Lauder Co.'s, Inc.	4,168	346,611

Pharmaceuticals - 6.0%
AbbVie, Inc.	29,717	1,739,633
Actavis plc*	7,284	2,167,864
Bristol-Myers Squibb Co.	30,939	1,995,567
Eli Lilly & Co.	18,173	1,320,268
Endo International plc*	3,311	296,997
Hospira, Inc.*	3,099	272,216
Johnson & Johnson	51,870	5,218,122
Mallinckrodt plc*	2,100	265,965
Merck & Co., Inc.	52,946	3,043,336
Mylan NV*	6,894	409,159
Perrigo Co. plc	2,626	434,734
Pfizer, Inc.	114,333	3,977,645
Zoetis, Inc.	9,243	427,858
		21,569,364

Professional Services - 0.2%
Equifax, Inc.	2,251	209,343
Nielsen NV	5,982	266,618
Robert Half International, Inc.	2,535	153,418
The Dun & Bradstreet Corp.	743	95,371
		724,750

Real Estate Investment Trusts - 2.4%
American Tower Corp.	7,791	733,523
Apartment Investment & Management Co.	2,703	106,390
AvalonBay Communities, Inc.	2,430	423,429
Boston Properties, Inc.	2,823	396,575
Crown Castle International Corp.	6,158	508,281
Equity Residential	6,702	521,818
Essex Property Trust, Inc.	1,220	280,478
General Growth Properties, Inc.	11,643	344,051
HCP, Inc.	8,453	365,254
Health Care REIT, Inc.	6,412	496,032
Host Hotels & Resorts, Inc.	13,964	281,794
Iron Mountain, Inc.	3,380	123,302
Kimco Realty Corp.	7,575	203,389
Plum Creek Timber Co., Inc.	3,281	142,559
Prologis, Inc.	9,554	416,172
Public Storage	2,674	527,152

Simon Property Group, Inc.	5,797	1,134,125
SL Green Realty Corp.	1,840	236,219
The Macerich Co.	2,616	220,607
Ventas, Inc.	6,171	450,606
Vornado Realty Trust	3,215	360,080
Weyerhaeuser Co.	9,712	321,953
		8,593,789

Real Estate Management & Development - 0.1%
CBRE Group, Inc.*	5,145	199,163

Road & Rail - 0.9%
CSX Corp.	18,528	613,647
Kansas City Southern	2,035	207,733
Norfolk Southern Corp.	5,712	587,879
Ryder System, Inc.	1,055	100,109
Union Pacific Corp.	16,440	1,780,617
		3,289,985

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	5,779	247,977
Analog Devices, Inc.	5,795	365,085
Applied Materials, Inc.	22,458	506,652
Avago Technologies Ltd.	4,787	607,853
Broadcom Corp.	10,252	443,860
First Solar, Inc.*	1,396	83,467
Intel Corp.	88,350	2,762,704
KLA-Tencor Corp.	3,059	178,309
Lam Research Corp.	2,991	210,073
Linear Technology Corp.	4,364	204,235
Microchip Technology, Inc.	3,695	180,686
Micron Technology, Inc.*	19,746	535,709
NVIDIA Corp.	9,538	199,583
Skyworks Solutions, Inc.	3,493	343,327
Texas Instruments, Inc.	19,702	1,126,659
Xilinx, Inc.	4,959	209,766
		8,205,945

Software - 3.4%
Adobe Systems, Inc.*	8,754	647,271
Autodesk, Inc.*	4,204	246,523
CA, Inc.	5,883	191,845
Citrix Systems, Inc.*	3,031	193,590
Electronic Arts, Inc.*	5,801	341,186
Intuit, Inc.	5,240	508,070
Microsoft Corp.	153,041	6,221,882
Oracle Corp.	59,802	2,580,456
Red Hat, Inc.*	3,493	264,595
Salesforce.com, Inc.*	11,287	754,084

Symantec Corp.	12,760	298,137
		12,247,639

Specialty Retail - 2.4%
AutoNation, Inc.*	1,361	87,553
AutoZone, Inc.*	595	405,885
Bed Bath & Beyond, Inc.*	3,464	265,949
Best Buy Co., Inc.	5,443	205,691
CarMax, Inc.*	4,062	280,319
GameStop Corp.	2,289	86,890
L Brands, Inc.	4,524	426,568
Lowe's Co.'s, Inc.	18,147	1,349,955
O'Reilly Automotive, Inc.*	1,892	409,126
Ross Stores, Inc.	3,919	412,906
Staples, Inc.	11,929	194,264
The Gap, Inc.	4,797	207,854
The Home Depot, Inc.	24,580	2,792,534
The TJX Co.'s, Inc.	12,736	892,157
Tiffany & Co.	2,047	180,157
Tractor Supply Co.	2,555	217,328
Urban Outfitters, Inc.*	2,033	92,806
		8,507,942

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	108,660	13,520,564
EMC Corp.	37,088	947,969
Hewlett-Packard Co.	33,906	1,056,511
NetApp, Inc.	5,814	206,164
SanDisk Corp.	3,974	252,826
Seagate Technology plc	6,024	313,429
Western Digital Corp.	4,075	370,866
		16,668,329

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	5,058	209,553
Fossil Group, Inc.*	838	69,093
Hanesbrands, Inc.	7,477	250,554
Michael Kors Holdings Ltd.*	3,776	248,272
Nike, Inc., Class B	13,030	1,307,300
PVH Corp.	1,525	162,504
Ralph Lauren Corp.	1,080	142,020
Under Armour, Inc.*	3,109	251,052
VF Corp.	6,351	478,294
		3,118,642

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	9,398	98,491

People's United Financial, Inc.	6,131	93,191
		191,682

Tobacco - 1.4%
Altria Group, Inc.	36,865	1,843,987
Lorillard, Inc.	6,688	437,061
Philip Morris International, Inc.	28,858	2,173,873
Reynolds American, Inc.	5,740	395,544
		4,850,465

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,037	208,708
United Rentals, Inc.*	1,777	161,991
W.W. Grainger, Inc.	1,124	265,051
		635,750

Total Equity Securities (Cost $200,132,575)		341,611,974

EXCHANGE TRADED PRODUCTS - 2.5%
SPDR S&P 500 ETF Trust	43,150	8,907,454

Total Exchange Traded Products (Cost $8,404,007)		8,907,454

U.S. TREASURY OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.11%, 7/23/15	$1,000,000	999,655

Total U.S. Treasury Obligations (Cost $999,655)		999,655

TIME DEPOSIT - 1.7%
State Street Bank Time Deposit, 0.088%, 4/1/15	6,297,361	6,297,361

Total Time Deposit (Cost $6,297,361)		6,297,361

TOTAL INVESTMENTS (Cost $215,833,598) - 99.9%		357,816,444
Other assets and liabilities, net - 0.1%		402,400
NET ASSETS - 100%		$358,218,844

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	7	6/15	$721,280	$245
S&P 500 Index	14	6/15	7,212,800	92,330
Total Purchased				$92,575

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
LLC: Limited Liability Corporation
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EQUITY SECURITIES - 92.7%	SHARES	VALUE
Aerospace & Defense - 1.6%
AAR Corp.	3,414	$104,810
Aerovironment, Inc.*	1,707	45,253
American Science & Engineering, Inc.	703	34,349
Astronics Corp.*	1,663	122,563
Cubic Corp.	1,711	88,579
Curtiss-Wright Corp.	4,318	319,273
DigitalGlobe, Inc.*	6,761	230,347
Ducommun, Inc.*	914	23,673
Engility Holdings, Inc.	1,480	44,459
Erickson, Inc.*	325	1,404
Esterline Technologies Corp.*	2,851	326,211
GenCorp, Inc.*	5,118	118,686
HEICO Corp.	5,959	363,916
Kratos Defense & Security Solutions, Inc.*	3,789	20,953
LMI Aerospace, Inc.*	916	11,184
Moog, Inc.*	3,657	274,458
National Presto Industries, Inc.	420	26,624
SIFCO Industries, Inc.	227	4,946
Sparton Corp.*	882	21,609
Taser International, Inc.*	4,756	114,667
Teledyne Technologies, Inc.*	3,363	358,933
The Keyw Holding Corp.*	2,749	22,624
		2,679,521

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	4,743	43,730
Atlas Air Worldwide Holdings, Inc.*	2,227	95,806
Echo Global Logistics, Inc.*	2,105	57,382
Forward Air Corp.	2,796	151,823
HUB Group, Inc.*	3,295	129,461
Park-Ohio Holdings Corp.	726	38,238
UTi Worldwide, Inc.*	7,825	96,248
XPO Logistics, Inc.*	4,518	205,433
		818,121

Airlines - 0.5%
Allegiant Travel Co.	1,237	237,863
Hawaiian Holdings, Inc.*	3,968	87,395
JetBlue Airways Corp.*	21,984	423,192
Republic Airways Holdings, Inc.*	4,602	63,278
Skywest, Inc.	4,346	63,495

Virgin America, Inc.*	1,340	40,736
		915,959

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.*	6,004	155,083
Cooper Tire & Rubber Co.	5,128	219,684
Cooper-Standard Holding, Inc.*	1,226	72,579
Dana Holding Corp.	14,944	316,215
Dorman Products, Inc.*	2,481	123,430
Drew Industries, Inc.	1,976	121,603
Federal-Mogul Holdings Corp.*	2,583	34,380
Fox Factory Holding Corp.*	848	13,008
Fuel Systems Solutions, Inc.*	1,211	13,370
Gentherm, Inc.*	3,161	159,662
Modine Manufacturing Co.*	4,047	54,513
Motorcar Parts of America, Inc.*	1,585	44,047
Remy International, Inc.	2,708	60,145
Shiloh Industries, Inc.*	483	6,781
Spartan Motors, Inc.	3,414	16,558
Standard Motor Products, Inc.	1,820	76,913
Stoneridge, Inc.*	2,174	24,545
Strattec Security Corp.	311	22,964
Superior Industries International, Inc.	2,023	38,295
Tenneco, Inc.*	5,455	313,226
Tower International, Inc.*	1,846	49,104
		1,936,105

Automobiles - 0.0%
Winnebago Industries, Inc.	2,545	54,107

Banks - 7.1%
1st Source Corp.	1,417	45,528
American National Bankshares, Inc.	705	15,919
Ameris Bancorp	2,059	54,337
Ames National Corp.	756	18,787
Arrow Financial Corp.	984	26,716
Banc of California, Inc.	2,665	32,806
Bancfirst Corp.	651	39,698
Banco Latinoamericano de Exportaciones SA	2,624	86,041
BancorpSouth, Inc.	8,605	199,808
Bank of Marin Bancorp	545	27,740
Bank of the Ozarks, Inc.	7,488	276,532
Banner Corp.	1,639	75,230
BBCN Bancorp, Inc.	6,810	98,541
Berkshire Hills Bancorp, Inc.	2,163	59,915
Blue Hills Bancorp, Inc.*	2,498	33,024
BNC Bancorp	1,580	28,598
Boston Private Financial Holdings, Inc.	7,038	85,512
Bridge Bancorp, Inc.	963	24,874

Bridge Capital Holdings*	752	19,635
Bryn Mawr Bank Corp.	1,004	30,532
C1 Financial, Inc.*	287	5,381
Camden National Corp.	710	28,286
Capital Bank Financial Corp.*	2,138	59,030
Capital City Bank Group, Inc.	1,232	20,020
Cardinal Financial Corp.	2,513	50,210
Cascade Bancorp*	3,096	14,861
Cathay General Bancorp	7,135	202,991
Center Bancorp, Inc.	1,968	38,297
Centerstate Banks of Florida, Inc.	2,552	30,394
Central Pacific Financial Corp.	1,534	35,236
Century Bancorp, Inc.	277	10,997
Chemical Financial Corp.	2,885	90,474
Citizens & Northern Corp.	1,125	22,702
City Holding Co.	1,381	64,948
CNB Financial Corp.	1,282	21,820
CoBiz Financial, Inc.	2,995	36,898
Columbia Banking System, Inc.	5,062	146,646
Community Bank System, Inc.	3,552	125,705
Community Trust Bancorp, Inc.	1,316	43,639
CommunityOne Bancorp*	901	8,866
CU Bancorp*	810	18,428
Customers Bancorp, Inc.*	2,244	54,664
CVB Financial Corp.	9,048	144,225
Eagle Bancorp, Inc.*	2,316	88,934
Enterprise Bancorp, Inc.	478	10,158
Enterprise Financial Services Corp.	1,698	35,081
FCB Financial Holdings, Inc.*	723	19,789
Fidelity Southern Corp.	1,097	18,517
Financial Institutions, Inc.	1,134	26,003
First BanCorp*	9,341	57,914
First Bancorp (North Carolina)	1,553	27,271
First Bancorp, Inc. (Maine)	691	12,058
First Busey Corp.	6,352	42,495
First Business Financial Services, Inc.	354	15,307
First Citizens BancShares, Inc.	847	219,957
First Commonwealth Financial Corp.	8,442	75,978
First Community Bancshares, Inc.	1,464	25,664
First Connecticut Bancorp, Inc.	1,473	22,640
First Financial Bancorp	5,061	90,136
First Financial Bankshares, Inc.	5,739	158,626
First Financial Corp.	966	34,670
First Interstate Bancsystem, Inc.	1,462	40,673
First Merchants Corp.	3,106	73,115
First Midwest Bancorp, Inc.	6,478	112,523
First NBC Bank Holding Co.*	1,338	44,127
First of Long Island Corp.	901	22,976
FirstMerit Corp.	14,817	282,412

Flushing Financial Corp.	2,726	54,711
FNB Corp.	15,337	201,528
German American Bancorp, Inc.	1,152	33,903
Glacier Bancorp, Inc.	6,673	167,826
Great Southern Bancorp, Inc.	940	37,027
Great Western Bancorp, Inc.	1,600	35,216
Green Bancorp, Inc.*	413	4,617
Guaranty Bancorp	1,371	23,252
Hampton Roads Bankshares, Inc.*	2,909	5,498
Hancock Holding Co.	7,373	220,158
Hanmi Financial Corp.	2,835	59,960
Heartland Financial USA, Inc.	1,357	44,279
Heritage Commerce Corp.	1,714	15,649
Heritage Financial Corp.	2,813	47,821
Heritage Oaks Bancorp	1,809	15,033
Hilltop Holdings, Inc.*	6,733	130,890
Home Bancshares, Inc.	4,851	164,400
HomeTrust Bancshares, Inc.*	1,850	29,544
Horizon Bancorp	750	17,542
Hudson Valley Holding Corp.	1,336	34,148
IBERIABANK Corp.	2,816	177,492
Independent Bank Corp.:
Massachusetts	2,254	98,883
Michigan	2,054	26,353
Independent Bank Group, Inc.	819	31,867
International Bancshares Corp.	4,652	121,092
Investors Bancorp, Inc.	32,098	376,189
Lakeland Bancorp, Inc.	3,213	36,950
Lakeland Financial Corp.	1,410	57,218
LegacyTexas Financial Group, Inc.	3,445	78,305
Macatawa Bank Corp.	2,047	10,951
MainSource Financial Group, Inc.	1,757	34,507
MB Financial, Inc.	5,883	184,197
Mercantile Bank Corp.	1,508	29,481
Merchants Bancshares, Inc.	377	10,997
Metro Bancorp, Inc.	1,253	34,545
Midsouth Bancorp, Inc.	777	11,461
MidWestOne Financial Group, Inc.	611	17,615
National Bank Holdings Corp.	3,069	57,728
National Bankshares, Inc.	719	21,455
National Penn Bancshares, Inc.	10,936	117,781
NBT Bancorp, Inc.	3,777	94,652
NewBridge Bancorp	2,966	26,457
Northrim BanCorp, Inc.	582	14,282
OFG Bancorp	4,052	66,129
Old Line Bancshares, Inc.	751	11,866
Old National Bancorp	10,137	143,844
Opus Bank	459	14,174
Pacific Continental Corp.	1,543	20,398

Pacific Premier Bancorp, Inc.*	1,331	21,549
Palmetto Bancshares, Inc.	384	7,296
Park National Corp.	1,147	98,137
Park Sterling Corp.	3,952	28,059
Peapack Gladstone Financial Corp.	1,336	28,858
Penns Woods Bancorp, Inc.	415	20,298
Peoples Bancorp, Inc.	1,091	25,791
Peoples Financial Services Corp.	676	30,332
Pinnacle Financial Partners, Inc.	3,094	137,559
Preferred Bank	1,057	29,036
PrivateBancorp, Inc.	6,390	224,736
Prosperity Bancshares, Inc.	6,249	327,948
Renasant Corp.	2,662	79,993
Republic Bancorp, Inc.	907	22,430
Republic First Bancorp, Inc.*	2,772	10,062
S&T Bancorp, Inc.	2,603	73,873
Sandy Spring Bancorp, Inc.	2,099	55,057
Seacoast Banking Corp of Florida*	1,191	16,996
ServisFirst Bancshares, Inc.	168	5,542
Sierra Bancorp	987	16,483
Simmons First National Corp.	1,504	68,387
South State Corp.	2,162	147,859
Southside Bancshares, Inc.	2,078	59,618
Southwest Bancorp, Inc.	1,698	30,207
Square 1 Financial, Inc.*	536	14,349
State Bank Financial Corp.	3,096	65,016
Sterling Bancorp/DE	8,012	107,441
Stock Yards Bancorp, Inc.	1,229	42,314
Stonegate Bank	892	26,929
Suffolk Bancorp	896	21,289
Sun Bancorp, Inc.*	618	11,686
Susquehanna Bancshares, Inc.	16,813	230,506
Talmer Bancorp, Inc.	1,544	23,646
Texas Capital Bancshares, Inc.*	4,029	196,011
The Bancorp, Inc.*	2,534	22,882
The Bank of Kentucky Financial Corp.	473	23,201
Tompkins Financial Corp.	1,247	67,151
TowneBank	4,244	68,244
TriCo Bancshares	1,995	48,139
Tristate Capital Holdings, Inc.*	1,979	20,720
Triumph Bancorp, Inc.*	680	9,289
Trustmark Corp.	6,043	146,724
UMB Financial Corp.	3,381	178,821
Umpqua Holdings Corp.	14,929	256,480
Union Bankshares Corp.	4,172	92,660
United Bankshares, Inc.	6,098	229,163
United Community Banks, Inc.	4,482	84,620
Univest Corp. of Pennsylvania	1,440	28,498
Valley National Bancorp	20,003	188,828

Washington Trust Bancorp, Inc.	1,232	47,050
Webster Financial Corp.	8,093	299,846
WesBanco, Inc.	2,789	90,866
West Bancorporation, Inc.	1,387	27,587
Westamerica Bancorporation	2,357	101,846
Western Alliance Bancorp*	6,761	200,396
Wilshire Bancorp, Inc.	5,565	55,483
Wintrust Financial Corp.	4,233	201,829
Yadkin Financial Corp.*	1,832	37,190
		12,214,192

Beverages - 0.2%
Coca Cola Bottling Co. Consolidated	436	49,294
Craft Brew Alliance, Inc.*	855	11,662
National Beverage Corp.*	1,154	28,169
The Boston Beer Company, Inc.*	747	199,748
		288,873

Biotechnology - 5.7%
ACADIA Pharmaceuticals, Inc.*	7,060	230,085
Acceleron Pharma, Inc.*	1,474	56,100
Achillion Pharmaceuticals, Inc.*	10,054	99,132
Acorda Therapeutics, Inc.*	3,732	124,201
Actinium Pharmaceuticals, Inc.*	1,775	4,384
Adamas Pharmaceuticals, Inc.*	262	4,582
Aegerion Pharmaceuticals, Inc.*	2,611	68,330
Agenus, Inc.*	5,577	28,610
Agios Pharmaceuticals, Inc.*	1,286	121,270
Akebia Therapeutics, Inc.*	702	7,799
Alder Biopharmaceuticals, Inc.*	717	20,693
AMAG Pharmaceuticals, Inc.*	1,838	100,465
Anacor Pharmaceuticals, Inc.*	2,952	170,773
Applied Genetic Technologies Corp.*	435	8,696
Ardelyx, Inc.*	432	5,655
Arena Pharmaceuticals, Inc.*	19,683	86,015
Ariad Pharmaceuticals, Inc.*	14,771	121,713
Array Biopharma, Inc.*	12,315	90,762
Arrowhead Research Corp.*	4,648	31,444
Atara Biotherapeutics, Inc.*	500	20,785
Auspex Pharmaceuticals, Inc.*	916	91,847
Avalanche Biotechnologies, Inc.*	605	24,515
BioCryst Pharmaceuticals, Inc.*	6,279	56,699
BioSpecifics Technologies Corp.*	326	12,763
Biotime, Inc.*	3,184	15,825
Bluebird Bio, Inc.*	2,176	262,796
Calithera Biosciences, Inc.*	700	11,494
Cara Therapeutics, Inc.*	464	4,663
Celldex Therapeutics, Inc.*	7,854	218,891
Cellular Dynamics International, Inc.*	871	14,311

Cepheid*	6,248	355,511
Chelsea Therapeutics International (b)*	5,785	686
ChemoCentryx, Inc.*	2,120	16,006
Chimerix, Inc.*	2,656	100,105
Clovis Oncology, Inc.*	2,211	164,123
Coherus Biosciences, Inc.*	600	18,348
CTI BioPharma Corp.*	12,809	23,184
Cytokinetics, Inc.*	2,136	14,482
Cytori Therapeutics, Inc.*	4,706	5,553
CytRx Corp.*	4,998	16,843
Dicerna Pharmaceuticals, Inc.*	300	7,209
Dyax Corp.*	11,613	194,576
Dynavax Technologies Corp.*	2,338	52,441
Eleven Biotherapeutics, Inc.*	400	3,568
Emergent Biosolutions, Inc.*	2,331	67,040
Enanta Pharmaceuticals, Inc.*	926	28,354
Epizyme, Inc.*	1,148	21,559
Esperion Therapeutics, Inc.*	543	50,282
Exact Sciences Corp.*	7,808	171,932
Exelixis, Inc.*	16,302	41,896
FibroGen, Inc.*	800	25,104
Five Prime Therapeutics, Inc.*	1,545	35,303
Flexion Therapeutics, Inc.*	390	8,783
Foundation Medicine, Inc.*	1,251	60,186
Galectin Therapeutics, Inc.*	1,614	5,407
Galena Biopharma, Inc.*	8,878	12,340
Genocea Biosciences, Inc.*	340	4,032
Genomic Health, Inc.*	1,445	44,145
Geron Corp.*	13,372	50,412
Halozyme Therapeutics, Inc.*	9,266	132,318
Heron Therapeutics, Inc.*	1,741	25,332
Hyperion Therapeutics, Inc.*	1,220	55,998
Idera Pharmaceuticals, Inc.*	7,586	28,144
Immune Design Corp.*	534	11,273
Immunogen, Inc.*	7,409	66,311
Immunomedics, Inc.*	6,814	26,098
Infinity Pharmaceuticals, Inc.*	4,129	57,723
Inovio Pharmaceuticals, Inc.*	5,391	43,991
Insmed, Inc.*	4,374	90,979
Insys Therapeutics, Inc.*	880	51,154
Intrexon Corp.*	3,194	144,912
Ironwood Pharmaceuticals, Inc.*	10,708	171,328
Isis Pharmaceuticals, Inc.*	10,373	660,449
Karyopharm Therapeutics, Inc.*	1,110	33,977
Keryx Biopharmaceuticals, Inc.*	8,915	113,488
Kindred Biosciences, Inc.*	744	5,312
Kite Pharma, Inc.*	756	43,606
KYTHERA Biopharmaceuticals, Inc.*	1,559	78,184
Lexicon Pharmaceuticals, Inc.*	17,874	16,878

Ligand Pharmaceuticals, Inc., Class B*	1,757	135,482
Loxo Oncology, Inc.*	319	3,972
MacroGenics, Inc.*	1,790	56,152
MannKind Corp.*	20,435	106,262
Merrimack Pharmaceuticals, Inc.*	8,667	102,964
MiMedx Group, Inc.*	8,019	83,398
Mirati Therapeutics, Inc.*	643	18,853
Momenta Pharmaceuticals, Inc.*	4,217	64,098
NanoViricides, Inc.*	3,592	8,082
Navidea Biopharmaceuticals, Inc.*	10,313	16,398
NeoStem, Inc.*	2,121	5,387
Neuralstem, Inc.*	6,160	11,704
Neurocrine Biosciences, Inc.*	7,445	295,641
NewLink Genetics Corp.*	1,774	97,056
Northwest Biotherapeutics, Inc.*	3,184	23,466
Novavax, Inc.*	20,953	173,281
Ohr Pharmaceutical, Inc.*	1,885	4,788
OncoMed Pharmaceuticals, Inc.*	1,132	29,183
Oncothyreon, Inc.*	6,340	10,334
Ophthotech Corp.*	1,243	57,837
Opko Health, Inc.*	17,658	250,214
Orexigen Therapeutics, Inc.*	10,727	83,992
Organovo Holdings, Inc.*	5,600	19,824
Osiris Therapeutics, Inc.*	1,445	25,403
Otonomy, Inc.*	630	22,277
OvaScience, Inc.*	1,363	47,337
PDL BioPharma, Inc.	14,391	101,241
Peregrine Pharmaceuticals, Inc.*	11,824	15,962
Portola Pharmaceuticals, Inc.*	3,766	142,957
Progenics Pharmaceuticals, Inc.*	5,151	30,803
Prothena Corp. plc*	2,363	90,125
PTC Therapeutics, Inc.*	2,158	131,314
Puma Biotechnology, Inc.*	2,050	484,026
Radius Health, Inc.*	778	32,022
Raptor Pharmaceutical Corp.*	4,911	53,383
Receptos, Inc.*	1,929	318,073
Regado Biosciences, Inc.*	1,384	1,688
Regulus Therapeutics, Inc.*	1,151	19,498
Repligen Corp.*	2,777	84,310
Retrophin, Inc.*	1,639	39,270
Rigel Pharmaceuticals, Inc.*	7,590	27,096
Sage Therapeutics, Inc.*	504	25,316
Sangamo Biosciences, Inc.*	5,756	90,254
Sarepta Therapeutics, Inc.*	3,645	48,406
Spectrum Pharmaceuticals, Inc.*	5,050	30,654
Stemline Therapeutics, Inc.*	1,313	18,999
Sunesis Pharmaceuticals, Inc.*	4,433	10,861
Synageva BioPharma Corp.*	2,045	199,449
Synergy Pharmaceuticals, Inc.*	6,947	32,095

Synta Pharmaceuticals Corp.*	5,731	11,118
T2 Biosystems, Inc.*	524	8,132
TESARO, Inc.*	1,727	99,130
TG Therapeutics, Inc.*	2,104	32,570
Threshold Pharmaceuticals, Inc.*	4,048	16,435
Tokai Pharmaceuticals, Inc.*	500	5,650
Ultragenyx Pharmaceutical, Inc.*	571	35,453
Vanda Pharmaceuticals, Inc.*	3,487	32,429
Verastem, Inc.*	2,484	25,262
Versartis, Inc.*	621	11,408
Vitae Pharmaceuticals, Inc.*	492	5,761
Vital Therapies, Inc.*	464	11,605
Xencor, Inc.*	1,263	19,349
XOMA Corp.*	6,130	22,313
Zafgen, Inc.*	605	23,964
ZIOPHARM Oncology, Inc.*	8,006	86,225
		9,800,154

Building Products - 0.8%
AAON, Inc.	3,552	87,131
Advanced Drainage Systems, Inc.	1,338	40,060
American Woodmark Corp.*	1,038	56,810
Apogee Enterprises, Inc.	2,456	106,099
Builders FirstSource, Inc.*	3,852	25,693
Continental Building Products, Inc.*	1,167	26,363
Gibraltar Industries, Inc.*	2,647	43,437
Griffon Corp.	3,918	68,291
Insteel Industries, Inc.	1,631	35,279
Masonite International Corp.*	2,637	177,365
NCI Building Systems, Inc.*	2,515	43,459
Norcraft Cos, Inc.*	648	16,569
Nortek, Inc.*	776	68,482
Patrick Industries, Inc.*	720	44,834
PGT, Inc.*	4,233	47,304
Ply Gem Holdings, Inc.*	1,362	17,706
Quanex Building Products Corp.	3,310	65,339
Simpson Manufacturing Co., Inc.	3,602	134,607
Trex Co., Inc.*	3,010	164,135
Universal Forest Products, Inc.	1,697	94,150
		1,363,113

Capital Markets - 1.4%
Arlington Asset Investment Corp.	1,962	47,206
Ashford, Inc.*	72	8,551
BGC Partners, Inc.	15,614	147,552
Calamos Asset Management, Inc.	1,559	20,969
CIFC Corp.	974	7,451
Cohen & Steers, Inc.	1,662	68,059
Cowen Group, Inc.*	10,340	53,768

Diamond Hill Investment Group, Inc.	250	40,000
Evercore Partners, Inc.	2,964	153,120
FBR & Co.*	825	19,066
Fifth Street Asset Management, Inc.	520	5,860
Financial Engines, Inc.	4,610	192,836
FXCM, Inc.	3,604	7,677
GAMCO Investors, Inc.	520	40,825
GFI Group, Inc.	907	5,379
Greenhill & Co., Inc.	2,533	100,433
HFF, Inc.	2,937	110,255
Intl. FCStone, Inc.*	1,181	35,111
Investment Technology Group, Inc.*	3,390	102,751
Janus Capital Group, Inc.	13,397	230,294
KCG Holdings, Inc.*	4,029	49,396
Ladenburg Thalmann Financial Services, Inc.*	8,462	32,663
Manning & Napier, Inc.	1,043	13,569
Medley Management, Inc.	520	5,715
Moelis & Co.	661	19,909
OM Asset Management plc	2,120	39,517
Oppenheimer Holdings, Inc.	932	21,865
Piper Jaffray Co.'s*	1,333	69,929
Pzena Investment Management, Inc.	491	4,502
RCS Capital Corp.	825	8,778
Safeguard Scientifics, Inc.*	1,902	34,388
Silvercrest Asset Management Group, Inc.	474	6,755
Stifel Financial Corp.*	5,867	327,085
Virtus Investment Partners, Inc.	634	82,908
Walter Investment Management Corp.*	3,180	51,357
Westwood Holdings Group, Inc.	603	36,361
WisdomTree Investments, Inc.	9,645	206,982
		2,408,842

Chemicals - 1.9%
American Vanguard Corp.	2,506	26,614
Axiall Corp.	6,266	294,126
Balchem Corp.	2,726	150,966
Calgon Carbon Corp.	4,914	103,538
Chase Corp.	526	23,002
Chemtura Corp.*	6,413	175,011
Ferro Corp.*	6,247	78,400
Flotek Industries, Inc.*	4,705	69,352
FutureFuel Corp.	1,874	19,246
H.B. Fuller Co.	4,489	192,443
Hawkins, Inc.	939	35,673
Innophos Holdings, Inc.	1,962	110,578
Innospec, Inc.	2,080	96,491
Intrepid Potash, Inc.*	4,719	54,504
KMG Chemicals, Inc.	568	15,183
Koppers Holdings, Inc.	1,798	35,385

Kraton Performance Polymers, Inc.*	2,903	58,670
Kronos Worldwide, Inc.	1,877	23,744
LSB Industries, Inc.*	1,588	65,632
Marrone Bio Innovations, Inc.*	470	1,819
Minerals Technologies, Inc.	3,090	225,879
Olin Corp.	7,080	226,843
OM Group, Inc.	2,757	82,793
Omnova Solutions, Inc.*	3,910	33,352
PolyOne Corp.	7,855	293,384
Quaker Chemical Corp.	1,185	101,483
Rentech, Inc.*	20,009	22,410
Schulman A, Inc.	2,537	122,283
Senomyx, Inc.*	3,810	16,802
Sensient Technologies Corp.	4,432	305,276
Stepan Co.	1,626	67,739
Trecora Resources*	1,798	21,936
Tredegar Corp.	2,145	43,136
Trinseo SA*	1,009	19,978
Tronox Ltd.	5,507	111,957
Zep, Inc.	1,900	32,357
		3,357,985

Commercial Banks - 0.0%
National Penn Bancshares, Inc., Fractional Shares (b)*	25,000	—

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	4,838	154,139
ACCO Brands Corp.*	10,173	84,538
ARC Document Solutions, Inc.*	3,218	29,702
Brady Corp.	4,299	121,619
Casella Waste Systems, Inc.*	3,332	18,326
Ceco Environmental Corp.	1,551	16,456
Cenveo, Inc.*	4,813	10,300
Civeo Corp.	8,414	21,372
Deluxe Corp.	4,485	310,721
Ennis, Inc.	2,271	32,067
G&K Services, Inc.	1,722	124,897
Healthcare Services Group, Inc.	6,297	202,323
Heritage-Crystal Clean, Inc.*	692	8,096
Herman Miller, Inc.	5,308	147,350
HNI Corp.	4,041	222,942
Innerworkings, Inc.*	3,823	25,691
Interface, Inc.	5,956	123,766
Kimball International, Inc., Class B	2,797	29,313
Knoll, Inc.	4,116	96,438
Matthews International Corp.	2,671	137,583
Mcgrath RentCorp	2,318	76,285
Mobile Mini, Inc.	4,186	178,491
MSA Safety, Inc.	2,646	131,982

Multi-Color Corp.	1,079	74,807
NL Industries, Inc.*	532	4,123
Performant Financial Corp.*	1,926	6,548
Quad/Graphics, Inc.	2,476	56,898
Quest Resource Holding Corp.*	1,141	1,438
SP Plus Corp.*	1,439	31,442
Steelcase, Inc.	7,407	140,289
Team, Inc.*	1,759	68,566
Tetra Tech, Inc.	5,436	130,573
The Brink's Co.	4,255	117,566
Unifirst Corp.	1,290	151,820
United Stationers, Inc.	3,611	148,015
US Ecology, Inc.	1,896	94,743
Viad Corp.	1,798	50,020
West Corp.	3,450	116,368
		3,497,613

Communications Equipment - 1.5%
Adtran, Inc.	5,252	98,055
Aerohive Networks, Inc.*	854	3,809
Alliance Fiber Optic Products, Inc.	992	17,281
Applied Optoelectronics, Inc.*	1,325	18,391
Aruba Networks, Inc.*	9,568	234,320
Bel Fuse, Inc., Class B	968	18,421
Black Box Corp.	1,535	32,128
CalAmp Corp.*	3,105	50,270
Calix, Inc.*	3,092	25,942
Ciena Corp.*	9,411	181,726
Clearfield, Inc.*	1,022	15,146
Comtech Telecommunications Corp.	1,501	43,454
Digi International, Inc.*	2,313	23,084
Emulex Corp.*	6,261	49,900
Extreme Networks, Inc.*	8,019	25,340
Finisar Corp.*	9,121	194,642
Harmonic, Inc.*	7,780	57,650
Infinera Corp.*	10,976	215,898
InterDigital, Inc.	3,281	166,478
Ixia*	5,569	67,552
KVH Industries, Inc.*	1,491	22,544
Netgear, Inc.*	3,160	103,901
Numerex Corp.*	1,206	13,748
Oclaro, Inc.*	8,388	16,608
Parkervision, Inc.*	6,832	5,671
Plantronics, Inc.	3,813	201,898
Polycom, Inc.*	12,379	165,879
Procera Networks, Inc.*	1,625	15,259
Ruckus Wireless, Inc.*	5,810	74,775
ShoreTel, Inc.*	5,065	34,543
Sonus Networks, Inc.*	4,404	34,704

Tessco Technologies, Inc.	485	11,960
Ubiquiti Networks, Inc.	2,663	78,692
Viasat, Inc.*	3,707	220,974
		2,540,643

Construction & Engineering - 0.7%
Aegion Corp.*	3,435	62,002
Ameresco, Inc.*	1,452	10,745
Argan, Inc.	1,205	43,585
Comfort Systems USA, Inc.	3,332	70,105
Dycom Industries, Inc.*	2,851	139,243
EMCOR Group, Inc.	6,029	280,168
Furmanite Corp.*	3,036	23,954
Granite Construction, Inc.	3,480	122,287
Great Lakes Dredge & Dock Corp.*	5,123	30,789
Layne Christensen Co.*	1,710	8,567
MasTec, Inc.*	5,558	107,269
MYR Group, Inc.*	1,740	54,532
Northwest Pipe Co.*	929	21,321
Orion Marine Group, Inc.*	2,350	20,821
Primoris Services Corp.	3,403	58,498
Sterling Construction Co., Inc.*	1,494	6,753
Tutor Perini Corp.*	3,216	75,094
		1,135,733

Construction Materials - 0.1%
Headwaters, Inc.*	6,432	117,963
United States Lime & Minerals, Inc.	156	10,062
US Concrete, Inc.*	1,160	39,301
		167,326

Consumer Finance - 0.6%
Cash America International, Inc.	2,478	57,737
Consumer Portfolio Services, Inc.*	1,464	10,233
Credit Acceptance Corp.*	570	111,150
Encore Capital Group, Inc.*	2,162	89,918
Enova International, Inc.*	2,251	44,322
Ezcorp, Inc.*	4,319	39,433
First Cash Financial Services, Inc.*	2,594	120,673
Green Dot Corp.*	2,789	44,401
Nelnet, Inc.	1,973	93,362
Nicholas Financial, Inc.*	799	11,194
PRA Group, Inc.*	4,486	243,680
Regional Management Corp.*	935	13,801
Springleaf Holdings, Inc.*	2,135	110,529
The JG Wentworth Co.*	860	8,935
World Acceptance Corp.*	697	50,825
		1,050,193

Containers & Packaging - 0.5%
AEP Industries, Inc.*	367	20,200
Berry Plastics Group, Inc.*	8,058	291,619
Graphic Packaging Holding Co.	29,297	425,978
Myers Industries, Inc.	2,431	42,615
UFP Technologies, Inc.*	495	11,276
		791,688

Distributors - 0.3%
Core-Mark Holding Co., Inc.	2,064	132,756
Pool Corp.	4,043	282,040
VOXX International Corp.*	1,390	12,732
Weyco Group, Inc.	562	16,804
		444,332

Diversified Consumer Services - 0.9%
2U, Inc.*	919	23,508
American Public Education, Inc.*	1,623	48,658
Ascent Capital Group, Inc.*	1,251	49,802
Bridgepoint Education, Inc.*	1,306	12,603
Bright Horizons Family Solutions, Inc.*	2,750	140,992
Capella Education Co.	953	61,831
Career Education Corp.*	5,930	29,828
Carriage Services, Inc.	1,428	34,086
Chegg, Inc.*	6,601	52,478
Collectors Universe, Inc.	618	13,942
Grand Canyon Education, Inc.*	4,180	180,994
Houghton Mifflin Harcourt Co.*	9,768	229,353
ITT Educational Services, Inc.*	2,015	13,682
K12, Inc.*	3,081	48,433
Liberty Tax, Inc.*	395	10,993
LifeLock, Inc.*	7,212	101,761
Regis Corp.*	4,098	67,043
Sotheby's	5,460	230,740
Steiner Leisure Ltd.*	1,287	61,004
Strayer Education, Inc.*	932	49,778
Universal Technical Institute, Inc.	1,842	17,683
Weight Watchers International, Inc.*	2,481	17,342
		1,496,534

Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	2,074	20,263
MarketAxess Holdings, Inc.	3,380	280,202
Marlin Business Services Corp.	795	15,924
NewStar Financial, Inc.*	2,242	26,299
PHH Corp.*	4,500	108,765
Pico Holdings, Inc.*	1,974	31,999
Resource America, Inc.	1,082	9,846

Tiptree Financial, Inc.*	702	4,654
		497,952

Diversified Telecommunication Services - 0.6%
8x8, Inc.*	7,711	64,772
Atlantic Tele-Network, Inc.	816	56,484
Cincinnati Bell, Inc.*	17,650	62,304
Cogent Communications Holdings, Inc.	4,216	148,951
Consolidated Communications Holdings, Inc.	4,382	89,393
Fairpoint Communications, Inc.*	1,772	31,187
General Communication, Inc.*	2,713	42,757
Globalstar, Inc.*	24,602	81,925
Hawaiian Telcom Holdco, Inc.*	922	24,553
IDT Corp., Class B	1,313	23,306
inContact, Inc.*	5,364	58,468
Inteliquent, Inc.	2,529	39,806
Intelsat SA*	2,452	29,424
Iridium Communications, Inc.*	7,224	70,145
Lumos Networks Corp.	1,286	19,624
magicJack VocalTec Ltd.*	1,359	9,296
ORBCOMM, Inc.*	3,946	23,558
Premiere Global Services, Inc.*	4,149	39,664
Vonage Holdings Corp.*	14,328	70,350
		985,967

Electric Utilities - 1.2%
Allete, Inc.	3,923	206,977
Cleco Corp.	5,409	294,899
El Paso Electric Co.	3,612	139,568
IDACORP, Inc.	4,508	283,418
MGE Energy, Inc.	3,033	134,423
NRG Yield, Inc.	2,102	106,634
Otter Tail Corp.	3,144	101,142
PNM Resources, Inc.	7,138	208,430
Portland General Electric Co.	7,006	259,853
Spark Energy, Inc.	264	3,894
The Empire District Electric Co.	3,796	94,217
UIL Holdings Corp.	5,066	260,494
Unitil Corp.	1,238	43,045
		2,136,994

Electrical Equipment - 0.9%
AZZ, Inc.	2,174	101,287
Capstone Turbine Corp.*	26,878	17,471
Encore Wire Corp.	1,782	67,502
EnerSys	3,895	250,215
Enphase Energy, Inc.*	1,376	18,149
Franklin Electric Co., Inc.	4,275	163,048
FuelCell Energy, Inc.*	20,660	25,825

Generac Holdings, Inc.*	6,168	300,320
General Cable Corp.	4,306	74,192
Global Power Equipment Group, Inc.	1,548	20,434
GrafTech International Ltd.*	10,077	39,200
LSI Industries, Inc.	1,507	12,282
Plug Power, Inc.*	14,972	38,777
Polypore International, Inc.*	4,039	237,897
Powell Industries, Inc.	811	27,387
Power Solutions International, Inc.*	402	25,845
PowerSecure International, Inc.*	1,635	21,517
Preformed Line Products Co.	222	9,353
Revolution Lighting Technologies, Inc.*	2,558	2,839
TCP International Holdings Ltd.*	630	1,159
Thermon Group Holdings, Inc.*	2,669	64,243
Vicor Corp.*	1,707	25,946
		1,544,888

Electronic Equipment & Instruments - 2.5%
Agilysys, Inc.*	1,316	12,949
Anixter International, Inc.*	2,434	185,300
Badger Meter, Inc.	1,311	78,581
Belden, Inc.	3,907	365,539
Benchmark Electronics, Inc.*	4,688	112,653
Checkpoint Systems, Inc.	3,461	37,448
Cognex Corp.*	7,782	385,909
Coherent, Inc.*	2,234	145,121
Control4 Corp.*	1,024	12,268
CTS Corp.	2,987	53,736
CUI Global, Inc.*	1,848	10,829
Daktronics, Inc.	2,960	31,998
DTS, Inc.*	1,575	53,660
Electro Rent Corp.	1,712	19,414
Electro Scientific Industries, Inc.	1,856	11,470
Fabrinet*	3,146	59,743
FARO Technologies, Inc.*	1,524	94,686
FEI Co.	3,740	285,512
GSI Group, Inc.*	2,626	34,978
II-VI, Inc.*	4,403	81,279
Insight Enterprises, Inc.*	3,744	106,779
InvenSense, Inc.*	6,369	96,872
Itron, Inc.*	3,524	128,661
Kemet Corp.*	3,628	15,020
Kimball Electronics, Inc.*	2,097	29,652
Littelfuse, Inc.	2,017	200,470
Maxwell Technologies, Inc.*	2,297	18,514
Mercury Systems, Inc.*	2,519	39,170
Mesa Laboratories, Inc.	233	16,823
Methode Electronics, Inc.	3,257	153,209
MTS Systems Corp.	1,363	103,111

Multi-Fineline Electronix, Inc.*	789	14,415
Newport Corp.*	3,209	61,164
OSI Systems, Inc.*	1,719	127,653
Park Electrochemical Corp.	1,804	38,894
PC Connection, Inc.	756	19,724
Plexus Corp.*	3,040	123,941
RealD, Inc.*	3,490	44,637
Rofin-Sinar Technologies, Inc.*	2,473	59,921
Rogers Corp.*	1,624	133,509
Sanmina Corp.*	7,377	178,450
Scansource, Inc.*	2,349	95,487
Speed Commerce, Inc.*	3,454	2,206
SYNNEX Corp.	2,554	197,296
TTM Technologies, Inc.*	4,786	43,122
Universal Display Corp.*	3,577	167,225
Viasystems Group, Inc.*	399	6,979
Vishay Precision Group, Inc.*	1,011	16,105
		4,312,082

Energy Equipment & Services - 1.0%
Aspen Aerogels, Inc.*	496	3,611
Basic Energy Services, Inc.*	2,777	19,245
Bristow Group, Inc.	3,189	173,641
C&J Energy Services Ltd.*	4,013	44,665
CARBO Ceramics, Inc.	1,769	53,972
CHC Group Ltd.*	3,069	4,082
Dawson Geophysical Co.*	1,180	5,039
Era Group, Inc.*	1,735	36,157
Exterran Holdings, Inc.	5,249	176,209
FMSA Holdings, Inc.*	2,190	15,856
Forum Energy Technologies, Inc.*	5,340	104,664
Geospace Technologies Corp.*	1,271	20,984
Glori Energy, Inc.*	1,092	2,326
Gulf Island Fabrication, Inc.	1,328	19,734
Gulfmark Offshore, Inc.	2,302	30,018
Helix Energy Solutions Group, Inc.*	9,457	141,477
Hercules Offshore, Inc.*	14,267	5,981
Hornbeck Offshore Services, Inc.*	3,249	61,114
Independence Contract Drilling, Inc.*	903	6,294
ION Geophysical Corp.*	11,881	25,782
Key Energy Services, Inc.*	11,770	21,421
Matrix Service Co.*	2,252	39,545
McDermott International, Inc.*	21,286	81,738
Mitcham Industries, Inc.*	1,145	5,267
Natural Gas Services Group, Inc.*	1,066	20,489
Newpark Resources, Inc.*	7,785	70,921
Nordic American Offshore Ltd.	1,600	14,656
North Atlantic Drilling Ltd.	6,169	7,156
Nuverra Environmental Solutions, Inc.*	1,204	4,286

Parker Drilling Co.*	10,148	35,417
PHI, Inc.*	1,085	32,637
Pioneer Energy Services Corp.*	5,200	28,184
Profire Energy, Inc.*	1,195	1,613
RigNet, Inc.*	1,109	31,706
SEACOR Holdings, Inc.*	1,648	114,816
Tesco Corp.	3,109	35,349
Tetra Technologies, Inc.*	6,615	40,881
US Silica Holdings, Inc.	4,817	171,533
Vantage Drilling Co.*	15,538	5,089
Willbros Group, Inc.*	3,210	10,625
		1,724,180

Food & Staples Retailing - 1.0%
Andersons, Inc.	2,527	104,542
Casey's General Stores, Inc.	3,449	310,755
Diplomat Pharmacy, Inc.*	1,340	46,337
Fairway Group Holdings Corp.*	1,354	9,167
Fresh Market, Inc.*	3,837	155,936
Ingles Markets, Inc.	1,087	53,785
Liberator Medical Holdings, Inc.	2,822	9,877
Natural Grocers by Vitamin Cottage, Inc.*	875	24,159
Pricesmart, Inc.	1,677	142,511
Roundy's, Inc.*	2,172	10,621
Smart & Final Stores, Inc.*	1,170	20,592
SpartanNash Co.	3,281	103,548
SUPERVALU, Inc.*	18,166	211,271
The Chefs' Warehouse, Inc.*	1,456	32,658
United Natural Foods, Inc.*	4,447	342,597
Village Super Market, Inc.	640	20,122
Weis Markets, Inc.	958	47,670
		1,646,148

Food Products - 1.4%
Alico, Inc.	267	13,686
B&G Foods, Inc.	4,808	141,499
Boulder Brands, Inc.*	5,245	49,985
Calavo Growers, Inc.	1,188	61,087
Cal-Maine Foods, Inc.	2,780	108,587
Darling Ingredients, Inc.*	14,747	206,605
Dean Foods Co.	8,376	138,455
Diamond Foods, Inc.*	1,809	58,919
Farmer Bros Co.*	538	13,316
Fresh Del Monte Produce, Inc.	3,265	127,041
Freshpet, Inc.*	1,050	20,402
Inventure Foods, Inc.*	1,177	13,171
J&J Snack Foods Corp.	1,333	142,231
John B Sanfilippo & Son, Inc.	716	30,860
Lancaster Colony Corp.	1,658	157,792

Landec Corp.*	2,282	31,834
Lifeway Foods, Inc.*	385	8,235
Limoneira Co.	753	16,415
Omega Protein Corp.*	1,591	21,781
Post Holdings, Inc.*	4,614	216,120
Sanderson Farms, Inc.	2,067	164,637
Seaboard Corp.*	26	107,432
Seneca Foods Corp.*	794	23,669
Snyders-Lance, Inc.	4,100	131,036
Tootsie Roll Industries, Inc.	1,790	60,722
TreeHouse Foods, Inc.*	3,701	314,659
		2,380,176

Gas Utilities - 1.0%
Chesapeake Utilities Corp.	1,240	62,756
Laclede Group, Inc.	3,793	194,277
New Jersey Resources Corp.	7,552	234,565
Northwest Natural Gas Co.	2,413	115,703
ONE Gas, Inc.	4,657	201,322
Piedmont Natural Gas Co., Inc.	6,984	257,779
South Jersey Industries, Inc.	2,955	160,397
Southwest Gas Corp.	4,167	242,394
WGL Holdings, Inc.	4,651	262,316
		1,731,509

Health Care Equipment & Supplies - 3.4%
Abaxis, Inc.	1,932	123,861
Abiomed, Inc.*	3,519	251,890
Accuray, Inc.*	6,420	59,706
Analogic Corp.	1,056	95,990
Angiodynamics, Inc.*	2,155	38,337
Anika Therapeutics, Inc.*	1,292	53,192
Antares Pharma, Inc.*	9,495	25,731
AtriCure, Inc.*	2,456	50,323
Atrion Corp.	136	46,989
Cantel Medical Corp.	2,887	137,132
Cardiovascular Systems, Inc.*	2,478	96,741
Cerus Corp.*	7,927	33,056
Conmed Corp.	2,439	123,145
CryoLife, Inc.	2,420	25,095
Cyberonics, Inc.*	2,405	156,133
Cynosure, Inc.*	1,968	60,359
Derma Sciences, Inc.*	1,659	14,052
DexCom, Inc.*	6,713	418,488
Endologix, Inc.*	5,655	96,531
Exactech, Inc.*	863	22,119
GenMark Diagnostics, Inc.*	3,729	48,402
Globus Medical, Inc.*	5,894	148,765
Greatbatch, Inc.*	2,229	128,948

Haemonetics Corp.*	4,665	209,552
HeartWare International, Inc.*	1,443	126,652
ICU Medical, Inc.*	1,127	104,969
Inogen, Inc.*	440	14,076
Insulet Corp.*	4,966	165,616
Integra LifeSciences Holdings Corp.*	2,238	137,973
Invacare Corp.	2,865	55,610
K2M Group Holdings, Inc.*	791	17,442
LDR Holding Corp.*	1,489	54,557
Masimo Corp.*	3,947	130,172
Meridian Bioscience, Inc.	3,556	67,848
Merit Medical Systems, Inc.*	3,534	68,030
Natus Medical, Inc.*	2,993	118,134
Neogen Corp.*	3,181	148,648
Nevro Corp.*	700	33,551
NuVasive, Inc.*	4,111	189,065
NxStage Medical, Inc.*	5,151	89,112
Ocular Therapeutix, Inc.*	504	21,160
OraSure Technologies, Inc.*	4,811	31,464
Orthofix International NV*	1,686	60,511
Oxford Immunotec Global plc*	1,165	16,403
PhotoMedex, Inc.*	1,180	2,372
Quidel Corp.*	2,538	68,475
Rockwell Medical, Inc.*	3,471	37,938
Roka Bioscience, Inc.*	443	1,418
RTI Surgical, Inc.*	5,680	28,059
Second Sight Medical Products, Inc.*	350	4,487
Sientra, Inc.*	500	9,595
Staar Surgical Co.*	3,235	24,036
STERIS Corp.	5,295	372,080
SurModics, Inc.*	1,145	29,804
Symmetry Surgical, Inc.*	785	5,754
Tandem Diabetes Care, Inc.*	810	10,222
The Spectranetics Corp.*	3,673	127,673
Thoratec Corp.*	4,735	198,349
Tornier NV*	3,186	83,537
TransEnterix, Inc.*	2,569	7,527
TriVascular Technologies, Inc.*	666	6,986
Unilife Corp.*	11,004	44,126
Utah Medical Products, Inc.	296	17,719
Vascular Solutions, Inc.*	1,424	43,176
Veracyte, Inc.*	444	3,232
West Pharmaceutical Services, Inc.	6,333	381,310
Wright Medical Group, Inc.*	4,472	115,378
Zeltiq Aesthetics, Inc.*	2,605	80,312
		5,819,095

Health Care Providers & Services - 2.5%
AAC Holdings, Inc.*	500	15,290

Acadia Healthcare Co., Inc.*	3,764	269,502
Aceto Corp.	2,638	58,036
Addus HomeCare Corp.*	471	10,842
Adeptus Health, Inc.*	494	24,809
Air Methods Corp.*	3,508	163,438
Alliance HealthCare Services, Inc.*	430	9,537
Almost Family, Inc.*	759	33,935
Amedisys, Inc.*	2,499	66,923
AMN Healthcare Services, Inc.*	3,946	91,034
AmSurg Corp.*	3,725	229,162
Bio-Reference Laboratories, Inc.*	2,096	73,863
BioScrip, Inc.*	6,131	27,160
BioTelemetry, Inc.*	2,365	20,930
Capital Senior Living Corp.*	2,506	65,006
Chemed Corp.	1,553	185,428
Civitas Solutions, Inc.*	1,020	21,359
Corvel Corp.*	1,018	35,029
Cross Country Healthcare, Inc.*	2,877	34,121
Ensign Group, Inc.	1,989	93,205
ExamWorks Group, Inc.*	3,163	131,644
Five Star Quality Care, Inc.*	3,773	16,752
Genesis Healthcare, Inc.*	1,394	9,925
Hanger, Inc.*	3,155	71,587
HealthEquity, Inc.*	918	22,941
Healthsouth Corp.	7,894	350,178
Healthways, Inc.*	2,984	58,785
IPC Healthcare, Inc.*	1,420	66,229
Kindred Healthcare, Inc.	6,844	162,819
Landauer, Inc.	822	28,885
LHC Group, Inc.*	1,040	34,351
Magellan Health, Inc.*	2,407	170,464
Molina Healthcare, Inc.*	2,706	182,087
National Healthcare Corp.	949	60,461
National Research Corp.	681	9,806
Owens & Minor, Inc.	5,654	191,331
PharMerica Corp.*	2,681	75,577
Providence Service Corp.*	915	48,605
RadNet, Inc.*	2,930	24,612
Select Medical Holdings Corp.	7,056	104,640
Surgical Care Affiliates, Inc.*	991	34,021
Team Health Holdings, Inc.*	6,294	368,262
Triple-S Management Corp., Class B*	2,042	40,595
Trupanion, Inc.*	737	5,896
U.S. Physical Therapy, Inc.	1,051	49,922
Universal American Corp.*	3,383	36,130
WellCare Health Plans, Inc.*	3,931	359,529
		4,244,643

Health Care Technology - 0.5%

Castlight Health, Inc.*	1,160	9,002
Computer Programs & Systems, Inc.	938	50,896
HealthStream, Inc.*	1,758	44,302
HMS Holdings Corp.*	7,740	119,583
Imprivata, Inc.*	521	7,294
MedAssets, Inc.*	5,465	102,851
Medidata Solutions, Inc.*	4,847	237,697
Merge Healthcare, Inc.*	4,792	21,420
Omnicell, Inc.*	3,154	110,705
Quality Systems, Inc.	4,465	71,351
Vocera Communications, Inc.*	1,818	18,035
		793,136

Hotels, Restaurants & Leisure - 3.1%
Belmond Ltd.*	8,656	106,296
Biglari Holdings, Inc.*	151	62,529
BJ's Restaurants, Inc.*	1,919	96,814
Bloomin' Brands, Inc.	6,917	168,291
Bob Evans Farms, Inc.	2,139	98,950
Boyd Gaming Corp.*	6,948	98,662
Bravo Brio Restaurant Group, Inc.*	1,583	23,254
Buffalo Wild Wings, Inc.*	1,694	307,021
Caesars Acquisition Co.*	4,096	27,853
Caesars Entertainment Corp.*	4,594	48,375
Carrols Restaurant Group, Inc.*	3,096	25,666
Churchill Downs, Inc.	1,203	138,309
Chuy's Holdings, Inc.*	1,598	36,003
ClubCorp Holdings, Inc.	1,823	35,293
Cracker Barrel Old Country Store, Inc.	1,710	260,159
Dave & Buster's Entertainment, Inc.*	590	17,971
Del Frisco's Restaurant Group, Inc.*	2,117	42,658
Denny's Corp.*	7,914	90,220
Diamond Resorts International, Inc.*	3,170	105,973
DineEquity, Inc.	1,457	155,914
El Pollo Loco Holdings, Inc.*	720	18,439
Empire Resorts, Inc.*	1,352	6,219
Famous Dave's of America, Inc.*	419	11,942
Fiesta Restaurant Group, Inc.*	2,400	146,400
Habit Restaurants, Inc.*	500	16,070
Ignite Restaurant Group, Inc.*	597	2,895
International Speedway Corp.	2,420	78,916
Interval Leisure Group, Inc.	3,495	91,604
Intrawest Resorts Holdings, Inc.*	1,551	13,525
Isle of Capri Casinos, Inc.*	1,930	27,116
Jack in the Box, Inc.	3,588	344,161
Jamba, Inc.*	1,460	21,477
Krispy Kreme Doughnuts, Inc.*	5,647	112,884
La Quinta Holdings, Inc.*	3,968	93,962
Life Time Fitness, Inc.*	3,662	259,856

Marcus Corp.	1,890	40,238
Marriott Vacations Worldwide Corp.	2,367	191,845
Monarch Casino & Resort, Inc.*	917	17,551
Morgans Hotel Group Co.*	2,245	17,399
Nathan's Famous, Inc.	240	12,996
Noodles & Co.*	970	16,917
Papa John's International, Inc.	2,743	169,545
Papa Murphy's Holdings, Inc.*	523	9,487
Penn National Gaming, Inc.*	7,043	110,293
Pinnacle Entertainment, Inc.*	5,340	192,721
Popeyes Louisiana Kitchen, Inc.*	2,162	129,331
Potbelly Corp.*	854	11,700
Red Robin Gourmet Burgers, Inc.*	1,221	106,227
Ruby Tuesday, Inc.*	5,637	33,878
Ruth's Hospitality Group, Inc.	3,111	49,403
Scientific Games Corp.*	4,117	43,105
Sonic Corp.	4,843	153,523
Speedway Motorsports, Inc.	1,049	23,865
Texas Roadhouse, Inc.	6,246	227,542
The Cheesecake Factory, Inc.	4,476	220,801
Vail Resorts, Inc.	3,239	334,977
Zoe's Kitchen, Inc.*	523	17,411
		5,322,432

Household Durables - 1.1%
Beazer Homes USA, Inc.*	2,186	38,736
Cavco Industries, Inc.*	792	59,448
Century Communities, Inc.*	353	6,823
CSS Industries, Inc.	772	23,276
Dixie Group, Inc.*	1,341	12,136
Ethan Allen Interiors, Inc.	2,160	59,702
Flexsteel Industries, Inc.	405	12,672
Helen of Troy Ltd.*	2,562	208,777
Hovnanian Enterprises, Inc.*	9,758	34,738
Installed Building Products, Inc.*	739	16,081
iRobot Corp.*	2,473	80,694
KB Home	7,345	114,729
La-Z-Boy, Inc.	4,509	126,748
LGI Homes, Inc.*	1,281	21,341
Libbey, Inc.	1,811	72,277
Lifetime Brands, Inc.	858	13,110
M/I Homes, Inc.*	2,148	51,208
MDC Holdings, Inc.	3,443	98,126
Meritage Homes Corp.*	3,505	170,483
NACCO Industries, Inc.	427	22,627
New Home Co., Inc.*	775	12,361
Skullcandy, Inc.*	1,457	16,464
Standard Pacific Corp.*	12,781	115,029
The Ryland Group, Inc.	4,204	204,903

TRI Pointe Homes, Inc.*	12,890	198,893
Turtle Beach Corp.*	628	1,168
UCP, Inc.*	666	5,794
Universal Electronics, Inc.*	1,407	79,411
WCI Communities, Inc.*	1,051	25,171
William Lyon Homes*	1,572	40,589
		1,943,515

Household Products - 0.2%
Central Garden & Pet Co.*	3,442	36,554
HRG Group, Inc.*	7,451	92,988
Oil-Dri Corp. of America	406	13,662
Orchids Paper Products Co.	518	13,965
WD-40 Co.	1,334	118,112
		275,281

Independent Power and Renewable Electricity Producers - 0.5%
Abengoa Yield plc	2,507	84,686
Atlantic Power Corp.	10,236	28,763
Dynegy, Inc.*	10,840	340,701
Ormat Technologies, Inc.	2,907	110,524
Pattern Energy Group, Inc.	3,871	109,627
TerraForm Power, Inc.*	2,508	91,567
Vivint Solar, Inc.*	1,800	21,852
		787,720

Industrial Conglomerates - 0.0%
Raven Industries, Inc.	3,264	66,781

Insurance - 2.3%
Ambac Financial Group, Inc.*	4,033	97,599
American Equity Investment Life Holding Co.	6,661	194,035
Amerisafe, Inc.	1,651	76,359
Amtrust Financial Services, Inc.	2,657	151,409
Argo Group International Holdings Ltd.	2,578	129,287
Atlas Financial Holdings, Inc.*	1,031	18,218
Baldwin & Lyons, Inc., Class B	853	20,011
Citizens, Inc.*	3,380	20,821
CNO Financial Group, Inc.	18,092	311,544
Crawford & Co., Class B	2,478	21,410
Donegal Group, Inc.	916	14,400
eHealth, Inc.*	1,593	14,942
EMC Insurance Group, Inc.	497	16,799
Employers Holdings, Inc.	2,669	72,036
Enstar Group Ltd.*	764	108,381
FBL Financial Group, Inc.	766	47,500
Federated National Holding Co.	1,014	31,028
Fidelity & Guaranty Life	987	20,924
First American Financial Corp.	9,574	341,600

Global Indemnity plc*	810	22,478
Greenlight Capital Re Ltd.*	2,477	78,769
Hallmark Financial Services, Inc.*	1,205	12,773
HCI Group, Inc.	801	36,742
Heritage Insurance Holdings, Inc.*	618	13,602
Horace Mann Educators Corp.	3,435	117,477
Independence Holding Co.	665	9,037
Infinity Property & Casualty Corp.	994	81,558
Kansas City Life Insurance Co.	365	16,764
Kemper Corp.	3,841	149,645
Maiden Holdings Ltd.	4,341	64,377
Meadowbrook Insurance Group, Inc.	4,743	40,316
Montpelier Re Holdings Ltd.	3,225	123,969
National General Holdings Corp.	3,180	59,466
National Interstate Corp.	681	19,122
National Western Life Insurance Co.	193	49,080
OneBeacon Insurance Group Ltd.	1,823	27,728
Primerica, Inc.	4,895	249,156
RLI Corp.	3,852	201,883
Safety Insurance Group, Inc.	1,103	65,904
Selective Insurance Group, Inc.	4,935	143,362
State Auto Financial Corp.	1,338	32,500
State National Cos, Inc.	2,290	22,786
Stewart Information Services Corp.	1,793	72,868
Symetra Financial Corp.	6,754	158,449
The Navigators Group, Inc.*	925	72,002
The Phoenix Co.'s, Inc.*	538	26,895
Third Point Reinsurance Ltd.*	5,088	71,995
United Fire Group, Inc.	1,786	56,741
United Insurance Holdings Corp.	1,490	33,525
Universal Insurance Holdings, Inc.	2,530	64,743
		3,904,015

Internet & Catalog Retail - 0.5%
1-800-FLOWERS.COM, Inc.*	2,081	24,618
Blue Nile, Inc.*	1,104	35,151
EVINE Live, Inc.*	3,387	22,727
FTD Cos, Inc.*	1,526	45,688
Gaiam, Inc.*	1,344	9,798
HSN, Inc.	2,974	202,916
Lands' End, Inc.*	1,477	52,995
NutriSystem, Inc.	2,351	46,973
Orbitz Worldwide, Inc.*	4,623	53,904
Overstock.com, Inc.*	951	23,033
PetMed Express, Inc.	1,778	29,373
Shutterfly, Inc.*	3,452	156,168
Travelport Worldwide Ltd.	2,630	43,921

Wayfair, Inc.*	1,100	35,332
		782,597

Internet Software & Services - 2.1%
Actua Corp.*	3,688	57,127
Amber Road, Inc.*	800	7,400
Angie's List, Inc.*	4,167	24,460
Bankrate, Inc.*	6,007	68,119
Bazaarvoice, Inc.*	4,145	23,419
Benefitfocus, Inc.*	448	16,482
Blucora, Inc.*	3,611	49,326
Borderfree, Inc.*	535	3,215
Brightcove, Inc.*	2,425	17,775
Carbonite, Inc.*	1,044	14,929
Care.com, Inc.*	566	4,290
ChannelAdvisor Corp.*	1,855	17,975
Cimpress NV*	2,983	251,706
comScore, Inc.*	3,182	162,918
Constant Contact, Inc.*	2,738	104,619
Cornerstone OnDemand, Inc.*	4,762	137,574
Coupons.com, Inc.*	1,081	12,691
Cvent, Inc.*	1,607	45,060
Dealertrack Technologies, Inc.*	4,801	184,935
Demand Media, Inc.*	539	3,083
Demandware, Inc.*	2,692	163,943
Dice Holdings, Inc.*	3,501	31,229
EarthLink Holdings Corp.	9,440	41,914
Endurance International Group Holdings, Inc.*	2,701	51,481
Envestnet, Inc.*	3,051	171,100
Everyday Health, Inc.*	678	8,719
Five9, Inc.*	1,093	6,077
Global Sources Ltd.*	1,547	9,065
Gogo, Inc.*	5,007	95,433
GrubHub, Inc.*	800	36,312
GTT Communications, Inc.*	1,262	23,827
Internap Corp.*	4,533	46,373
IntraLinks Holdings, Inc.*	3,311	34,236
j2 Global, Inc.	4,261	279,862
Limelight Networks, Inc.*	4,616	16,756
Liquidity Services, Inc.*	2,122	20,965
LivePerson, Inc.*	4,955	50,714
LogMeIn, Inc.*	2,176	121,834
Marchex, Inc., Class B	2,943	12,007
Marin Software, Inc.*	2,360	14,844
Marketo, Inc.*	2,297	58,849
Millennial Media, Inc.*	6,754	9,793
Monster Worldwide, Inc.*	8,303	52,641
NIC, Inc.	5,804	102,557
OPOWER, Inc.*	696	7,050

Perficient, Inc.*	2,876	59,504
Q2 Holdings, Inc.*	886	18,730
QuinStreet, Inc.*	2,943	17,511
RealNetworks, Inc.*	1,733	11,663
Reis, Inc.	719	18,435
RetailMeNot, Inc.*	2,759	49,690
Rightside Group Ltd.*	539	5,471
Rocket Fuel, Inc.*	1,645	15,134
SciQuest, Inc.*	2,242	37,957
Shutterstock, Inc.*	1,363	93,597
SPS Commerce, Inc.*	1,411	94,678
Stamps.com, Inc.*	1,226	82,498
TechTarget, Inc.*	1,109	12,787
Textura Corp.*	1,671	45,418
Travelzoo, Inc.*	642	6,189
Tremor Video, Inc.*	3,179	7,439
TrueCar, Inc.*	697	12,441
Unwired Planet, Inc.*	8,707	4,979
Web.com Group, Inc.*	4,640	87,928
WebMD Health Corp.*	3,472	152,195
Wix.com Ltd.*	1,243	23,816
XO Group, Inc.*	2,474	43,716
Xoom Corp.*	2,770	40,691
YuMe, Inc.*	450	2,336
		3,619,487

IT Services - 2.3%
Acxiom Corp.*	6,896	127,507
Blackhawk Network Holdings, Inc.*	4,714	168,620
CACI International, Inc.*	2,105	189,282
Cardtronics, Inc.*	3,972	149,347
Cass Information Systems, Inc.	943	52,940
Ciber, Inc.*	6,559	27,023
Computer Task Group, Inc.	1,181	8,633
Convergys Corp.	9,093	207,957
CSG Systems International, Inc.	2,979	90,532
Datalink Corp.*	1,373	16,531
EPAM Systems, Inc.*	3,190	195,515
Euronet Worldwide, Inc.*	4,566	268,252
EVERTEC, Inc.	5,885	128,646
ExlService Holdings, Inc.*	2,814	104,681
Forrester Research, Inc.	1,083	39,833
Global Cash Access Holdings, Inc.*	5,479	41,750
Heartland Payment Systems, Inc.	3,211	150,435
Higher One Holdings, Inc.*	2,895	7,006
iGate Corp.*	3,073	131,094
Information Services Group, Inc.	2,926	11,675
Lionbridge Technologies, Inc.*	5,129	29,338
Luxoft Holding, Inc.*	703	36,373

Mantech International Corp.	1,948	66,115
MAXIMUS, Inc.	6,066	404,966
ModusLink Global Solutions, Inc.*	3,259	12,547
MoneyGram International, Inc.*	2,614	22,585
NeuStar, Inc.*	4,968	122,312
PRGX Global, Inc.*	2,488	10,002
Science Applications International Corp.	3,506	180,033
ServiceSource International, Inc.*	5,266	16,325
SYKES Enterprises, Inc.*	3,603	89,535
Syntel, Inc.*	2,780	143,809
TeleTech Holdings, Inc.	1,717	43,698
The Hackett Group, Inc.	1,931	17,263
Unisys Corp.*	4,413	102,426
Virtusa Corp.*	2,330	96,415
WEX, Inc.*	3,472	372,754
		3,883,755

Leisure Products - 0.5%
Arctic Cat, Inc.	1,125	40,860
Black Diamond, Inc.*	1,890	17,860
Brunswick Corp.	8,191	421,427
Callaway Golf Co.	6,676	63,622
Escalade, Inc.	888	15,433
Jakks Pacific, Inc.*	1,960	13,406
Johnson Outdoors, Inc.	405	13,410
Leapfrog Enterprises, Inc.*	5,496	11,981
Malibu Boats, Inc.*	708	16,532
Marine Products Corp.	813	6,967
Nautilus, Inc.*	2,675	40,847
Smith & Wesson Holding Corp.*	4,829	61,473
Sturm Ruger & Co., Inc.	1,672	82,981
		806,799

Life Sciences - Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*	2,034	45,765
Affymetrix, Inc.*	6,207	77,960
Albany Molecular Research, Inc.*	2,006	35,306
Cambrex Corp.*	2,637	104,504
Enzo Biochem, Inc.*	3,062	9,033
Fluidigm Corp.*	2,515	105,882
INC Research Holdings, Inc.*	800	26,184
Luminex Corp.*	3,221	51,536
NanoString Technologies, Inc.*	900	9,171
Pacific Biosciences of California, Inc.*	5,069	29,603
PAREXEL International Corp.*	5,097	351,642
PRA Health Sciences, Inc.*	1,700	49,028
Sequenom, Inc.*	10,313	40,736
		936,350

Machinery - 2.7%
Accuride Corp.*	4,261	19,856
Actuant Corp.	5,732	136,078
Alamo Group, Inc.	670	42,297
Albany International Corp.	2,370	94,208
Altra Industrial Motion Corp.	2,349	64,926
American Railcar Industries, Inc.	842	41,873
ARC Group Worldwide, Inc.*	275	1,468
Astec Industries, Inc.	1,736	74,440
Barnes Group, Inc.	4,857	196,660
Blount International, Inc.*	4,185	53,903
Briggs & Stratton Corp.	4,154	85,323
Chart Industries, Inc.*	2,730	95,755
CIRCOR International, Inc.	1,582	86,535
CLARCOR, Inc.	4,518	298,459
Columbus McKinnon Corp.	1,673	45,071
Commercial Vehicle Group, Inc.*	2,272	14,632
Douglas Dynamics, Inc.	1,993	45,520
Dynamic Materials Corp.	1,203	15,362
Energy Recovery, Inc.*	4,261	11,036
EnPro Industries, Inc.	2,060	135,857
ESCO Technologies, Inc.	2,314	90,200
Federal Signal Corp.	5,446	85,992
FreightCar America, Inc.	1,042	32,750
Gerber Scientific, Inc. (b)*	2,334	—
Global Brass & Copper Holdings, Inc.	1,912	29,540
Gorman-Rupp Co.	1,593	47,710
Graham Corp.	863	20,686
Greenbrier Co.'s, Inc.	2,407	139,606
Harsco Corp.	7,235	124,876
Hillenbrand, Inc.	5,628	173,736
Hurco Co.'s, Inc.	529	17,420
Hyster-Yale Materials Handling, Inc.	908	66,547
John Bean Technologies Corp.	2,463	87,978
Kadant, Inc.	966	50,821
LB Foster Co.	815	38,696
Lindsay Corp.	1,094	83,418
Lydall, Inc.*	1,583	50,213
Manitex International, Inc.*	1,060	10,314
Meritor, Inc.*	8,688	109,556
Miller Industries, Inc.	1,050	25,725
Mueller Industries, Inc.	5,080	183,540
Mueller Water Products, Inc.	14,277	140,628
NN, Inc.	1,381	34,635
Omega Flex, Inc.	248	6,237
Proto Labs, Inc.*	2,028	141,960
RBC Bearings, Inc.	2,083	159,433
Rexnord Corp.*	6,732	179,677
Standex International Corp.	1,092	89,686

Sun Hydraulics Corp.	1,860	76,930
Tennant Co.	1,652	107,991
The ExOne Co.*	889	12,135
Titan International, Inc.	3,947	36,944
Trimas Corp.*	4,053	124,792
Twin Disc, Inc.	694	12,263
Wabash National Corp.*	5,981	84,332
Watts Water Technologies, Inc.	2,554	140,547
Woodward, Inc.	5,941	303,050
Xerium Technologies, Inc.*	941	15,263
		4,695,086

Marine - 0.1%
Baltic Trading Ltd.	4,408	6,568
Golden Ocean Group Ltd.*	2,607	13,035
International Shipholding Corp.	583	7,060
Matson, Inc.	3,681	155,191
Navios Maritime Holdings, Inc.	7,110	29,720
Safe Bulkers, Inc.	3,487	12,518
Scorpio Bulkers, Inc.*	11,398	27,013
Ultrapetrol Bahamas Ltd.*	1,843	2,672
		253,777

Media - 1.3%
AH Belo Corp.	1,629	13,407
AMC Entertainment Holdings, Inc.	1,817	64,485
Carmike Cinemas, Inc.*	1,988	66,797
Central European Media Enterprises Ltd.*	6,603	17,564
Cinedigm Corp.*	6,857	11,108
Crown Media Holdings, Inc.*	3,539	14,156
Cumulus Media, Inc.*	12,148	30,006
Daily Journal Corp.*	88	16,122
Dex Media, Inc.*	1,477	6,189
Entercom Communications Corp.*	2,183	26,523
Entravision Communications Corp.	4,508	28,536
Eros International plc*	1,755	30,660
Global Eagle Entertainment, Inc.*	3,417	45,480
Gray Television, Inc.*	4,337	59,937
Harte-Hanks, Inc.	4,010	31,278
Hemisphere Media Group, Inc.*	742	9,386
Journal Communications, Inc.*	3,822	56,642
Lee Enterprises, Inc.*	4,803	15,226
Loral Space & Communications, Inc.*	1,123	76,858
Martha Stewart Living Omnimedia, Inc.*	2,756	17,914
McClatchy Co.*	5,532	10,179
MDC Partners, Inc.	3,806	107,900
Media General, Inc.*	7,023	115,809
Meredith Corp.	3,218	179,468
National CineMedia, Inc.	5,048	76,225

New Media Investment Group, Inc.	3,919	93,782
New York Times Co.	12,702	174,780
Nexstar Broadcasting Group, Inc.	2,744	157,012
Radio One, Inc.*	2,071	6,379
ReachLocal, Inc.*	820	2,386
Reading International, Inc.*	1,506	20,256
Rentrak Corp.*	876	48,671
Saga Communications, Inc.	394	17,549
Salem Media Group, Inc.	911	5,612
Scholastic Corp.	2,251	92,156
SFX Entertainment, Inc.*	3,959	16,192
Sinclair Broadcast Group, Inc.	6,153	193,266
Sizmek, Inc.*	2,184	15,856
The EW Scripps Co.*	2,937	83,528
Time, Inc.	9,880	221,707
Townsquare Media, Inc.*	783	10,062
World Wrestling Entertainment, Inc.	2,503	35,067
		2,322,116

Metals & Mining - 0.8%
AK Steel Holding Corp.*	15,537	69,450
AM Castle & Co.*	1,549	5,654
Ampco-Pittsburgh Corp.	791	13,811
Century Aluminum Co.*	4,538	62,624
Coeur Mining, Inc.*	9,023	42,498
Commercial Metals Co.	10,551	170,821
Globe Specialty Metals, Inc.	5,721	108,241
Gold Resource Corp.	2,687	8,572
Handy & Harman Ltd.*	480	19,709
Haynes International, Inc.	1,062	47,376
Hecla Mining Co.	32,391	96,525
Horsehead Holding Corp.*	4,443	56,248
Kaiser Aluminum Corp.	1,616	124,254
Materion Corp.	1,774	68,175
Molycorp, Inc.*	16,313	6,285
Noranda Aluminum Holding Corp.	3,000	8,910
Olympic Steel, Inc.	846	11,387
RTI International Metals, Inc.*	2,751	98,788
Ryerson Holding Corp.*	965	6,147
Schnitzer Steel Industries, Inc.	2,273	36,050
Stillwater Mining Co.*	10,735	138,696
SunCoke Energy, Inc.	5,853	87,444
Universal Stainless & Alloy Products, Inc.*	703	18,433
Walter Energy, Inc.	5,396	3,346
Worthington Industries, Inc.	4,612	122,725
		1,432,169

Multiline Retail - 0.2%
Bon-Ton Stores, Inc.	1,090	7,586

Burlington Stores, Inc.*	2,568	152,591
Fred's, Inc.	3,167	54,124
Tuesday Morning Corp.*	3,766	60,633
		274,934

Multi-Utilities - 0.3%
Avista Corp.	5,392	184,299
Black Hills Corp.	3,999	201,710
NorthWestern Corp.	4,137	222,529
		608,538

Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp.*	7,685	24,976
Adams Resources & Energy, Inc.	189	12,703
Alon USA Energy, Inc.	2,007	33,256
Alpha Natural Resources, Inc.*	19,041	19,039
American Eagle Energy Corp.*	2,726	491
Amyris, Inc.*	2,650	6,360
Approach Resources, Inc.*	3,528	23,250
Arch Coal, Inc.*	19,111	19,109
Ardmore Shipping Corp.	1,617	16,283
Bill Barrett Corp.*	4,332	35,956
Bonanza Creek Energy, Inc.*	3,471	85,595
Callon Petroleum Co.*	4,852	36,244
Carrizo Oil & Gas, Inc.*	4,076	202,373
Clayton Williams Energy, Inc.*	515	26,074
Clean Energy Fuels Corp.*	5,949	31,738
Cloud Peak Energy, Inc.*	5,496	31,987
Comstock Resources, Inc.	4,332	15,465
Contango Oil & Gas Co.*	1,560	34,320
Delek US Holdings, Inc.	5,318	211,390
DHT Holdings, Inc.	8,118	56,664
Diamondback Energy, Inc.*	3,892	299,061
Dorian LPG Ltd.*	656	8,548
Eclipse Resources Corp.*	2,658	14,938
Emerald Oil, Inc.*	4,852	3,590
Energy XXI Ltd.	8,400	30,576
Evolution Petroleum Corp.	1,370	8,152
EXCO Resources, Inc.	14,704	26,908
Frontline Ltd.*	4,236	9,489
FX Energy, Inc.*	4,491	5,614
GasLog Ltd.	3,773	73,272
Gastar Exploration, Inc.*	6,157	16,131
Goodrich Petroleum Corp.*	3,118	11,069
Green Plains, Inc.	3,352	95,700
Halcon Resources Corp.*	23,366	35,984
Hallador Energy Co.	353	4,127
Harvest Natural Resources, Inc.*	3,772	1,686
Isramco, Inc.*	85	10,693

Jones Energy, Inc.*	958	8,603
Magnum Hunter Resources Corp.:
Common*	16,925	45,190
Warrants (strike price $8.50/share, expires 04/15/2016)` (b)*	1,482	—
Matador Resources Co.*	6,569	143,992
Midstates Petroleum Co., Inc.*	3,332	2,832
Miller Energy Resources, Inc.*	2,624	1,640
Navios Maritime Acquisition Corp.	7,368	26,083
Nordic American Tankers Ltd.	7,992	95,185
Northern Oil And Gas, Inc.*	5,718	44,086
Pacific Ethanol, Inc.*	1,816	19,595
Panhandle Oil and Gas, Inc.	1,238	24,500
Parsley Energy, Inc.*	4,480	71,590
PDC Energy, Inc.*	3,207	173,306
Penn Virginia Corp.*	5,878	38,089
Petroquest Energy, Inc.*	4,829	11,107
Renewable Energy Group, Inc.*	3,095	28,536
Resolute Energy Corp.*	6,982	3,934
REX American Resources Corp.*	552	33,567
Rex Energy Corp.*	4,308	16,026
Ring Energy, Inc.*	1,669	17,725
Rosetta Resources, Inc.*	5,505	93,695
RSP Permian, Inc.*	1,985	50,002
Sanchez Energy Corp.*	4,490	58,415
Scorpio Tankers, Inc.	15,226	143,429
SemGroup Corp.	3,819	310,637
Ship Finance International Ltd.	5,296	78,381
Solazyme, Inc.*	6,808	19,471
Stone Energy Corp.*	4,921	72,240
Swift Energy Co.*	3,858	8,333
Synergy Resources Corp.*	7,149	84,716
Teekay Tankers Ltd.	7,096	40,731
TransAtlantic Petroleum Ltd.*	2,028	10,830
Triangle Petroleum Corp.*	6,778	34,093
Vaalco Energy, Inc.*	5,208	12,760
Vertex Energy, Inc.*	1,057	3,911
W&T Offshore, Inc.	3,057	15,621
Warren Resources, Inc.*	6,571	5,848
Western Refining, Inc.	4,767	235,442
Westmoreland Coal Co.*	1,194	31,951
		3,694,903

Paper & Forest Products - 0.7%
Boise Cascade Co.*	3,531	132,271
Clearwater Paper Corp.*	1,805	117,866
Deltic Timber Corp.	942	62,408
KapStone Paper and Packaging Corp.	7,578	248,862
Louisiana-Pacific Corp.*	12,647	208,802
Neenah Paper, Inc.	1,484	92,809

PH Glatfelter Co.	3,701	101,889
Resolute Forest Products, Inc.*	6,020	103,845
Schweitzer-Mauduit International, Inc.	2,730	125,908
Wausau Paper Corp.	4,288	40,865
		1,235,525

Personal Products - 0.1%
Elizabeth Arden, Inc.*	2,269	35,396
Female Health Co.	1,851	5,238
Inter Parfums, Inc.	1,484	48,408
Medifast, Inc.*	1,179	35,335
Nature's Sunshine Products, Inc.	1,018	13,356
Nutraceutical International Corp.*	861	16,962
Revlon, Inc.*	936	38,563
Synutra International, Inc.*	1,867	11,949
USANA Health Sciences, Inc.*	481	53,449
		258,656

Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc.*	1,801	6,952
Achaogen, Inc.*	618	6,032
Aerie Pharmaceuticals, Inc.*	681	21,343
Akorn, Inc.*	5,586	265,391
Alimera Sciences, Inc.*	1,462	7,325
Amphastar Pharmaceuticals, Inc.*	810	12,118
Ampio Pharmaceuticals, Inc.*	3,665	27,597
ANI Pharmaceuticals, Inc.*	616	38,531
Aratana Therapeutics, Inc.*	2,189	35,046
BioDelivery Sciences International, Inc.*	3,714	38,997
Bio-Path Holdings, Inc.*	6,576	11,837
Catalent, Inc.*	4,289	133,602
Cempra, Inc.*	2,640	90,578
Corcept Therapeutics, Inc.*	3,942	22,075
Depomed, Inc.*	5,197	116,465
Dermira, Inc.*	690	10,592
Egalet Corp.*	300	3,879
Endocyte, Inc.*	2,665	16,683
Forest Laboratories, Inc. (b)*	1,024	—
Horizon Pharma plc*	5,831	151,431
IGI Laboratories, Inc.*	2,576	21,020
Impax Laboratories, Inc.*	6,278	294,250
Intersect ENT, Inc.*	514	13,277
Intra-Cellular Therapies, Inc.*	1,532	36,584
Lannett Co., Inc.*	2,305	156,072
Medicines Co.*	5,826	163,245
Nektar Therapeutics*	11,378	125,158
Omeros Corp.*	3,039	66,949
Omthera Pharmaceutical CVR (b)*	508	—
Pacira Pharmaceuticals, Inc.*	3,195	283,876

Pain Therapeutics, Inc.*	3,409	6,443
Pernix Therapeutics Holdings, Inc.*	2,981	31,867
Phibro Animal Health Corp.	1,313	46,493
Pozen, Inc.*	2,758	21,292
Prestige Brands Holdings, Inc.*	4,643	199,138
Relypsa, Inc.*	1,515	54,646
Repros Therapeutics, Inc.*	1,982	17,025
Revance Therapeutics, Inc.*	595	12,334
Sagent Pharmaceuticals, Inc.*	1,961	45,593
Sciclone Pharmaceuticals, Inc.*	5,114	45,310
Sucampo Pharmaceuticals, Inc.*	1,564	24,336
Supernus Pharmaceuticals, Inc.*	2,624	31,724
Tetraphase Pharmaceuticals, Inc.*	2,301	84,309
TherapeuticsMD, Inc.*	10,413	62,999
Theravance Biopharma, Inc.*	2,108	36,574
Theravance, Inc.	7,380	116,014
Trius Therapeutics, Inc. (b)*	3,210	—
VIVUS, Inc.*	8,977	22,083
XenoPort, Inc.*	5,108	36,369
Zogenix, Inc.*	8,716	11,941
ZS Pharma, Inc.*	599	25,206
		3,108,601

Professional Services - 1.3%
Acacia Research Corp.	4,242	45,389
Barrett Business Services, Inc.	606	25,961
CBIZ, Inc.*	3,612	33,700
CDI Corp.	1,164	16,354
Corporate Executive Board Co.	3,029	241,896
CRA International, Inc.*	1,024	31,867
Exponent, Inc.	1,204	107,036
Franklin Covey Co.*	1,007	19,395
FTI Consulting, Inc.*	3,661	137,141
GP Strategies Corp.*	1,245	46,065
Heidrick & Struggles International, Inc.	1,525	37,484
Hill International, Inc.*	2,159	7,751
Huron Consulting Group, Inc.*	2,110	139,576
ICF International, Inc.*	1,793	73,244
Insperity, Inc.	1,904	99,560
Kelly Services, Inc.	2,314	40,356
Kforce, Inc.	2,335	52,094
Korn/Ferry International	4,288	140,947
Mistras Group, Inc.*	1,338	25,770
Navigant Consulting, Inc.*	4,439	57,529
On Assignment, Inc.*	4,868	186,785
Paylocity Holding Corp.*	751	21,509
Pendrell Corp.*	12,424	16,151
Resources Connection, Inc.	3,518	61,565
RPX Corp.*	4,750	68,352

The Advisory Board Co.*	3,702	197,243
TriNet Group, Inc.*	1,409	49,639
TrueBlue, Inc.*	3,417	83,204
VSE Corp.	430	35,208
WageWorks, Inc.*	3,146	167,776
		2,266,547

Real Estate Investment Trusts - 8.3%
Acadia Realty Trust	6,003	209,385
AG Mortgage Investment Trust, Inc.	2,395	45,122
Agree Realty Corp.	1,546	50,972
Alexander's, Inc.	180	82,184
Altisource Residential Corp.	5,118	106,761
American Assets Trust, Inc.	3,308	143,170
American Capital Mortgage Investment Corp.	4,660	83,694
American Residential Properties, Inc.*	2,883	51,865
Anworth Mortgage Asset Corp.	9,993	50,864
Apollo Commercial Real Estate Finance, Inc.	4,134	71,022
Apollo Residential Mortgage, Inc.	2,739	43,687
Ares Commercial Real Estate Corp.	2,562	28,310
Armada Hoffler Properties, Inc.	1,639	17,472
ARMOUR Residential REIT, Inc.	32,000	101,440
Ashford Hospitality Prime, Inc.	2,274	38,135
Ashford Hospitality Trust, Inc.	6,276	60,375
Associated Estates Realty Corp.	4,985	123,030
Aviv REIT, Inc.	1,762	64,313
Campus Crest Communities, Inc.	5,690	40,740
Capstead Mortgage Corp.	8,425	99,162
CareTrust REIT, Inc.	2,304	31,242
CatchMark Timber Trust, Inc.	1,679	19,678
Cedar Realty Trust, Inc.	7,099	53,172
Chambers Street Properties	21,238	167,355
Chatham Lodging Trust	3,372	99,171
Chesapeake Lodging Trust	4,815	162,891
Colony Capital, Inc.	9,456	245,100
CorEnergy Infrastructure Trust, Inc.	4,105	28,448
Coresite Realty Corp.	1,850	90,058
Cousins Properties, Inc.	19,440	206,064
CubeSmart	14,296	345,248
CyrusOne, Inc.	2,886	89,812
CYS Investments, Inc.	14,520	129,373
DCT Industrial Trust, Inc.	7,371	255,479
DiamondRock Hospitality Co.	17,535	247,770
DuPont Fabros Technology, Inc.	5,521	180,426
Dynex Capital, Inc.	4,570	38,708
EastGroup Properties, Inc.	2,805	168,693
Education Realty Trust, Inc.	4,098	144,987
Empire State Realty Trust, Inc.	8,210	154,430
EPR Properties	5,015	301,050

Equity One, Inc.	5,505	146,928
Excel Trust, Inc.	5,373	75,329
FelCor Lodging Trust, Inc.	10,890	125,126
First Industrial Realty Trust, Inc.	9,869	211,493
First Potomac Realty Trust	5,123	60,912
Franklin Street Properties Corp.	7,763	99,522
Getty Realty Corp.	2,309	42,024
Gladstone Commercial Corp.	1,672	31,116
Government Properties Income Trust	6,014	137,420
Gramercy Property Trust, Inc.	4,115	115,494
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,951	35,664
Hatteras Financial Corp.	8,649	157,066
Healthcare Realty Trust, Inc.	8,606	239,075
Hersha Hospitality Trust	17,467	113,011
Highwoods Properties, Inc.	8,076	369,719
Hudson Pacific Properties, Inc.	5,765	191,340
Inland Real Estate Corp.	7,356	78,636
Invesco Mortgage Capital, Inc.	11,030	171,296
Investors Real Estate Trust	9,894	74,205
iStar Financial, Inc.*	7,508	97,604
Kite Realty Group Trust	2,877	81,045
LaSalle Hotel Properties	9,845	382,577
Lexington Realty Trust	18,426	181,128
LTC Properties, Inc.	3,077	141,542
Mack-Cali Realty Corp.	7,945	153,180
Medical Properties Trust, Inc.	18,315	269,963
Monmouth Real Estate Investment Corp.	5,012	55,683
National Health Investors, Inc.	3,302	234,475
New Residential Investment Corp.	12,456	187,214
New York Mortgage Trust, Inc.	9,264	71,889
New York REIT, Inc.	14,329	150,168
One Liberty Properties, Inc.	1,012	24,713
Owens Realty Mortgage, Inc.	965	14,456
Parkway Properties, Inc.	6,906	119,819
Pebblebrook Hotel Trust	6,295	293,158
Pennsylvania Real Estate Investment Trust	6,022	139,891
Pennymac Mortgage Investment Trust	6,536	139,151
Physicians Realty Trust	6,186	108,935
Potlatch Corp.	3,637	145,625
PS Business Parks, Inc.	1,744	144,822
QTS Realty Trust, Inc.	1,241	45,185
RAIT Financial Trust	7,053	48,384
Ramco-Gershenson Properties Trust	6,823	126,908
Redwood Trust, Inc.	7,435	132,863
Resource Capital Corp.	11,065	50,235
Retail Opportunity Investments Corp.	7,949	145,467
Rexford Industrial Realty, Inc.	5,070	80,157
RLJ Lodging Trust	11,730	367,266
Rouse Properties, Inc.	3,327	63,080

Ryman Hospitality Properties, Inc.	3,893	237,123
Sabra Healthcare REIT, Inc.	5,204	172,513
Saul Centers, Inc.	873	49,936
Select Income REIT	3,298	82,417
Silver Bay Realty Trust Corp.	3,446	55,687
Sovran Self Storage, Inc.	2,955	277,593
STAG Industrial, Inc.	4,997	117,529
Starwood Waypoint Residential Trust	3,505	90,604
STORE Capital Corp.	2,770	64,680
Strategic Hotels & Resorts, Inc.*	23,577	293,062
Summit Hotel Properties, Inc.	7,666	107,861
Sun Communities, Inc.	4,213	281,091
Sunstone Hotel Investors, Inc.	18,270	304,561
Terreno Realty Corp.	3,766	85,865
The GEO Group, Inc.	6,506	284,572
Trade Street Residential, Inc.	1,663	11,907
UMH Properties, Inc.	1,825	18,378
Universal Health Realty Income Trust	985	55,406
Urstadt Biddle Properties, Inc.	2,125	49,002
Washington Real Estate Investment Trust	5,971	164,979
Western Asset Mortgage Capital Corp.	3,699	55,781
Whitestone REIT	1,829	29,045
		14,232,409

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	4,241	183,126
Altisource Asset Management Corp.*	126	23,326
Altisource Portfolio Solutions SA*	1,173	15,097
AV Homes, Inc.*	824	13,151
Consolidated-Tomoka Land Co.	504	30,069
Forestar Group, Inc.*	3,184	50,212
FRP Holdings, Inc.*	453	16,489
Kennedy-Wilson Holdings, Inc.	6,390	167,035
Marcus & Millichap, Inc.*	608	22,788
RE/MAX Holdings, Inc.	1,023	33,974
Tejon Ranch Co.*	1,147	30,338
The St. Joe Co.*	5,663	105,105
		690,710

Road & Rail - 0.6%
ArcBest Corp.	2,213	83,851
Celadon Group, Inc.	1,805	49,132
Heartland Express, Inc.	4,871	115,735
Knight Transportation, Inc.	5,197	167,603
Marten Transport Ltd.	2,020	46,864
PAM Transportation Services, Inc.*	289	16,551
Patriot Transportation Holding, Inc.*	151	3,770
Quality Distribution, Inc.*	2,068	21,362
Roadrunner Transportation Systems, Inc.*	2,497	63,099

Saia, Inc.*	2,163	95,821
Swift Transportation Co.*	7,620	198,272
Universal Truckload Services, Inc.	475	11,960
USA Truck, Inc.*	561	15,534
Werner Enterprises, Inc.	3,982	125,075
YRC Worldwide, Inc.*	2,802	50,324
		1,064,953

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc.*	3,385	86,859
Alpha & Omega Semiconductor Ltd.*	1,207	10,754
Ambarella, Inc.*	2,581	195,408
Amkor Technology, Inc.*	7,647	67,561
Applied Micro Circuits Corp.*	6,307	32,166
Audience, Inc.*	1,255	5,698
Axcelis Technologies, Inc.*	9,665	23,003
Brooks Automation, Inc.	5,690	66,175
Cabot Microelectronics Corp.*	2,121	105,986
Cascade Microtech, Inc.*	1,145	15,549
Cavium, Inc.*	4,735	335,333
Ceva, Inc.*	1,987	42,363
Cirrus Logic, Inc.*	5,561	184,959
Cohu, Inc.	2,037	22,285
Cypress Semiconductor Corp.*	27,284	384,977
Diodes, Inc.*	3,196	91,278
DSP Group, Inc.*	1,705	20,426
Entegris, Inc.*	12,359	169,195
Entropic Communications, Inc.*	7,041	20,841
Exar Corp.*	3,348	33,647
Fairchild Semiconductor International, Inc.*	11,195	203,525
Formfactor, Inc.*	4,374	38,797
Inphi Corp.*	2,806	50,031
Integrated Device Technology, Inc.*	11,969	239,619
Integrated Silicon Solution, Inc.	2,404	43,008
Intersil Corp.	11,539	165,238
IXYS Corp.	2,094	25,798
Kopin Corp.*	6,180	21,754
Lattice Semiconductor Corp.*	10,150	64,351
M/A-COM Technology Solutions Holdings, Inc.*	1,172	43,669
MaxLinear, Inc.*	1,994	16,211
Micrel, Inc.	4,448	67,076
Microsemi Corp.*	8,510	301,254
MKS Instruments, Inc.	4,730	159,921
Monolithic Power Systems, Inc.	3,459	182,116
Nanometrics, Inc.*	2,115	35,574
NVE Corp.	408	28,119
Omnivision Technologies, Inc.*	4,954	130,637
PDF Solutions, Inc.*	2,735	49,011
Pericom Semiconductor Corp.	2,352	36,385

Photronics, Inc.*	5,437	46,214
PMC - Sierra, Inc.*	15,535	144,165
Power Integrations, Inc.	2,726	141,970
Qorvo, Inc.*	12,648	1,008,046
QuickLogic Corp.*	4,941	9,536
Rambus, Inc.*	9,941	125,008
Rubicon Technology, Inc.*	2,344	9,235
Rudolph Technologies, Inc.*	2,894	31,892
Semtech Corp.*	6,024	160,509
Silicon Laboratories, Inc.*	3,894	197,698
Synaptics, Inc.*	3,199	260,095
Tessera Technologies, Inc.	4,791	192,981
Ultra Clean Holdings, Inc.*	2,008	14,357
Ultratech, Inc.*	2,360	40,922
Veeco Instruments, Inc.*	3,588	109,613
Vitesse Semiconductor Corp.*	4,316	22,918
Xcerra Corp.*	4,282	38,067
		6,369,783

Software - 4.2%
A10 Networks, Inc.*	1,140	4,936
ACI Worldwide, Inc.*	10,194	220,802
Advent Software, Inc.	4,612	203,435
American Software, Inc.	1,795	18,345
Aspen Technology, Inc.*	8,250	317,542
AVG Technologies NV*	3,122	67,591
Barracuda Networks, Inc.*	711	27,352
Blackbaud, Inc.	4,064	192,552
Bottomline Technologies, Inc.*	3,347	91,607
BroadSoft, Inc.*	2,474	82,780
Callidus Software, Inc.*	4,118	52,216
Commvault Systems, Inc.*	4,228	184,764
Comverse, Inc.*	1,972	38,848
Covisint Corp.*	3,408	6,918
Cyan, Inc.*	690	2,753
Digimarc Corp.	626	13,741
Ebix, Inc.	2,498	75,889
Ellie Mae, Inc.*	2,519	139,326
EnerNOC, Inc.*	2,044	23,302
EPIQ Systems, Inc.	2,837	50,867
ePlus, Inc.*	467	40,596
Fair Isaac Corp.	2,841	252,054
FleetMatics Group plc*	3,346	150,068
Gigamon, Inc.*	2,167	46,027
Globant SA*	590	12,425
Glu Mobile, Inc.*	8,054	40,351
Guidance Software, Inc.*	1,234	6,676
Guidewire Software, Inc.*	6,089	320,342
HubSpot, Inc.*	500	19,950

Imperva, Inc.*	1,991	85,016
Infoblox, Inc.*	4,666	111,377
Interactive Intelligence Group, Inc.*	1,502	61,852
Jive Software, Inc.*	3,414	17,514
Kofax Ltd.*	6,648	72,796
Manhattan Associates, Inc.*	6,791	343,693
Mavenir Systems, Inc.*	1,020	18,095
Mentor Graphics Corp.	8,678	208,532
MicroStrategy, Inc.*	767	129,769
MobileIron, Inc.*	1,082	10,019
Model N, Inc.*	1,727	20,655
Monotype Imaging Holdings, Inc.	3,293	107,484
Netscout Systems, Inc.*	3,266	143,214
Park City Group, Inc.*	855	11,782
Paycom Software, Inc.*	584	18,723
Pegasystems, Inc.	3,096	67,338
Progress Software Corp.*	4,485	121,857
Proofpoint, Inc.*	3,315	196,314
PROS Holdings, Inc.*	1,967	48,605
QAD, Inc.	409	9,898
QLIK Technologies, Inc.*	8,033	250,067
Qualys, Inc.*	1,802	83,757
Rally Software Development Corp.*	2,228	34,957
RealPage, Inc.*	4,641	93,470
Rosetta Stone, Inc.*	1,902	14,474
Rubicon Project, Inc.*	709	12,705
Sapiens International Corp. NV*	2,130	17,466
Seachange International, Inc.*	2,824	22,168
Silver Spring Networks, Inc.*	3,137	28,045
SS&C Technologies Holdings, Inc.	6,104	380,279
Synchronoss Technologies, Inc.*	3,161	150,021
Take-Two Interactive Software, Inc.*	7,375	187,731
Tangoe, Inc.*	3,466	47,831
TeleCommunication Systems, Inc.*	4,102	15,711
TeleNav, Inc.*	2,354	18,644
The Ultimate Software Group, Inc.*	2,477	420,979
TiVo, Inc.*	9,052	96,042
TubeMogul, Inc.*	311	4,298
Tyler Technologies, Inc.*	2,958	356,528
Varonis Systems, Inc.*	522	13,395
VASCO Data Security International, Inc.*	2,596	55,918
Verint Systems, Inc.*	5,272	326,495
VirnetX Holding Corp.*	3,778	23,008
Vringo, Inc.*	5,782	3,761
Yodlee, Inc.*	600	8,076
Zendesk, Inc.*	1,018	23,098
Zix Corp.*	5,001	19,654
		7,217,166

Specialty Retail - 3.1%
Aeropostale, Inc.*	7,078	24,561
American Eagle Outfitters, Inc.	17,421	297,551
America's Car-Mart, Inc.*	726	39,386
ANN, Inc.*	4,196	172,162
Asbury Automotive Group, Inc.*	2,747	228,276
Barnes & Noble, Inc.*	3,484	82,745
Bebe Stores, Inc.	3,035	11,017
Big 5 Sporting Goods Corp.	1,497	19,865
Boot Barn Holdings, Inc.*	500	11,960
Brown Shoe Co., Inc.	3,799	124,607
Build-A-Bear Workshop, Inc.*	1,105	21,713
Cato Corp.	2,436	96,466
Christopher & Banks Corp.*	3,132	17,414
Citi Trends, Inc.*	1,298	35,046
Conn's, Inc.*	2,482	75,155
Container Store Group, Inc.*	1,542	29,375
Destination Maternity Corp.	1,034	15,572
Destination XL Group, Inc.*	3,868	19,108
Express, Inc.*	7,361	121,677
Finish Line, Inc.	4,324	106,024
Five Below, Inc.*	4,863	172,977
Francesca's Holdings Corp.*	3,796	67,569
Genesco, Inc.*	2,149	153,073
Group 1 Automotive, Inc.	2,144	185,092
Guess?, Inc.	5,507	102,375
Haverty Furniture Co.'s, Inc.	1,689	42,022
hhgregg, Inc.*	1,366	8,374
Hibbett Sports, Inc.*	2,321	113,868
Kirkland's, Inc.*	1,302	30,922
Lithia Motors, Inc.	2,045	203,293
Lumber Liquidators Holdings, Inc.*	2,458	75,657
MarineMax, Inc.*	2,047	54,266
Mattress Firm Holding Corp.*	1,343	93,527
Men's Wearhouse, Inc.	4,298	224,356
Monro Muffler, Inc.	2,824	183,701
New York & Co., Inc.*	1,850	4,625
Office Depot, Inc.*	47,212	434,350
Outerwall, Inc.	1,666	110,156
Pacific Sunwear of California, Inc.*	3,981	10,988
Pier 1 Imports, Inc.	8,471	118,425
Rent-A-Center, Inc.	4,731	129,819
Restoration Hardware Holdings, Inc.*	2,794	277,137
Sears Hometown and Outlet Stores, Inc.*	746	5,759
Select Comfort Corp.*	4,799	165,422
Shoe Carnival, Inc.	1,423	41,893
Sonic Automotive, Inc.	3,358	83,614
Sportsman's Warehouse Holdings, Inc.*	872	6,967
Stage Stores, Inc.	2,907	66,628

Stein Mart, Inc.	2,386	29,706
Systemax, Inc.*	1,000	12,220
The Buckle, Inc.	2,527	129,104
The Children's Place, Inc.	1,993	127,931
The Pep Boys-Manny, Moe & Jack*	4,589	44,146
Tile Shop Holdings, Inc.*	2,513	30,432
Tilly's, Inc.*	827	12,943
Vitamin Shoppe, Inc.*	2,758	113,602
West Marine, Inc.*	1,507	13,970
Winmark Corp.	223	19,528
Zumiez, Inc.*	1,972	79,373
		5,329,490

Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc.*	3,578	100,470
Dot Hill Systems Corp.*	5,376	28,493
Eastman Kodak Co.*	1,582	30,042
Electronics for Imaging, Inc.*	4,174	174,264
Immersion Corp.*	2,323	21,325
Intevac, Inc.*	2,142	13,152
Nimble Storage, Inc.*	830	18,517
QLogic Corp.*	8,064	118,863
Quantum Corp.*	19,651	31,442
Silicon Graphics International Corp.*	2,677	23,263
Super Micro Computer, Inc.*	3,093	102,719
Violin Memory, Inc.*	7,183	27,080
		689,630

Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	2,462	149,936
CROCS, Inc.*	7,844	92,638
Culp, Inc.	785	20,999
G-III Apparel Group Ltd.*	1,698	191,280
Iconix Brand Group, Inc.*	4,104	138,182
Movado Group, Inc.	1,614	46,031
Oxford Industries, Inc.	1,303	98,311
Perry Ellis International, Inc.*	933	21,608
Quiksilver, Inc.*	11,336	20,972
Sequential Brands Group, Inc.*	1,513	16,189
Skechers U.S.A., Inc.*	3,503	251,901
Steven Madden Ltd.*	5,222	198,436
Tumi Holdings, Inc.*	4,539	111,024
Unifi, Inc.*	1,199	43,272
Vera Bradley, Inc.*	1,814	29,441
Vince Holding Corp.*	1,135	21,054
Wolverine World Wide, Inc.	9,088	303,994
		1,755,268

Thrifts & Mortgage Finance - 1.6%

Anchor BanCorp Wisconsin, Inc.*	570	19,796
Astoria Financial Corp.	7,553	97,811
Bank Mutual Corp.	4,721	34,558
BankFinancial Corp.	1,984	26,070
BBX Capital Corp.*	622	11,569
Beneficial Bancorp, Inc.*	3,006	33,938
BofI Holding, Inc.*	1,272	118,347
Brookline Bancorp, Inc.	6,306	63,375
Capitol Federal Financial, Inc.	12,825	160,313
Charter Financial Corp.	1,962	22,563
Clifton Bancorp, Inc.	2,373	33,483
Dime Community Bancshares, Inc.	2,830	45,563
Essent Group Ltd.*	3,733	89,256
EverBank Financial Corp.	7,925	142,888
Federal Agricultural Mortgage Corp., Class C	895	25,230
First Defiance Financial Corp.	799	26,223
First Financial Northwest, Inc.	1,441	17,796
Flagstar Bancorp, Inc.*	1,712	24,841
Fox Chase Bancorp, Inc.	1,196	20,129
Home Loan Servicing Solutions, Ltd.	6,364	105,261
HomeStreet, Inc.*	1,967	36,035
Kearny Financial Corp.*	1,413	19,189
Ladder Capital Corp.*	1,315	24,341
LendingTree, Inc.*	543	30,413
Meridian Bancorp, Inc.*	2,051	27,012
Meta Financial Group, Inc.	474	18,832
MGIC Investment Corp.*	30,334	292,116
NMI Holdings, Inc.*	4,529	33,922
Northfield Bancorp, Inc.	4,469	66,231
Northwest Bancshares, Inc.	8,083	95,784
OceanFirst Financial Corp.	1,187	20,499
Oritani Financial Corp.	3,882	56,483
PennyMac Financial Services, Inc.*	1,102	18,701
Provident Financial Services, Inc.	5,242	97,763
Radian Group, Inc.	17,032	285,967
Stonegate Mortgage Corp.*	1,281	13,860
Territorial Bancorp, Inc.	940	22,334
Trustco Bank Corp. NY	7,825	53,836
United Community Financial Corp.	3,416	18,651
United Financial Bancorp, Inc.	4,650	57,800
Walker & Dunlop, Inc.*	1,420	25,177
Washington Federal, Inc.	9,080	197,989
Waterstone Financial, Inc.	3,083	39,586
WSFS Financial Corp.	799	60,428
		2,731,959

Tobacco - 0.1%
22nd Century Group, Inc.*	3,683	3,167
Alliance One International, Inc.*	7,793	8,572

Universal Corp.	2,013	94,933
Vector Group Ltd.	6,654	146,189
		252,861

Trading Companies & Distributors - 0.8%
Aircastle Ltd.	5,904	132,604
Applied Industrial Technologies, Inc.	3,743	169,708
Beacon Roofing Supply, Inc.*	4,419	138,315
CAI International, Inc.*	1,481	36,388
DXP Enterprises, Inc.*	1,160	51,144
General Finance Corp.*	992	8,005
H&E Equipment Services, Inc.	2,803	70,047
Houston Wire & Cable Co.	1,646	16,016
Kaman Corp.	2,454	104,123
Neff Corp.*	900	9,486
Rush Enterprises, Inc.*	2,992	81,861
Stock Building Supply Holdings, Inc.*	1,306	23,586
TAL International Group, Inc.*	3,046	124,064
Textainer Group Holdings Ltd.	1,837	55,092
Titan Machinery, Inc.*	1,521	20,305
Watsco, Inc.	2,315	290,996
		1,331,740

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	4,699	71,989

Water Utilities - 0.2%
American States Water Co.	3,475	138,618
Artesian Resources Corp.	490	10,481
California Water Service Group	4,144	101,569
Connecticut Water Service, Inc.	883	32,079
Middlesex Water Co.	1,560	35,506
SJW Corp.	1,344	41,543
The York Water Co.	1,309	31,783
		391,579

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,422	10,722
Contra Leap Wireless (b)*	4,674	11,778
NTELOS Holdings Corp.	1,286	6,173
RingCentral, Inc.*	2,511	38,494
Shenandoah Telecommunications Co.	2,077	64,719
Spok Holdings, Inc.	1,934	37,075
		168,961

Total Equity Securities (Cost $117,051,528)		159,555,886

EXCHANGE TRADED PRODUCTS - 4.5%
iShares Russell 2000 ETF	61,400	7,635,090

Total Exchange Traded Products (Cost $5,668,320)		7,635,090

U.S. TREASURY OBLIGATIONS - 0.6%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.11%, 7/23/15^	$1,000,000	999,655

Total U.S. Treasury Obligations (Cost $999,655)		999,655

TIME DEPOSIT - 2.1%
State Street Bank Time Deposit, 0.088%, 4/1/15	3,672,041	3,672,041

Total Time Deposit (Cost $3,672,041)		3,672,041

TOTAL INVESTMENTS (Cost $127,391,544) - 99.9%		171,862,672
Other assets and liabilities, net - 0.1%		212,883
NET ASSETS - 100%		$172,075,555

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	40	6/15	$4,995,600	$60,450

(b) This security was valued under the direction of the Board of Directors. See Note A.

^ Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EQUITY SECURITIES - 97.5%	SHARES	VALUE
Australia - 7.1%
AGL Energy Ltd.	9,196	$106,383
ALS Ltd.	5,447	20,467
Alumina Ltd.	34,584	42,222
Amcor Ltd.	16,523	176,457
AMP Ltd.	40,075	196,107
APA Group	15,098	104,096
Asciano Ltd.	13,356	64,426
ASX Ltd.	2,651	83,491
Aurizon Holdings Ltd.	29,267	107,972
AusNet Services	23,452	26,055
Australia & New Zealand Banking Group Ltd.	37,350	1,041,914
Bank of Queensland Ltd.	4,964	52,089
Bendigo & Adelaide Bank Ltd.	6,141	58,626
BGP Holdings plc (b)*	77,172	—
BHP Billiton Ltd.	43,516	1,014,394
Boral Ltd.	10,718	52,143
Brambles Ltd.	21,409	187,632
Caltex Australia Ltd.	1,848	49,171
Coca-Cola Amatil Ltd.	7,842	64,325
Cochlear Ltd.	781	53,772
Commonwealth Bank of Australia	21,968	1,560,259
Computershare Ltd.	6,473	62,604
Crown Resorts Ltd.	4,987	50,641
CSL Ltd.	6,432	450,860
Dexus Property Group	12,399	71,437
Federation Centres Ltd.	19,549	45,199
Flight Centre Travel Group Ltd.	757	22,796
Fortescue Metals Group Ltd.	21,319	31,618
Goodman Group	23,901	115,264
Harvey Norman Holdings Ltd.	7,273	24,621
Healthscope Ltd.	15,417	35,892
Iluka Resources Ltd.	5,733	36,969
Incitec Pivot Ltd.	22,663	70,111
Insurance Australia Group Ltd.	32,065	148,758
Leighton Holdings Ltd.	1,390	22,316
Lend Lease Group	7,512	94,986
Macquarie Group Ltd.	3,918	227,860
Medibank Pvt Ltd.*	37,666	66,537
Mirvac Group	50,628	77,387
National Australia Bank Ltd.	32,062	939,556
Newcrest Mining Ltd.*	10,496	106,496

Novion Property Group	29,239	55,778
Orica Ltd.	5,104	77,525
Origin Energy Ltd.	15,112	129,635
Platinum Asset Management Ltd.	3,153	18,755
Qantas Airways Ltd.*	7,518	17,861
QBE Insurance Group Ltd.	18,376	182,024
Ramsay Health Care Ltd.	1,798	91,908
REA Group Ltd.	721	26,501
Rio Tinto Ltd.	5,904	256,188
Santos Ltd.	13,395	72,319
Scentre Group	72,141	205,158
Seek Ltd.	4,429	57,677
Sonic Healthcare Ltd.	5,214	81,078
Stockland	32,163	110,016
Suncorp Group Ltd.	17,432	179,019
Sydney Airport	14,870	58,571
TABCORP Holdings Ltd.	11,238	40,561
Tatts Group Ltd.	19,647	59,546
Telstra Corp. Ltd.	57,978	278,497
The GPT Group	23,080	80,247
Toll Holdings Ltd.	9,331	62,885
TPG Telecom Ltd.	3,804	26,471
Transurban Group	24,800	179,777
Treasury Wine Estates Ltd.	8,915	34,682
Wesfarmers Ltd. PPS	15,222	509,090
Westfield Corp.	26,749	194,230
Westpac Banking Corp.	42,126	1,261,475
Woodside Petroleum Ltd.	10,047	263,077
Woolworths Ltd.	17,113	383,629
WorleyParsons Ltd.	2,873	20,893
		12,778,982

Austria - 0.2%
Andritz AG	996	59,506
Erste Group Bank AG	3,825	94,154
IMMOFINANZ AG*	13,140	38,580
OMV AG	2,016	55,279
Raiffeisen Bank International AG	1,604	22,406
Vienna Insurance Group AG Wiener Versicherung Gruppe	525	23,229
Voestalpine AG	1,534	56,027
		349,181

Belgium - 1.3%
Ageas SA/NV	3,005	107,790
Anheuser-Busch InBev NV	10,895	1,331,497
Belgacom SA	2,082	72,845
Colruyt SA	962	41,820
Delhaize Group	1,406	126,405
Groupe Bruxelles Lambert SA	1,104	91,347

KBC Groep NV*	3,393	209,750
Solvay SA	811	117,191
Telenet Group Holding NV*	718	39,461
UCB SA	1,731	124,622
Umicore SA	1,289	53,705
		2,316,433

Denmark - 1.6%
AP Moeller - Maersk A/S:
Series A	52	105,580
Series B	96	200,570
Carlsberg A/S, Series B	1,464	120,782
Coloplast A/S	1,521	114,998
Danske Bank A/S	8,883	234,223
DSV A/S	2,423	75,327
ISS A/S*	1,635	51,463
Novo Nordisk A/S, Series B	27,192	1,453,664
Novozymes A/S, Series B	3,277	149,744
Pandora A/S	1,578	143,733
TDC A/S	11,119	79,579
Tryg A/S	286	33,668
Vestas Wind Systems A/S	3,068	126,913
William Demant Holding A/S*	310	26,304
		2,916,548

Finland - 0.8%
Elisa Oyj	1,947	48,923
Fortum Oyj	6,082	127,370
Kone Oyj, Series B	4,283	189,685
Metso Oyj	1,544	45,034
Neste Oil Oyj	1,755	45,977
Nokia Oyj	50,743	387,263
Nokian Renkaat Oyj	1,553	46,249
Orion Oyj, Class B	1,367	38,515
Sampo Oyj	6,057	305,779
Stora Enso Oyj, Series R	7,537	77,579
UPM-Kymmene Oyj	7,287	141,744
Wartsila Oyj Abp	2,025	89,614
		1,543,732

France - 9.0%
Accor SA	2,848	148,613
Aeroports de Paris	406	48,521
Air Liquide SA	4,670	600,143
Alcatel-Lucent*	38,535	145,697
Alstom SA*	2,963	91,128
Arkema SA	888	70,025
Atos SA	1,106	75,869
AXA SA	24,618	620,206

BNP Paribas SA	14,352	872,046
Bollore SA	7,400	39,402
Bouygues	2,298	90,193
Bureau Veritas SA	3,600	77,301
Cap Gemini SA	1,933	158,566
Carrefour SA	8,464	281,919
Casino Guichard-Perrachon SA	774	68,406
Christian Dior SE	746	140,000
Cie de Saint-Gobain	6,090	266,929
Cie Generale des Etablissements Michelin	2,514	250,080
CNP Assurances SA	2,350	41,070
Credit Agricole SA	13,963	205,095
Danone SA	7,850	527,791
Dassault Systemes SA	1,750	118,458
Edenred	2,819	70,207
Electricite de France SA	3,311	79,453
Essilor International SA	2,768	317,536
Eurazeo SA	520	35,640
Eutelsat Communications SA	2,109	69,763
Fonciere Des Regions	386	38,153
GDF Suez	19,615	387,770
Gecina SA	388	52,435
Groupe Eurotunnel SE	6,401	91,664
Hermes International	357	125,903
Icade SA	506	45,658
Iliad SA	357	83,330
Imerys SA	469	34,427
JC Decaux SA	918	30,804
Kering SA	1,026	200,359
Klepierre SA	2,342	114,943
Lafarge SA	2,530	163,915
Lagardere SCA	1,616	48,355
Legrand SA	3,587	193,137
L'Oreal SA	3,405	626,361
LVMH Moet Hennessy Louis Vuitton SE	3,783	667,010
Natixis SA	12,802	95,511
Numericable-SFR SAS*	1,333	72,625
Orange SA	25,123	403,822
Pernod-Ricard SA	2,877	339,182
Peugeot SA*	5,361	89,770
Publicis Groupe	2,551	196,778
Remy Cointreau SA	331	24,355
Renault SA	2,604	237,095
Rexel SA	3,818	71,959
Safran SA	3,962	276,630
Sanofi SA	16,181	1,590,746
Schneider Electric SE	7,116	552,994
SCOR SE	2,103	70,965
Societe BIC SA	391	55,637

Societe Generale SA	9,818	474,233
Sodexo SA	1,291	125,854
Suez Environnement SA	4,068	69,790
Technip SA	1,401	84,832
Thales SA	1,274	70,650
Total SA	29,002	1,441,546
Unibail-Rodamco SE	1,328	358,070
Valeo SA	1,033	154,281
Vallourec SA	1,497	36,542
Veolia Environnement SA	5,774	109,201
Vinci SA	6,395	365,637
Vivendi*	16,444	408,473
Wendel SA	434	51,689
Zodiac Aerospace	2,546	84,300
		16,327,448

Germany - 9.2%
adidas AG	2,834	224,477
Allianz SE	6,192	1,074,932
Axel Springer AG	541	31,964
BASF SE	12,444	1,237,104
Bayer AG	11,204	1,681,894
Bayerische Motoren Werke AG:
Common	4,486	560,903
Preferred	743	68,735
Beiersdorf AG	1,380	119,918
Brenntag AG	2,115	126,678
Celesio AG	695	20,527
Commerzbank AG*	13,251	182,534
Continental AG	1,490	352,594
Daimler AG	13,046	1,255,343
Deutsche Annington Immobilien SE	4,713	159,096
Deutsche Bank AG	18,688	649,589
Deutsche Boerse AG	2,615	213,648
Deutsche Lufthansa AG	3,156	44,341
Deutsche Post AG	13,112	409,794
Deutsche Telekom AG	43,018	786,965
Deutsche Wohnen AG	3,918	100,376
E.ON SE	27,112	403,580
Fraport AG Frankfurt Airport Services Worldwide	505	30,199
Fresenius Medical Care AG & Co. KGaA	2,972	247,122
Fresenius SE & Co. KGaA	5,134	306,299
Fuchs Petrolub SE, Preferred	951	38,028
GEA Group AG	2,504	120,994
Hannover Rueck SE	825	85,256
HeidelbergCement AG	1,929	152,901
Henkel AG & Co. KGaA:
Common	1,600	165,325
Preferred	2,414	284,054

Hugo Boss AG	908	110,462
Infineon Technologies AG	15,442	184,724
K+S AG	2,358	77,039
Kabel Deutschland Holding AG*	303	39,385
Lanxess AG	1,253	66,789
Linde AG	2,516	512,458
MAN SE	482	50,748
Merck KGAA	1,769	198,350
Metro AG	2,219	75,309
Muenchener Rueckversicherungs-Gesellschaft AG	2,343	505,157
OSRAM Licht AG	1,218	60,385
Porsche Automobil Holding SE, Preferred	2,074	203,401
RTL Group SA	529	50,822
RWE AG	6,630	169,360
SAP SE	12,484	905,690
Siemens AG	10,743	1,162,005
Symrise AG	1,688	106,668
ThyssenKrupp AG	6,199	162,625
TUI AG	6,132	107,934
United Internet AG	1,684	76,709
Volkswagen AG:
Common	404	104,175
Preferred	2,202	585,435
		16,650,800

Hong Kong - 3.1%
AIA Group Ltd.	163,205	1,021,669
ASM Pacific Technology Ltd.	3,291	34,279
BOC Hong Kong Holdings Ltd.	50,673	180,232
Cathay Pacific Airways Ltd.	16,160	37,327
Cheung Kong Infrastructure Holdings Ltd.	8,351	71,870
CK Hutchison Holdings Ltd.	18,829	385,380
CLP Holdings Ltd.	25,674	223,661
First Pacific Co. Ltd.	32,398	32,418
Galaxy Entertainment Group Ltd.	31,954	144,450
Genting Singapore plc	83,835	56,090
Hang Lung Properties Ltd.	30,709	86,050
Hang Seng Bank Ltd.	10,361	186,875
Henderson Land Development Co. Ltd.	14,378	100,737
HKT Trust & HKT Ltd.	36,289	46,696
Hong Kong & China Gas Co. Ltd.	85,460	196,880
Hong Kong Exchanges and Clearing Ltd.	15,035	367,324
Hutchison Whampoa Ltd.	28,883	399,095
Hysan Development Co. Ltd.	8,739	38,198
Kerry Properties Ltd.	8,900	30,965
Li & Fung Ltd.	80,139	78,159
Link REIT	31,072	190,578
MGM China Holdings Ltd.	13,010	24,511
MTR Corp. Ltd.	19,915	94,337

New World Development Co. Ltd.	71,185	82,460
Noble Group Ltd.	60,182	40,109
NWS Holdings Ltd.	20,496	34,448
PCCW Ltd.	55,707	33,941
Power Assets Holdings Ltd.	18,796	191,086
Sands China Ltd.	33,135	137,067
Shangri-La Asia Ltd.	14,706	20,176
Sino Land Co.	41,193	66,897
SJM Holdings Ltd.	27,106	35,319
Sun Hung Kai Properties Ltd.	22,949	353,527
Swire Pacific Ltd.	8,680	117,543
Swire Properties Ltd.	16,021	52,047
Techtronic Industries Co. Ltd.	18,805	63,570
The Bank of East Asia Ltd.	17,541	69,865
The Wharf Holdings Ltd.	20,746	144,328
WH Group Ltd. (e)*	50,147	28,531
Wheelock & Co. Ltd.	12,520	63,980
Wynn Macau Ltd.	21,343	46,030
Yue Yuen Industrial Holdings Ltd.	10,160	36,054
		5,644,759

Ireland - 0.4%
Bank of Ireland*	376,697	142,749
CRH plc	11,039	287,153
James Hardie Industries plc	6,091	70,494
Kerry Group plc	2,166	145,344
Ryanair Holdings plc	2,271	27,142
		672,882

Israel - 0.6%
Bank Hapoalim BM	14,468	69,702
Bank Leumi Le-Israel BM*	18,160	67,437
Bezeq Israeli Telecommunication Corp. Ltd.	26,242	48,923
Delek Group Ltd.	64	16,496
Israel Chemicals Ltd.	6,088	43,305
Israel Corp. Ltd.	36	12,545
Mizrahi Tefahot Bank Ltd.*	1,894	19,239
NICE-Systems Ltd.	780	47,699
Teva Pharmaceutical Industries Ltd.	11,734	731,371
		1,056,717

Italy - 2.1%
Assicurazioni Generali SpA	15,821	311,056
Atlantia SpA	5,654	148,306
Banca Monte dei Paschi di Siena SpA*	59,554	39,435
Banco Popolare SC*	4,959	77,367
Endesa SA	4,303	82,901
Enel Green Power SpA	23,963	44,747
Enel SpA	89,187	401,352

ENI SpA	34,468	596,015
Exor SpA	1,348	61,120
Finmeccanica SpA*	5,541	65,820
Intesa Sanpaolo SpA:
Milano Stock Exchange	171,765	582,334
OTC	12,769	39,667
Luxottica Group SpA	2,303	146,077
Mediobanca SpA	8,258	79,102
Pirelli & C. SpA	3,257	53,717
Prysmian SpA	2,791	57,444
Saipem SpA*	3,625	36,943
Snam SpA	28,459	137,720
Telecom Italia SpA*	138,350	162,051
Telecom Italia SpA - RSP, Preferred	82,519	77,533
Terna Rete Elettrica Nazionale SpA	20,643	90,803
UniCredit SpA	59,583	403,763
Unione di Banche Italiane SCPA	11,730	91,484
UnipolSai SpA	12,464	36,231
		3,822,988

Japan - 21.7%
ABC-Mart, Inc.	360	21,076
Acom Co. Ltd.*	5,464	18,967
Advantest Corp.	2,186	27,637
Aeon Co. Ltd.	8,692	95,465
Aeon Financial Service Co. Ltd.	1,566	39,551
Aeon Mall Co. Ltd.	1,560	30,909
Air Water, Inc.	2,040	36,485
Aisin Seiki Co. Ltd.	2,622	95,217
Ajinomoto Co., Inc.	7,733	169,648
Alfresa Holdings Corp.	2,413	34,073
Amada Holdings Co. Ltd.	4,763	45,771
ANA Holdings, Inc.	15,890	42,589
Aozora Bank Ltd.	15,817	56,149
Asahi Glass Co. Ltd.	13,812	90,632
Asahi Group Holdings Ltd.	5,297	168,267
Asahi Kasei Corp.	17,286	165,355
Asics Corp.	2,190	59,464
Astellas Pharma, Inc.	29,088	476,535
Bandai Namco Holdings, Inc.	2,432	47,376
Bank of Kyoto Ltd.	4,673	48,991
Benesse Holdings, Inc.	911	28,688
Bridgestone Corp.	8,813	353,542
Brother Industries Ltd.	3,230	51,419
Calbee, Inc.	1,005	43,678
Canon, Inc.	15,361	543,088
Casio Computer Co. Ltd.	2,762	52,386
Central Japan Railway Co.	1,953	353,552
Chiba Bank Ltd.	10,190	74,820

Chiyoda Corp.	2,138	18,300
Chubu Electric Power Co., Inc.	8,822	105,384
Chugai Pharmaceutical Co. Ltd.	3,065	96,606
Chugoku Bank Ltd.	2,226	33,273
Chugoku Electric Power Co., Inc.	4,064	52,994
Citizen Holdings Co. Ltd.	3,619	27,762
COLOPL, Inc.	676	14,594
Credit Saison Co. Ltd.	2,031	36,478
Dai Nippon Printing Co. Ltd.	7,673	74,625
Daicel Corp.	3,748	44,739
Daihatsu Motor Co. Ltd.	2,631	40,274
Dai-ichi Life Insurance Co. Ltd.	14,608	212,175
Daiichi Sankyo Co. Ltd.	8,738	138,801
Daikin Industries Ltd.	3,177	212,732
Daito Trust Construction Co. Ltd.	993	111,055
Daiwa House Industry Co. Ltd.	8,139	160,618
Daiwa Securities Group, Inc.	22,757	179,305
Denso Corp.	6,588	300,701
Dentsu, Inc.	2,962	126,973
Don Quijote Co. Ltd.	805	65,545
East Japan Railway Co.	4,531	363,736
Eisai Co. Ltd.	3,451	245,346
Electric Power Development Co. Ltd.	1,596	53,835
FamilyMart Co. Ltd.	802	33,571
FANUC Corp.	2,596	567,153
Fast Retailing Co. Ltd.	718	277,862
Fuji Electric Co. Ltd.	7,666	36,208
Fuji Heavy Industries Ltd.	7,955	264,424
FUJIFILM Holdings Corp.	6,275	223,441
Fujitsu Ltd.	25,511	174,080
Fukuoka Financial Group, Inc.	10,595	54,595
GungHo Online Entertainment, Inc.	5,521	21,628
Gunma Bank Ltd.	5,158	34,878
Hachijuni Bank Ltd.	5,599	39,532
Hakuhodo DY Holdings, Inc.	3,192	33,984
Hamamatsu Photonics KK	1,948	58,945
Hankyu Hanshin Holdings, Inc.	15,669	96,953
Hikari Tsushin, Inc.	228	14,794
Hino Motors Ltd.	3,540	50,530
Hirose Electric Co. Ltd.	431	55,753
Hisamitsu Pharmaceutical Co., Inc.	781	32,070
Hitachi Chemical Co. Ltd.	1,426	30,516
Hitachi Construction Machinery Co. Ltd.	1,472	25,748
Hitachi High-Technologies Corp.	848	25,886
Hitachi Ltd.	65,491	447,638
Hitachi Metals Ltd.	2,936	45,137
Hokuhoku Financial Group, Inc.	16,657	37,172
Hokuriku Electric Power Co.	2,304	30,528
Honda Motor Co. Ltd.	22,089	717,709

HOYA Corp.	5,769	231,360
Hulic Co. Ltd.	3,265	36,604
Ibiden Co. Ltd.	1,652	27,900
Idemitsu Kosan Co. Ltd.	1,205	20,996
IHI Corp.	19,063	89,324
Iida Group Holdings Co. Ltd.	2,217	27,563
INPEX Corp.	12,014	132,517
Isetan Mitsukoshi Holdings Ltd.	4,596	76,065
Isuzu Motors Ltd.	8,132	108,148
ITOCHU Corp.	21,404	232,015
Itochu Techno-Solutions Corp.	656	13,603
Iyo Bank Ltd.	3,325	39,503
J Front Retailing Co. Ltd.	3,304	51,959
Japan Airlines Co. Ltd.	1,639	51,073
Japan Display, Inc.	4,941	17,788
Japan Exchange Group, Inc.	3,571	103,560
Japan Prime Realty Investment Corp.	10	34,399
Japan Real Estate Investment Corp.	16	75,213
Japan Retail Fund Investment Corp.	32	63,599
Japan Tobacco, Inc.	14,904	470,788
JFE Holdings, Inc.	6,731	148,691
JGC Corp.	2,837	56,420
Joyo Bank Ltd.	8,953	46,070
JSR Corp.	2,444	42,388
JTEKT Corp.	2,811	43,890
JX Holdings, Inc.	30,755	118,130
Kajima Corp.	11,582	53,828
Kakaku.com, Inc.	1,991	33,019
Kamigumi Co. Ltd.	3,193	30,160
Kaneka Corp.	3,834	27,014
Kansai Electric Power Co., Inc.*	9,641	92,044
Kansai Paint Co. Ltd.	3,173	57,701
Kao Corp.	6,991	348,955
Kawasaki Heavy Industries Ltd.	19,460	98,300
KDDI Corp.	23,697	536,748
Keihan Electric Railway Co. Ltd.	6,974	42,521
Keikyu Corp.	6,419	51,364
Keio Corp.	7,921	62,188
Keisei Electric Railway Co. Ltd.	3,777	46,945
Keyence Corp.	617	336,927
Kikkoman Corp.	2,016	64,007
Kintetsu Group Holdings Co., Ltd.	24,803	91,109
Kirin Holdings Co. Ltd.	11,232	147,496
Kobe Steel Ltd.	42,410	78,372
Koito Manufacturing Co. Ltd.	1,321	39,736
Komatsu Ltd.	12,654	248,806
Konami Corp.	1,375	25,759
Konica Minolta, Inc.	6,305	64,111
Kubota Corp.	15,245	241,475

Kuraray Co. Ltd.	4,718	63,944
Kurita Water Industries Ltd.	1,387	33,556
Kyocera Corp.	4,349	238,630
Kyowa Hakko Kirin Co. Ltd.	3,157	41,196
Kyushu Electric Power Co., Inc.	5,843	56,677
Lawson, Inc.	892	61,908
LIXIL Group Corp.	3,643	86,397
M3, Inc.	2,656	56,425
Mabuchi Motor Co. Ltd.	667	35,374
Makita Corp.	1,629	84,599
Marubeni Corp.	22,608	130,772
Marui Group Co. Ltd.	3,272	37,177
Maruichi Steel Tube Ltd.	643	15,240
Mazda Motor Corp.	7,337	149,013
McDonald’s Holdings Company (Japan), Ltd.	910	20,168
Medipal Holdings Corp.	1,841	24,001
MEIJI Holdings Co. Ltd.	836	102,011
Minebea Co. Ltd.	4,372	69,061
Miraca Holdings, Inc.	767	35,334
Mitsubishi Chemical Holdings Corp.	18,563	107,995
Mitsubishi Corp.	18,704	376,966
Mitsubishi Electric Corp.	26,184	311,560
Mitsubishi Estate Co. Ltd.	16,955	393,441
Mitsubishi Gas Chemical Co., Inc.	5,296	26,126
Mitsubishi Heavy Industries Ltd.	41,140	226,836
Mitsubishi Logistics Corp.	1,686	26,306
Mitsubishi Materials Corp.	15,304	51,488
Mitsubishi Motors Corp.	8,755	79,078
Mitsubishi Tanabe Pharma Corp.	3,075	52,831
Mitsubishi UFJ Financial Group, Inc.	172,779	1,069,501
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,746	33,409
Mitsui & Co. Ltd.	23,124	310,588
Mitsui Chemicals, Inc.	11,196	35,972
Mitsui Fudosan Co. Ltd.	12,761	374,945
Mitsui OSK Lines Ltd.	14,866	50,529
Mixi, Inc.	512	20,741
Mizuho Financial Group, Inc.	314,190	552,506
MS&AD Insurance Group Holdings, Inc.	6,937	194,599
Murata Manufacturing Co. Ltd.	2,746	378,221
Nabtesco Corp.	1,580	45,777
Nagoya Railroad Co. Ltd.	11,681	46,697
NEC Corp.	33,100	97,305
Nexon Co. Ltd.	1,763	18,792
NGK Insulators Ltd.	3,588	76,647
NGK Spark Plug Co. Ltd.	2,448	65,842
NH Foods Ltd.	2,374	54,747
NHK Spring Co. Ltd.	2,172	22,669
Nidec Corp.	2,948	196,003
Nikon Corp.	4,666	62,590

Nintendo Co. Ltd.	1,454	213,927
Nippon Building Fund, Inc.	19	93,276
Nippon Electric Glass Co. Ltd.	5,451	26,639
Nippon Express Co. Ltd.	11,637	65,116
Nippon Paint Holdings Co. Ltd.	1,984	72,656
Nippon Prologis REIT, Inc.	19	41,838
Nippon Steel & Sumitomo Metal Corp.	103,011	259,574
Nippon Telegraph & Telephone Corp.	5,082	313,081
Nippon Yusen KK	22,122	63,756
Nissan Motor Co. Ltd.	33,689	343,444
Nisshin Seifun Group, Inc.	2,917	34,344
Nissin Foods Holdings Co. Ltd.	804	39,468
Nitori Holdings Co. Ltd.	940	63,754
Nitto Denko Corp.	2,141	143,098
NOK Corp.	1,303	39,273
Nomura Holdings, Inc.	49,204	289,240
Nomura Real Estate Holdings, Inc.	1,699	30,640
Nomura Research Institute Ltd.	1,540	57,950
NSK Ltd.	6,416	93,853
NTT Data Corp.	1,728	75,275
NTT DoCoMo, Inc.	20,700	359,572
NTT Urban Development Corp.	1,577	15,778
Obayashi Corp.	8,892	57,752
Odakyu Electric Railway Co. Ltd.	8,578	87,490
Oji Holdings Corp.	10,931	44,780
Olympus Corp.*	3,284	122,022
Omron Corp.	2,799	126,286
Ono Pharmaceutical Co. Ltd.	1,129	127,728
Oracle Corp. Japan	522	22,481
Oriental Land Co. Ltd.	2,736	207,267
ORIX Corp.	17,934	252,182
Osaka Gas Co. Ltd.	25,676	107,489
Otsuka Corp.	650	27,660
Otsuka Holdings Co. Ltd.	5,347	167,420
Panasonic Corp.	29,913	392,644
Park24 Co. Ltd.	1,350	27,644
Rakuten, Inc.	10,905	192,337
Recruit Holdings Co. Ltd.	1,965	61,376
Resona Holdings, Inc.	30,234	150,266
Ricoh Co. Ltd.	9,690	105,586
Rinnai Corp.	500	37,106
Rohm Co. Ltd.	1,319	90,337
Sankyo Co. Ltd.	668	23,781
Sanrio Co. Ltd.	670	17,947
Santen Pharmaceutical Co. Ltd.	5,085	73,976
SBI Holdings, Inc.	2,767	33,519
Secom Co. Ltd.	2,875	192,082
Sega Sammy Holdings, Inc.	2,551	37,277
Seibu Holdings, Inc.	1,639	42,375

Seiko Epson Corp.	3,556	63,139
Sekisui Chemical Co. Ltd.	5,833	75,732
Sekisui House Ltd.	7,600	110,475
Seven & I Holdings Co. Ltd.	10,209	429,492
Seven Bank Ltd.	8,154	40,259
Sharp Corp.	20,966	41,060
Shikoku Electric Power Co., Inc.*	2,443	30,107
Shimadzu Corp.	3,243	36,187
Shimamura Co. Ltd.	303	28,072
Shimano, Inc.	1,079	160,587
Shimizu Corp.	8,098	54,827
Shin-Etsu Chemical Co. Ltd.	5,562	363,494
Shinsei Bank Ltd.	22,597	44,963
Shionogi & Co. Ltd.	4,087	136,338
Shiseido Co. Ltd.	4,929	87,554
Shizuoka Bank Ltd.	7,286	72,784
Showa Shell Sekiyu KK	2,580	23,602
SMC Corp.	730	217,827
Softbank Corp.	13,014	756,308
Sompo Japan Nipponkoa Holdings, Inc.	4,550	141,459
Sony Corp.*	15,577	416,342
Sony Financial Holdings, Inc.	2,382	38,338
Stanley Electric Co. Ltd.	1,954	44,180
Sumitomo Chemical Co. Ltd.	20,402	105,020
Sumitomo Corp.	15,412	164,985
Sumitomo Dainippon Pharma Co. Ltd.	2,179	25,841
Sumitomo Electric Industries Ltd.	10,328	135,517
Sumitomo Heavy Industries Ltd.	7,573	49,641
Sumitomo Metal Mining Co. Ltd.	7,168	104,902
Sumitomo Mitsui Financial Group, Inc.	17,243	660,574
Sumitomo Mitsui Trust Holdings, Inc.	45,435	187,522
Sumitomo Realty & Development Co. Ltd.	4,889	176,008
Sumitomo Rubber Industries, Inc.	2,341	43,217
Suntory Beverage & Food Ltd.	1,904	81,481
Suruga Bank Ltd.	2,474	51,378
Suzuken Co. Ltd.	1,060	32,365
Suzuki Motor Corp.	4,993	150,166
Sysmex Corp.	1,990	110,583
T&D Holdings, Inc.	7,932	109,235
Taiheiyo Cement Corp.	16,102	49,239
Taisei Corp.	14,053	79,468
Taisho Pharmaceutical Holdings Co. Ltd.	432	32,174
Taiyo Nippon Sanso Corp.	2,075	28,322
Takashimaya Co. Ltd.	3,634	35,742
Takeda Pharmaceutical Co. Ltd.	10,700	534,700
TDK Corp.	1,685	119,730
Teijin Ltd.	12,810	43,514
Terumo Corp.	4,160	109,769
The Bank of Yokohama Ltd.	15,923	93,083

The Hiroshima Bank Ltd.	6,849	36,943
THK Co. Ltd.	1,558	39,674
Tobu Railway Co. Ltd.	13,991	66,422
Toho Co. Ltd.	1,552	37,974
Toho Gas Co. Ltd.	5,607	32,724
Tohoku Electric Power Co., Inc.	6,197	70,479
Tokio Marine Holdings, Inc.	9,383	354,542
Tokyo Electric Power Co., Inc.*	19,805	75,044
Tokyo Electron Ltd.	2,349	163,745
Tokyo Gas Co. Ltd.	31,494	198,298
Tokyo Tatemono Co. Ltd.	5,633	41,272
Tokyu Corp.	15,240	94,169
Tokyu Fudosan Holdings Corp.	6,581	44,922
TonenGeneral Sekiyu KK	3,869	33,341
Toppan Printing Co. Ltd.	7,662	59,074
Toray Industries, Inc.	20,106	168,543
Toshiba Corp.	54,546	228,931
TOTO Ltd.	3,877	57,610
Toyo Seikan Group Holdings Ltd.	2,236	32,788
Toyo Suisan Kaisha Ltd.	1,214	42,777
Toyoda Gosei Co. Ltd.	890	19,905
Toyota Industries Corp.	2,230	127,768
Toyota Motor Corp.	37,049	2,585,061
Toyota Tsusho Corp.	2,908	77,104
Trend Micro, Inc.	1,440	47,500
Unicharm Corp.	5,100	133,818
United Urban Investment Corp.	34	52,942
USS Co. Ltd.	3,002	51,971
West Japan Railway Co.	2,254	118,324
Yahoo! Japan Corp.	19,496	80,557
Yakult Honsha Co. Ltd.	1,204	83,895
Yamada Denki Co. Ltd.	11,911	49,125
Yamaguchi Financial Group, Inc.	2,895	33,334
Yamaha Corp.	2,295	40,209
Yamaha Motor Co. Ltd.	3,592	86,721
Yamato Holdings Co. Ltd.	4,721	108,972
Yamato Kogyo Co. Ltd.	525	12,699
Yamazaki Baking Co. Ltd.	1,508	27,209
Yaskawa Electric Corp.	3,109	45,556
Yokogawa Electric Corp.	2,942	31,707
Yokohama Rubber Co. Ltd.	2,814	29,049
		39,312,619

Luxembourg - 0.3%
Altice SA*	1,187	128,066
ArcelorMittal	13,683	128,607
Millicom International Cellular SA (SDR)	905	65,337
ProSiebenSat.1 Media AG	2,996	147,093

SES SA (FDR)	4,160	147,107
		616,210

Netherlands - 4.5%
Aegon NV	24,548	193,751
Airbus Group NV	7,974	517,672
Akzo Nobel NV	3,322	251,258
ASML Holding NV	4,743	482,833
Boskalis Westminster NV	1,178	57,950
CNH Industrial NV	12,972	106,120
Delta Lloyd NV	2,729	51,264
Gemalto NV	1,084	86,358
Heineken Holding NV	1,380	95,009
Heineken NV	3,121	238,099
ING Groep NV (CVA)*	52,281	766,112
Koninklijke Ahold NV, Amsterdam Stock Exchange	12,118	238,837
Koninklijke DSM NV	2,360	131,735
Koninklijke KPN NV	43,856	148,270
Koninklijke Philips NV	12,666	359,460
Koninklijke Vopak NV	962	53,113
NN Group NV*	2,134	60,291
OCI NV*	1,144	35,432
QIAGEN NV*	3,184	80,271
Randstad Holding NV	1,726	104,697
Reed Elsevier NV	9,481	236,151
Royal Dutch Shell plc:
Series A	52,978	1,575,932
Series B	33,066	1,028,200
Tenaris SA	6,466	90,602
TNT Express NV	6,005	38,142
Unilever NV (CVA)	22,072	922,497
Wolters Kluwer NV	4,134	134,986
		8,085,042

New Zealand - 0.1%
Auckland International Airport Ltd., New Zealand Stock Exchange	13,041	43,848
Contact Energy Ltd.	5,020	22,454
Fletcher Building Ltd.	9,419	59,297
Meridian Energy Ltd.	17,191	26,025
Mighty River Power Ltd.	9,585	22,206
Ryman Healthcare Ltd.	5,135	30,119
Spark New Zealand Ltd.	25,039	55,653
		259,602

Norway - 0.6%
DNB ASA	13,241	213,056
Gjensidige Forsikring ASA	2,738	47,282
Norsk Hydro ASA	18,415	96,687
Orkla ASA	11,162	84,408

Seadrill Ltd.	5,401	50,529
StatoilHydro ASA	15,121	267,084
Telenor ASA	10,172	205,517
Yara International ASA	2,458	125,028
		1,089,591

Portugal - 0.2%
Banco Comercial Portugues SA*	482,382	49,537
Banco Espirito Santo SA (b)*	34,023	—
Energias de Portugal SA	31,711	118,649
Galp Energia SGPS SA, B Shares	5,280	56,978
Jeronimo Martins SGPS SA	3,446	43,279
		268,443

Singapore - 1.4%
Ascendas Real Estate Investment Trust	27,982	52,776
CapitaCommercial Trust	28,155	36,166
CapitaLand Ltd.	35,102	91,436
CapitaMall Trust	33,179	53,119
City Developments Ltd.	5,603	41,044
ComfortDelgro Corp. Ltd.	27,812	58,555
DBS Group Holdings Ltd.	23,630	349,718
Global Logistic Properties Ltd.	43,073	82,979
Golden Agri-Resources Ltd.	96,686	29,964
Hutchison Port Holdings Trust	77,536	53,815
Jardine Cycle & Carriage Ltd.	1,461	43,675
Keppel Corp. Ltd.	19,904	130,205
Keppel Land Ltd.	9,526	30,877
Oversea-Chinese Banking Corp. Ltd.	40,576	312,293
SembCorp Industries Ltd.	13,462	41,287
SembCorp Marine Ltd.	11,446	24,320
Singapore Airlines Ltd.	7,393	64,379
Singapore Exchange Ltd.	11,006	65,256
Singapore Press Holdings Ltd.	21,918	66,893
Singapore Technologies Engineering Ltd.	21,357	54,104
Singapore Telecommunications Ltd.	108,013	344,353
StarHub Ltd.	8,272	26,223
Suntec Real Estate Investment Trust	32,492	43,865
United Overseas Bank Ltd.	17,501	293,022
UOL Group Ltd.	6,466	35,871
Wilmar International Ltd.	26,305	62,300
Yangzijiang Shipbuilding Holdings Ltd.	26,271	24,178
		2,512,673

Spain - 3.4%
Abertis Infraestructuras SA	5,535	99,945
ACS Actividades de Construccion y Servicios SA	2,399	84,893
Aena SA (e)*	812	81,568
Amadeus IT Holding SA	6,064	259,793

Banco Bilbao Vizcaya Argentaria SA:
Common	84,463	851,598
Rights*	84,463	12,158
Banco de Sabadell SA:
Common	46,712	114,046
Rights*	46,712	11,843
Banco Popular Espanol SA	24,563	119,944
Banco Santander SA	190,761	1,433,384
Bankia SA*	63,085	87,745
Bankinter SA	9,231	70,308
CaixaBank	31,305	148,106
Distribuidora Internacional de Alimentacion SA	8,469	66,144
Enagas SA	2,778	79,432
Ferrovial SA	5,570	118,329
Gas Natural SDG SA	4,796	107,567
Grifols SA	2,042	87,598
Iberdrola SA	69,887	449,967
Inditex SA	14,780	473,437
International Consolidated Airlines Group SA, OTC*	11,056	99,015
Mapfre SA	12,651	46,115
Red Electrica de Espana SA	1,481	120,052
Repsol SA	14,125	262,444
Telefonica Deutschland Holding AG*	8,146	47,044
Telefonica SA:
Common	57,083	811,516
Rights*	57,083	9,198
Zardoya Otis SA	2,382	30,696
		6,183,885

Sweden - 3.0%
Alfa Laval AB	4,307	84,490
Assa Abloy AB, Series B	4,526	269,299
Atlas Copco AB:
Series A	9,098	294,129
Series B	5,343	157,615
Boliden AB	3,745	74,236
Electrolux AB, Series B	3,294	94,186
Elekta AB, Series B	5,047	45,256
Getinge AB, Series B	2,740	67,651
Hennes & Mauritz AB, B Shares	12,864	520,531
Hexagon AB, B Shares	3,494	124,044
Husqvarna AB, Series B	5,586	40,345
ICA Gruppen AB	1,059	35,459
Industrivarden AB, C Shares	2,243	42,083
Investment AB Kinnevik, Series B	3,223	107,270
Investor AB, Series B	6,171	245,438
Lundin Petroleum AB*	2,981	40,771
Nordea Bank AB	41,156	501,134
Sandvik AB	14,600	163,052

Securitas AB, Series B	4,287	61,418
Skandinaviska Enskilda Banken AB	20,581	240,347
Skanska AB, Series B	5,203	116,222
SKF AB, Series B	5,424	139,769
Svenska Cellulosa AB SCA, Series B	8,046	185,078
Svenska Handelsbanken AB	6,763	304,725
Swedbank AB	12,270	292,771
Swedish Match AB	2,745	80,604
Tele2 AB, B Shares	4,370	52,165
Telefonaktiebolaget LM Ericsson, Series B	41,235	516,617
TeliaSonera AB	35,202	223,324
Volvo AB, Series B	20,792	250,977
		5,371,006

Switzerland - 9.4%
ABB Ltd.*	29,795	632,287
Actelion Ltd.*	1,406	162,830
Adecco SA*	2,329	194,059
Aryzta AG*	1,194	73,177
Baloise Holding AG	650	85,924
Barry Callebaut AG*	30	29,366
Chocoladefabriken Lindt & Sprungli AG:
Participation Certificate	12	64,315
Registered Shares	1	63,287
Cie Financiere Richemont SA	7,072	569,450
Coca-Cola HBC AG*	2,743	49,286
Credit Suisse Group AG*	20,687	557,044
EMS-Chemie Holding AG	112	45,568
Geberit AG	517	194,120
Givaudan SA*	126	227,553
Glencore plc*	150,954	636,114
Holcim Ltd.*	3,102	231,796
Julius Baer Group Ltd.*	3,064	153,666
Kuehne + Nagel International AG	739	109,854
Lonza Group AG*	724	90,460
Nestle SA	43,694	3,299,551
Novartis AG	31,167	3,082,713
Pargesa Holding SA	422	29,610
Partners Group Holding AG	237	70,663
Roche Holding AG	9,519	2,625,335
Schindler Holding AG:
Participation Certificates	610	101,537
Registered Shares	280	45,783
SGS SA	74	141,594
Sika AG	29	103,771
Sonova Holding AG	735	101,954
STMicroelectronics NV	8,728	81,276
Sulzer AG*	328	36,058
Swatch Group AG:

Bearer Shares	417	176,733
Registered Shares	679	56,912
Swiss Life Holding AG*	439	108,613
Swiss Prime Site AG*	787	68,404
Swiss Re AG	4,771	461,898
Swisscom AG	315	183,004
Syngenta AG	1,259	428,316
Transocean Ltd.	4,959	71,435
UBS Group AG*	49,454	928,325
Zurich Insurance Group AG*	2,025	686,019
		17,059,660

United Kingdom - 17.5%
3i Group plc	13,312	95,298
Aberdeen Asset Management plc	12,598	85,918
Admiral Group plc	2,650	60,115
Aggreko plc	3,506	79,358
Amec Foster Wheeler plc	5,307	71,203
Anglo American plc	18,924	281,893
Antofagasta plc	5,400	58,290
ARM Holdings plc	19,016	311,635
Ashtead Group plc	6,892	110,795
Associated British Foods plc	4,827	201,854
AstraZeneca plc	17,110	1,174,171
Aviva plc	39,940	320,050
Babcock International Group plc	3,391	49,515
BAE Systems plc	42,735	331,640
Barclays plc	222,948	800,735
BG Group plc	46,252	568,725
BHP Billiton plc	28,617	621,911
BP plc	247,143	1,598,298
British American Tobacco plc	25,256	1,306,087
BT Group plc	110,339	715,544
Bunzl plc	4,578	124,330
Burberry Group plc	6,078	156,242
Capita plc	9,052	149,782
Carnival plc*	2,516	123,077
Centrica plc	67,344	252,838
Cobham plc	15,591	70,364
Compass Group plc	22,598	392,849
Croda International plc	1,859	75,531
Diageo plc	34,059	940,002
Direct Line Insurance Group plc	20,540	97,200
Dixons Carphone plc	13,394	82,028
easyJet plc	2,173	60,697
Experian plc	13,415	222,374
Fiat Chrysler Automobiles NV*	12,187	197,960
Fresnillo plc	3,027	30,584
Friends Life Group Ltd.	19,091	117,048

G4S plc	21,247	93,276
GKN plc	22,476	119,600
GlaxoSmithKline plc	65,860	1,509,613
Hammerson plc	10,739	105,963
Hargreaves Lansdown plc	3,247	55,510
HSBC Holdings plc	260,028	2,214,974
ICAP plc	7,546	59,018
IMI plc	3,717	70,283
Imperial Tobacco Group plc	12,968	569,815
Inmarsat plc	5,832	80,086
InterContinental Hotels Group plc	3,233	126,307
Intertek Group plc	2,209	81,858
Intu Properties plc, REIT	12,570	64,924
Investec plc	7,562	62,721
ITV plc	52,451	196,869
J Sainsbury plc	17,028	65,231
Johnson Matthey plc	2,806	140,914
Kingfisher plc	31,897	180,170
Land Securities Group plc	10,711	199,209
Legal & General Group plc	80,501	332,603
Lloyds TSB Group plc*	773,662	898,820
London Stock Exchange Group plc	4,240	154,562
Marks & Spencer Group plc	22,389	177,780
Meggitt plc	11,032	89,714
Melrose Industries plc	13,627	56,070
Merlin Entertainments plc (e)	9,632	63,073
National Grid plc	51,003	652,690
Next plc	2,071	215,983
Old Mutual plc	66,481	219,064
Pearson plc	11,108	239,035
Persimmon plc*	4,188	103,360
Petrofac Ltd.	3,552	50,170
Prudential plc	34,776	861,874
Randgold Resources Ltd.	1,205	83,696
Reckitt Benckiser Group plc	8,762	751,649
Reed Elsevier plc	15,390	264,604
Rexam plc	9,641	82,796
Rio Tinto plc	17,242	705,036
Rolls-Royce Holdings plc*	25,560	361,187
Royal Bank of Scotland Group plc*	34,624	174,334
Royal Mail plc	8,900	57,881
RSA Insurance Group plc	13,887	86,663
SABMiller plc	13,116	686,992
Sage Group plc	14,585	101,035
Schroders plc	1,702	80,730
Segro plc	10,165	62,900
Severn Trent plc	3,280	100,238
Shire plc	7,988	635,808
Sky plc	13,989	206,047

Smith & Nephew plc	12,103	205,498
Smiths Group plc	5,401	89,513
Sports Direct International plc*	3,687	33,223
SSE plc	13,351	296,821
Standard Chartered plc	33,499	542,919
Standard Life plc	26,512	186,906
Subsea 7 SA	3,853	33,092
Tate & Lyle plc	6,400	56,761
Tesco plc	110,062	394,253
The British Land Co. plc	13,227	163,337
The Weir Group plc	2,921	73,727
Travis Perkins plc	3,381	97,754
Tullow Oil plc	12,467	52,108
Unilever plc	17,390	725,992
United Utilities Group plc	9,337	129,322
Vodafone Group plc	359,181	1,174,927
Whitbread plc	2,458	191,207
William Hill plc	11,982	65,915
William Morrison Supermarkets plc	28,778	82,339
Wolseley plc	3,533	209,167
WPP plc	17,830	404,738
		31,698,195

Total Equity Securities (Cost $147,804,427)		176,537,396

EXCHANGE TRADED PRODUCTS - 1.7%
iShares MSCI EAFE ETF	46,970	3,014,065

Total Exchange Traded Products (Cost $2,967,859)		3,014,065

TIME DEPOSIT - 0.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$95,049	95,049

Total Time Deposit (Cost $95,049)		95,049

TOTAL INVESTMENTS (Cost $150,867,335) - 99.3%		179,646,510
Other assets and liabilities, net - 0.7%		1,311,812
NET ASSETS - 100%		$180,958,322

(b) This security was valued under the direction of the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

Abbreviations:
CVA: Certificaten Van Aandelen
ETF: Exchange Traded Fund
FDR: Fiduciary Depositary Receipts
plc: Public Limited Company
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EQUITY SECURITIES - 95.8%	SHARES	VALUE
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,407	$176,241
Expeditors International of Washington, Inc.	3,151	151,815
		328,056

Airlines - 0.7%
American Airlines Group, Inc.	11,449	604,278

Automobiles - 0.5%
Tesla Motors, Inc.*	2,067	390,188

Beverages - 0.5%
Monster Beverage Corp.*	2,756	381,417

Biotechnology - 10.9%
Alexion Pharmaceuticals, Inc.*	3,338	578,475
Amgen, Inc.	12,471	1,993,489
Biogen, Inc.*	3,856	1,628,158
Celgene Corp.*	13,157	1,516,739
Gilead Sciences, Inc.*	24,477	2,401,928
Regeneron Pharmaceuticals, Inc.*	1,654	746,748
Vertex Pharmaceuticals, Inc.*	3,978	469,285
		9,334,822

Chemicals - 0.3%
Sigma-Aldrich Corp.	1,963	271,385

Commercial Services & Supplies - 0.2%
Stericycle, Inc.*	1,396	196,040

Communications Equipment - 4.9%
Cisco Systems, Inc.	83,891	2,309,100
QUALCOMM, Inc.	27,109	1,879,738
		4,188,838

Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	7,239	1,096,672
Walgreens Boots Alliance, Inc.	17,913	1,516,873
Whole Foods Market, Inc.	5,929	308,782
		2,922,327

Food Products - 2.5%

Keurig Green Mountain, Inc.	2,657	296,866
Kraft Foods Group, Inc.	9,663	841,792
Mondelez International, Inc.	27,107	978,292
		2,116,950

Health Care Equipment & Supplies - 0.4%
Intuitive Surgical, Inc.*	601	303,523

Health Care Providers & Services - 1.7%
Catamaran Corp.*	3,480	207,199
Express Scripts Holding Co.*	11,946	1,036,554
Henry Schein, Inc.*	1,377	192,257
		1,436,010

Health Care Technology - 0.5%
Cerner Corp.*	5,630	412,454

Hotels, Restaurants & Leisure - 2.0%
Marriott International, Inc.	4,545	365,054
Starbucks Corp.	12,322	1,166,894
Wynn Resorts Ltd.	1,690	212,737
		1,744,685

Household Durables - 0.2%
Garmin Ltd.	3,152	149,783

Internet & Catalog Retail - 5.5%
Amazon.com, Inc.*	7,632	2,839,867
Liberty Interactive Corp.*	7,322	213,729
Liberty Ventures*	2,262	95,027
Netflix, Inc.*	994	414,190
The Priceline Group, Inc.*	854	994,184
TripAdvisor, Inc.*	2,161	179,730
		4,736,727

Internet Software & Services - 13.6%
Akamai Technologies, Inc.*	2,925	207,807
Baidu, Inc. (ADR)*	4,553	948,845
eBay, Inc.*	19,886	1,147,024
Facebook, Inc.*	36,752	3,021,566
Google, Inc.:
Class A*	4,716	2,615,965
Class C*	5,598	3,067,704
Yahoo!, Inc.*	15,384	683,588
		11,692,499

IT Services - 2.2%
Automatic Data Processing, Inc.	7,809	668,763
Cognizant Technology Solutions Corp.*	10,018	625,023

Fiserv, Inc.*	3,923	311,486
Paychex, Inc.	5,968	296,102
		1,901,374

Leisure Products - 0.2%
Mattel, Inc.	5,655	129,217

Life Sciences - Tools & Services - 0.5%
Illumina, Inc.*	2,363	438,667

Machinery - 0.4%
PACCAR, Inc.	5,826	367,854

Media - 7.9%
Charter Communications, Inc.*	1,836	354,550
Comcast Corp.:
Class A	35,023	1,977,749
Special Class A	6,582	369,020
DIRECTV*	8,263	703,181
Discovery Communications, Inc.:
Class A*	2,448	75,301
Class C*	4,668	137,589
DISH Network Corp.*	3,671	257,190
Liberty Global plc:
Common*	4,130	212,571
Series C*	10,283	512,196
Liberty Media Corp.:
Class A*	1,744	67,231
Class C*	3,833	146,421
Sirius XM Holdings, Inc.*	92,487	353,301
Twenty-First Century Fox, Inc.:
Class A	21,818	738,321
Class B	13,123	431,484
Viacom, Inc., Class B	5,837	398,667
		6,734,772

Multiline Retail - 0.3%
Dollar Tree, Inc.*	3,380	274,270

Pharmaceuticals - 0.4%
Mylan NV*	6,163	365,774

Professional Services - 0.2%
Verisk Analytics, Inc.*	2,598	185,497

Semiconductors & Semiconductor Equipment - 8.3%
Altera Corp.	4,945	212,190
Analog Devices, Inc.	5,121	322,623
Applied Materials, Inc.	20,192	455,532

Avago Technologies Ltd.	4,213	534,967
Broadcom Corp.	9,123	394,980
Intel Corp.	77,831	2,433,775
KLA-Tencor Corp.	2,673	155,809
Lam Research Corp.	2,618	183,875
Linear Technology Corp.	3,931	183,971
Micron Technology, Inc.*	17,704	480,310
NVIDIA Corp.	9,096	190,334
NXP Semiconductors NV*	3,792	380,565
Texas Instruments, Inc.	17,209	984,097
Xilinx, Inc.	4,296	181,721
		7,094,749

Software - 9.6%
Activision Blizzard, Inc.	12,000	272,700
Adobe Systems, Inc.*	8,232	608,674
Autodesk, Inc.*	3,788	222,128
CA, Inc.	7,277	237,303
Check Point Software Technologies Ltd.*	3,021	247,631
Citrix Systems, Inc.*	2,627	167,787
Electronic Arts, Inc.*	5,095	299,663
Intuit, Inc.	4,548	440,974
Microsoft Corp.	134,820	5,481,107
Symantec Corp.	11,214	262,015
		8,239,982

Specialty Retail - 1.5%
Bed Bath & Beyond, Inc.*	3,050	234,164
O'Reilly Automotive, Inc.*	1,670	361,121
Ross Stores, Inc.	3,426	360,963
Staples, Inc.	10,523	171,367
Tractor Supply Co.	2,238	190,364
		1,317,979

Technology Hardware, Storage & Peripherals - 15.1%
Apple, Inc.	95,773	11,917,034
NetApp, Inc.	5,123	181,662
SanDisk Corp.	3,501	222,734
Seagate Technology plc	5,396	280,754
Western Digital Corp.	3,797	345,565
		12,947,749

Trading Companies & Distributors - 0.2%
Fastenal Co.	4,856	201,208

Wireless Telecommunication Services - 0.8%
SBA Communications Corp.*	2,152	251,999
VimpelCom Ltd. (ADR)	29,571	154,952

Vodafone Group plc (ADR)	7,084	231,505
		638,456

Total Equity Securities (Cost $42,116,783)		82,047,530

EXCHANGE TRADED PRODUCTS - 0.8%
Powershares QQQ Trust, Series 1	6,500	686,400

Total Exchange Traded Products (Cost $628,880)		686,400

TIME DEPOSIT - 3.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$2,843,053	2,843,053

Total Time Deposit (Cost $2,843,053)		2,843,053

U.S. TREASURY OBLIGATIONS - 0.2%
United States Treasury Bills, 0.11%, 7/23/15	200,000	199,931

Total U.S. Treasury Obligations (Cost $199,931)		199,931

TOTAL INVESTMENTS (Cost $45,788,647) - 100.1%		85,776,914
Other assets and liabilities, net - (0.1%)		(94,970)
NET ASSETS - 100%		$85,681,944

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index	37	6/15	$3,203,830	($37,347)

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

ASSET-BACKED SECURITIES - 0.6%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 2.84%, 5/15/19 (e)	$90,000	$90,601
Avis Budget Rental Car Funding AESOP LLC, 2.50%, 2/20/21 (e)	150,000	151,643
Citibank Credit Card Issuance Trust, 1.02%, 2/22/19	75,000	75,042
MVW Owner Trust, 2.15%, 4/22/30 (e)	59,896	60,165
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	75,000	75,450
Synchrony Credit Card Master Note Trust, 1.36%, 8/17/20	200,000	199,969
World Financial Network Credit Card Master Trust, 3.14%, 1/17/23	250,000	262,366
World Omni Auto Receivables Trust, 0.87%, 7/15/19	300,000	299,596

Total Asset-Backed Securities (Cost $1,208,725)		1,214,832

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Banc of America Commercial Mortgage Trust, 5.587%, 4/10/49 (r)	550,000	582,363
Citigroup Commercial Mortgage Trust:
4.131%, 11/10/46	422,000	468,049
3.855%, 5/10/47	645,000	701,639
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	404,134	413,776
3.742%, 11/10/46 (e)	840,354	855,124
Morgan Stanley Capital I Trust, 3.476%, 6/15/44 (e)	495,523	508,304
UBS-Barclays Commercial Mortgage Trust, 2.85%, 12/10/45	625,000	638,129

Total Commercial Mortgage-Backed Securities (Cost $3,984,940)		4,167,384

CORPORATE BONDS - 25.3%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	121,760
AbbVie, Inc., 2.90%, 11/6/22	200,000	198,392
Alcoa, Inc., 5.72%, 2/23/19	149,000	163,311
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
Amazon.com, Inc., 2.50%, 11/29/22	200,000	196,580
America Movil SAB de CV, 2.375%, 9/8/16	100,000	101,639
American International Group, Inc., 4.875%, 6/1/22	250,000	284,114
Amgen, Inc., 4.10%, 6/15/21	700,000	758,048
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	98,580
4.00%, 1/17/43	100,000	101,711
4.625%, 2/1/44	1,000,000	1,108,429
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,117,372
AT&T, Inc.:
2.95%, 5/15/16	100,000	102,189
3.90%, 3/11/24	200,000	209,304

Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	911,490
Bank of America Corp.:
5.25%, 12/1/15	200,000	205,375
5.65%, 5/1/18	250,000	277,317
4.125%, 1/22/24	300,000	321,251
Bank of America NA, 5.30%, 3/15/17	650,000	694,195
Bank of New York Mellon Corp.:
2.40%, 1/17/17	1,050,000	1,077,119
1.30%, 1/25/18	850,000	847,114
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	103,720
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	500,000	528,078
3.00%, 5/15/22	200,000	208,006
4.30%, 5/15/43	1,000,000	1,091,650
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	540,000	608,850
BorgWarner, Inc., 5.75%, 11/1/16	500,000	534,291
Boston Properties LP, 3.85%, 2/1/23	100,000	105,653
BP Capital Markets plc, 2.50%, 11/6/22	500,000	487,159
CA, Inc., 5.375%, 12/1/19	200,000	223,659
Capital One Bank, 3.375%, 2/15/23	200,000	202,559
Chevron Corp., 3.191%, 6/24/23	100,000	104,160
Cigna Corp., 4.00%, 2/15/22	400,000	436,063
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	358,182
Citigroup, Inc.:
1.75%, 5/1/18	450,000	449,212
6.125%, 5/15/18	200,000	225,100
2.50%, 9/26/18	500,000	509,800
5.50%, 9/13/25	80,000	90,671
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (e)	100,000	108,598
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	135,280
Comcast Corp., 3.125%, 7/15/22	100,000	103,597
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	226,826
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	300,000	329,404
Cummins, Inc., 4.875%, 10/1/43	100,000	118,649
CVS Pass-Through Trust, 6.036%, 12/10/28	99,451	117,561
DDR Corp., 4.75%, 4/15/18	300,000	322,964
Deere & Co., 6.55%, 10/1/28	250,000	331,119
DIRECTV Holdings LLC, 5.20%, 3/15/20	200,000	225,729
Discover Financial Services, 3.85%, 11/21/22	200,000	205,193
Discovery Communications LLC, 5.05%, 6/1/20	200,000	222,615
Dow Chemical Co., 4.375%, 11/15/42	100,000	100,339
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	77,999
Ecolab, Inc., 4.35%, 12/8/21	150,000	165,286
Emerson Electric Co., 4.75%, 10/15/15	200,000	204,633
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	330,607
Energizer Holdings, Inc., 4.70%, 5/19/21	900,000	951,597
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,068,445
Ensco plc, 4.70%, 3/15/21	700,000	707,510

Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	400,000	432,450
Equifax, Inc., 3.30%, 12/15/22	450,000	459,569
ERP Operating LP, 4.625%, 12/15/21	100,000	111,702
Excalibur One 77B LLC, 1.492%, 1/1/25	37,423	36,594
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	200,000	205,717
4.25%, 2/3/17	100,000	105,006
5.875%, 8/2/21	200,000	235,440
Freeport-McMoRan, Inc.:
3.10%, 3/15/20	100,000	97,436
5.45%, 3/15/43	50,000	44,815
GATX Corp., 4.85%, 6/1/21	900,000	1,000,883
General Electric Capital Corp., 4.625%, 1/7/21	100,000	112,591
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	400,000	428,108
General Electric Co., 4.50%, 3/11/44	100,000	112,251
Genworth Holdings, Inc., 4.80%, 2/15/24	100,000	84,125
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	106,780
Glencore Finance Canada Ltd., 3.60%, 1/15/17 (e)	125,000	128,868
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	206,853
2.375%, 1/22/18	200,000	204,086
2.625%, 1/31/19	200,000	204,333
5.375%, 3/15/20	150,000	170,213
4.00%, 3/3/24	500,000	528,426
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	901,670
Hershey Co., 1.50%, 11/1/16	50,000	50,649
International Business Machines Corp.:
2.90%, 11/1/21	100,000	104,188
3.625%, 2/12/24	100,000	106,189
John Deere Capital Corp., 1.20%, 10/10/17	250,000	250,283
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	304,917
4.50%, 1/24/22	400,000	442,136
3.375%, 5/1/23	700,000	704,708
Kennametal, Inc., 2.65%, 11/1/19	950,000	952,562
Kern River Funding Corp., 6.676%, 7/31/16 (e)	22,213	23,435
Kimco Realty Corp., 4.30%, 2/1/18	300,000	322,635
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	103,466
Kroger Co., 3.85%, 8/1/23	100,000	106,574
L-3 Communications Corp.:
5.20%, 10/15/19	400,000	444,273
4.75%, 7/15/20	800,000	872,076
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	105,585
Liberty Property LP, 3.375%, 6/15/23	350,000	348,643
Life Technologies Corp., 6.00%, 3/1/20	100,000	115,489
Lowe's Co.'s, Inc., 3.875%, 9/15/23	100,000	109,514
LYB International Finance BV, 5.25%, 7/15/43	100,000	111,436
LyondellBasell Industries NV, 6.00%, 11/15/21	100,000	117,555

MetLife, Inc., 4.875%, 11/13/43	100,000	115,418
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	106,180
Morgan Stanley:
2.125%, 4/25/18	300,000	303,295
4.10%, 5/22/23	500,000	520,357
5.00%, 11/24/25	150,000	165,698
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	101,575
4.45%, 1/15/43	200,000	217,178
NetApp, Inc., 3.25%, 12/15/22	100,000	98,896
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	154,646
NYSE Holdings LLC, 2.00%, 10/5/17	450,000	456,294
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	550,135
Oracle Corp.:
5.75%, 4/15/18	250,000	282,466
2.375%, 1/15/19	900,000	924,716
PacifiCorp, 4.10%, 2/1/42	100,000	107,860
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	257,976
PepsiCo, Inc., 2.75%, 3/5/22	100,000	102,061
Petroleos Mexicanos, 6.375%, 1/23/45	1,000,000	1,118,000
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,099,774
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	263,889
PNC Bank NA, 2.70%, 11/1/22	850,000	845,997
ProLogis LP, 6.875%, 3/15/20	37,000	43,635
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,075,881
Regions Bank, 7.50%, 5/15/18	100,000	116,233
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	202,044
Rio Tinto Finance USA Ltd.:
2.25%, 9/20/16	400,000	407,873
3.75%, 9/20/21	400,000	421,890
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	154,972
Sanofi SA, 1.25%, 4/10/18	100,000	100,136
Shell International Finance BV:
2.25%, 1/6/23	200,000	195,674
4.55%, 8/12/43	100,000	113,351
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	660,659
Teck Resources Ltd., 4.75%, 1/15/22	500,000	503,445
Telefonica Emisiones SAU, 3.992%, 2/16/16	100,000	102,545
Texas Eastern Transmission LP, 2.80%, 10/15/22 (e)	400,000	384,716
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	100,000	113,952
The Mosaic Co., 5.625%, 11/15/43	400,000	475,004
The Valspar Corp., 4.20%, 1/15/22	300,000	318,825
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	521,903
Time Warner, Inc.:
4.875%, 3/15/20	100,000	111,914
4.00%, 1/15/22	290,000	310,678
5.375%, 10/15/41	100,000	117,116
4.90%, 6/15/42	200,000	221,920
Toronto-Dominion Bank, 2.375%, 10/19/16	100,000	102,540

Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	102,123
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	91,315
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	339,327
United Technologies Corp., 4.50%, 6/1/42	100,000	110,914
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	480,635
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	250,802
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	343,945
5.05%, 3/15/34	200,000	217,168
6.55%, 9/15/43	350,000	455,756
Viacom, Inc., 3.875%, 4/1/24	100,000	102,886
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	100,781
6.50%, 8/15/37	250,000	349,252
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	1,043,781
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	1,052,278
Zoetis, Inc., 4.70%, 2/1/43	100,000	104,275

Total Corporate Bonds (Cost $49,617,950)		52,544,838

MUNICIPAL OBLIGATIONS - 0.0%
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	20,000	20,740

Total Municipal Obligations (Cost $20,001)		20,740

SOVEREIGN GOVERNMENT BONDS - 0.5%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	586,250
Province of Ontario Canada, 2.45%, 6/29/22	400,000	410,024
Province of Quebec Canada, 2.625%, 2/13/23	75,000	77,288

Total Sovereign Government Bonds (Cost $970,992)		1,073,562

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 7.3%
Fannie Mae:
4.875%, 12/15/16	1,000,000	1,072,598
6.25%, 5/15/29	700,000	1,003,580
Federal Home Loan Bank, 4.875%, 5/17/17	1,000,000	1,087,570
Freddie Mac:
2.00%, 8/25/16	1,000,000	1,021,286
5.00%, 2/16/17	1,000,000	1,081,066
5.125%, 11/17/17	1,000,000	1,111,121
4.875%, 6/13/18	3,500,000	3,927,364
3.75%, 3/27/19	3,200,000	3,511,379
2.375%, 1/13/22	500,000	517,049
6.75%, 3/15/31	600,000	915,925

Total U.S. Government Agencies and Instrumentalities (Cost $14,490,150)		15,248,938

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.5%
Fannie Mae:
5.00%, 12/1/16	57,717	60,651
5.00%, 11/1/17	12,776	13,426
5.50%, 8/1/18	58,496	61,671
4.61%, 12/1/19	462,021	463,710
5.00%, 6/1/20	36,674	38,564
6.50%, 4/1/23	44,110	45,828
2.50%, 12/1/27	711,842	729,883
4.50%, 5/1/31	628,917	689,608
6.50%, 8/1/32	83,235	95,562
5.50%, 7/1/33	186,474	213,555
5.50%, 7/1/33	75,759	85,824
6.00%, 8/1/33	20,324	23,156
5.50%, 11/1/33	98,451	111,581
5.50%, 3/1/34	185,035	209,456
6.00%, 6/1/34	108,498	124,567
5.00%, 7/1/34	176,292	197,022
5.00%, 10/1/34	175,062	195,282
5.50%, 3/1/35	199,392	225,408
5.50%, 6/1/35	73,593	82,812
5.50%, 9/1/35	99,899	112,743
5.50%, 2/1/36	42,454	47,815
5.50%, 4/1/36	240,652	263,431
6.50%, 9/1/36	117,962	135,432
5.50%, 11/1/36	68,558	77,239
6.00%, 8/1/37	769,695	878,390
6.00%, 5/1/38	83,305	94,875
5.50%, 6/1/38	98,578	112,043
6.00%, 7/1/38	437,014	502,026
2.223%, 9/1/38 (r)	550,896	587,634
4.00%, 3/1/39	159,780	170,824
4.50%, 5/1/40	737,298	812,752
4.50%, 7/1/40	307,672	336,698
4.50%, 10/1/40	1,298,636	1,421,627
3.50%, 2/1/41	830,164	873,647
3.50%, 3/1/41	860,645	905,728
4.00%, 3/1/41	496,204	531,962
4.50%, 6/1/41	1,502,340	1,646,131
3.50%, 3/1/42	1,487,961	1,572,093
4.00%, 8/1/42	1,204,993	1,314,454
3.50%, 12/1/42	1,624,879	1,716,699
2.50%, 1/1/43	1,243,706	1,231,185
3.00%, 1/1/43	1,712,746	1,755,108
3.00%, 5/1/43	2,509,145	2,570,596
3.00%, 8/1/43	2,987,630	3,058,951
3.00%, 8/1/43	1,919,352	1,967,328
3.50%, 8/1/43	1,777,452	1,882,575

4.50%, 11/1/43	2,211,309	2,411,329
4.00%, 5/1/44	3,277,029	3,503,538
4.50%, 11/1/44	1,965,741	2,155,452
Freddie Mac:
4.50%, 9/1/18	57,378	60,169
5.00%, 11/1/20	69,605	74,152
4.00%, 3/1/25	599,934	638,691
3.50%, 11/1/25	595,088	632,627
3.50%, 7/1/26	447,853	475,931
2.50%, 3/1/28	238,302	244,806
5.00%, 2/1/33	47,698	52,829
5.00%, 4/1/35	82,935	92,208
5.00%, 12/1/35	187,041	207,772
6.00%, 8/1/36	57,864	66,128
5.00%, 10/1/36	351,566	390,474
6.50%, 10/1/37	61,123	68,687
5.00%, 1/1/38	658,703	729,561
5.00%, 7/1/39	252,280	280,859
4.00%, 11/1/39	678,688	727,429
4.50%, 1/1/40	314,956	343,635
5.00%, 1/1/40	1,146,522	1,283,315
4.50%, 4/1/40	734,921	801,111
6.00%, 4/1/40	152,334	173,182
4.50%, 5/1/40	572,816	624,884
4.50%, 5/1/40	270,508	299,285
4.50%, 6/1/41	433,851	473,792
3.50%, 10/1/41	1,008,562	1,058,847
3.00%, 7/1/42	500,116	511,478
3.50%, 7/1/42	1,223,862	1,285,230
3.00%, 1/1/43	1,604,999	1,641,636
4.50%, 9/1/44	1,406,027	1,533,532
Ginnie Mae:
4.50%, 7/20/33	337,897	370,491
5.50%, 7/20/34	146,293	165,815
6.00%, 11/20/37	191,709	220,095
6.00%, 10/15/38	874,781	996,087
5.00%, 12/15/38	362,959	404,799
5.00%, 5/15/39	456,234	516,950
5.00%, 10/15/39	673,170	763,177
4.00%, 12/20/40	1,310,675	1,432,059
4.00%, 11/20/41	150,126	161,196
4.00%, 8/20/42	1,080,696	1,158,807

Total U.S. Government Agency Mortgage-Backed Securities (Cost $57,305,290)		59,279,597

U.S. TREASURY OBLIGATIONS - 35.0%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,383,125

8.00%, 11/15/21	1,000,000	1,397,578
6.25%, 8/15/23	1,000,000	1,348,672
5.375%, 2/15/31	2,000,000	2,841,876
3.875%, 8/15/40	1,000,000	1,258,828
4.375%, 5/15/41	2,000,000	2,725,938
3.125%, 11/15/41	1,000,000	1,117,812
3.00%, 5/15/42	1,000,000	1,090,938
3.75%, 11/15/43	1,045,000	1,305,434
3.125%, 8/15/44	600,000	672,235
United States Treasury Notes:
4.50%, 11/15/15	550,000	564,695
2.00%, 1/31/16	2,000,000	2,029,218
2.375%, 3/31/16	1,000,000	1,020,547
0.375%, 4/30/16	1,045,000	1,045,572
2.00%, 4/30/16	2,000,000	2,035,938
1.50%, 7/31/16	1,000,000	1,014,609
4.875%, 8/15/16	2,000,000	2,122,968
2.75%, 11/30/16	1,000,000	1,037,891
0.875%, 1/31/17	7,400,000	7,448,559
3.00%, 2/28/17	1,000,000	1,046,797
0.875%, 4/15/17	520,000	523,047
4.50%, 5/15/17	2,000,000	2,164,376
2.375%, 7/31/17	2,000,000	2,079,062
1.875%, 9/30/17	2,000,000	2,056,250
4.25%, 11/15/17	1,000,000	1,090,312
2.625%, 1/31/18	1,000,000	1,049,688
3.50%, 2/15/18	2,000,000	2,150,156
2.375%, 5/31/18	1,000,000	1,044,219
4.00%, 8/15/18	2,000,000	2,200,624
3.75%, 11/15/18	1,000,000	1,094,531
1.625%, 3/31/19	947,000	962,981
3.125%, 5/15/19	2,000,000	2,151,562
3.625%, 8/15/19	1,000,000	1,099,766
1.00%, 8/31/19	2,000,000	1,974,844
3.375%, 11/15/19	1,100,000	1,201,148
3.625%, 2/15/20	1,000,000	1,108,047
1.125%, 4/30/20	1,000,000	986,875
2.625%, 8/15/20	2,000,000	2,119,376
2.625%, 11/15/20	1,000,000	1,059,453
3.625%, 2/15/21	1,000,000	1,116,250
2.25%, 3/31/21	200,000	207,625
3.125%, 5/15/21	500,000	544,336
1.75%, 5/15/22	1,000,000	1,002,734
1.625%, 11/15/22	1,000,000	990,391
2.75%, 11/15/23	1,000,000	1,072,344
2.75%, 2/15/24	3,000,000	3,215,157
2.25%, 11/15/24	2,000,000	2,056,094

Total U.S. Treasury Obligations (Cost $69,568,697)		72,830,478

TIME DEPOSIT - 0.2%
State Street Bank Time Deposit, 0.088%, 4/1/15	427,078	427,078

Total Time Deposit (Cost $427,078)		427,078

TOTAL INVESTMENTS (Cost $197,593,823) - 99.4%		206,807,447
Other assets and liabilities, net - 0.6%		1,313,052
NET ASSETS - 100%		$208,120,499

(b) This security was valued under the direction of the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EXCHANGE TRADED PRODUCTS - 95.7%	SHARES	VALUE
Consumer Discretionary Select Sector SPDR Fund	4,900	$368,137
Consumer Staples Select Sector SPDR Fund	6,800	331,432
Financial Select Sector SPDR Fund	20,400	491,844
Health Care Select Sector SPDR Fund	5,800	420,500
Industrial Select Sector SPDR Fund	6,600	368,082
iShares Core S&P Mid-Cap ETF	6,600	1,003,068
iShares Core U.S. Aggregate Bond ETF	201,700	22,475,431
iShares North American Natural Resources ETF	10,000	375,400
iShares Russell 2000 ETF	23,500	2,922,225
iShares S&P 500 Growth ETF	42,300	4,820,085
iShares S&P 500 Value ETF	52,300	4,840,888
iShares S&P Mid-Cap 400 Growth ETF	5,800	994,758
iShares S&P Mid-Cap 400 Value ETF	7,600	995,220
SPDR Barclays High Yield Bond ETF	26,700	1,047,174
Technology Select Sector SPDR Fund	14,000	580,160
Vanguard FTSE Developed Markets ETF	227,500	9,061,325
Vanguard FTSE Emerging Markets ETF	24,100	984,967
Vanguard REIT ETF	23,100	1,942,017
Vanguard S&P 500 ETF	84,700	16,025,240
Vanguard Short-Term Corporate Bond ETF	14,980	1,201,546
Vanguard Total Bond Market ETF	264,000	22,009,680

Total Exchange Traded Products (Cost $90,796,009)		93,259,179

TIME DEPOSIT - 4.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$4,266,177	4,266,177

Total Time Deposit (Cost $4,266,177)		4,266,177

TOTAL INVESTMENTS (Cost $95,062,186) - 100.1%		97,525,356
Other assets and liabilities, net - (0.1%)		(51,748)
NET ASSETS - 100%		$97,473,608

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index	8	6/15	$999,120	$14,474
E-Mini S&P 400 Index	4	6/15	607,920	10,477
E-Mini S&P 500 Index	38	6/15	3,915,520	35,692
E-Mini MSCI EAFE Index	17	6/15	1,555,415	8,741
Total Purchased				$69,384

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EXCHANGE TRADED PRODUCTS - 95.6%	SHARES	VALUE
Consumer Discretionary Select Sector SPDR Fund	2,200	$165,286
Consumer Staples Select Sector SPDR Fund	2,600	126,724
Financial Select Sector SPDR Fund	8,100	195,291
Health Care Select Sector SPDR Fund	2,400	174,000
Industrial Select Sector SPDR Fund	2,600	145,002
iShares Core S&P Mid-Cap ETF	5,300	805,494
iShares Core U.S. Aggregate Bond ETF	73,850	8,229,106
iShares North American Natural Resources ETF	3,500	131,390
iShares Russell 2000 ETF	12,900	1,604,115
iShares S&P 500 Growth ETF	28,100	3,201,995
iShares S&P 500 Value ETF	34,700	3,211,832
iShares S&P Mid-Cap 400 Growth ETF	2,300	394,473
iShares S&P Mid-Cap 400 Value ETF	3,100	405,945
SPDR Barclays High Yield Bond ETF	6,200	243,164
Technology Select Sector SPDR Fund	5,500	227,920
Vanguard FTSE Developed Markets ETF	125,000	4,978,750
Vanguard FTSE Emerging Markets ETF	9,700	396,439
Vanguard REIT ETF	14,300	1,202,201
Vanguard S&P 500 ETF	41,400	7,832,880
Vanguard Short-Term Corporate Bond ETF	5,600	449,176
Vanguard Total Bond Market ETF	51,700	4,310,229

Total Exchange Traded Products (Cost $36,988,245)		38,431,412

TIME DEPOSIT - 7.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$2,965,751	2,965,751

Total Time Deposit (Cost $2,965,751)		2,965,751

TOTAL INVESTMENTS (Cost $39,953,996) - 103.0%		41,397,163
Other assets and liabilities, net - (3.0%)		(1,222,352)
NET ASSETS - 100%		$40,174,811

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index	3	6/15	$374,670	$5,428
E-Mini S&P 400 Index	1	6/15	151,980	2,619
E-Mini S&P 500 Index	15	6/15	1,545,600	12,039
E-Mini MSCI EAFE Index	6	6/15	548,970	3,085
Total Purchased				$23,171

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EXCHANGE TRADED PRODUCTS - 96.2%	SHARES	VALUE
Consumer Discretionary Select Sector SPDR Fund	5,300	$398,189
Consumer Staples Select Sector SPDR Fund	6,525	318,028
Financial Select Sector SPDR Fund	20,000	482,200
Health Care Select Sector SPDR Fund	6,100	442,250
Industrial Select Sector SPDR Fund	6,500	362,505
iShares Core S&P Mid-Cap ETF	19,500	2,963,610
iShares Core U.S. Aggregate Bond ETF	145,400	16,201,922
iShares North American Natural Resources ETF	7,700	289,058
iShares Russell 2000 ETF	39,700	4,936,695
iShares S&P 500 Growth ETF	102,800	11,714,060
iShares S&P 500 Value ETF	127,400	11,792,144
iShares S&P Mid-Cap 400 Growth ETF	5,680	974,177
iShares S&P Mid-Cap 400 Value ETF	7,600	995,220
SPDR Barclays High Yield Bond ETF	14,800	580,456
Technology Select Sector SPDR Fund	13,700	567,728
Vanguard FTSE Developed Markets ETF	380,800	15,167,264
Vanguard FTSE Emerging Markets ETF	23,900	976,793
Vanguard REIT ETF	46,500	3,909,255
Vanguard S&P 500 ETF	106,100	20,074,120
Vanguard Short-Term Corporate Bond ETF	11,800	946,478

Total Exchange Traded Products (Cost $89,563,936)		94,092,152

TIME DEPOSIT - 5.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$5,164,605	5,164,605

Total Time Deposit (Cost $5,164,605)		5,164,605

TOTAL INVESTMENTS (Cost $94,728,541) - 101.5%		99,256,757
Other assets and liabilities, net - (1.5%)		(1,433,446)
NET ASSETS - 100%		$97,823,311

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index	6	6/15	$749,340	$7,645
E-Mini S&P 400 Index	2	6/15	303,960	5,238
E-Mini S&P 500 Index	23	6/15	2,369,920	11,103
E-Mini MSCI EAFE Index	9	6/15	823,455	3,718
Total Purchased				$27,704

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of eleven separate portfolios. Calvert VP SRI Large Cap Value, Calvert VP S&P 500 Index, Calvert VP Investment Grade Bond Index, Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, Calvert VP EAFE International Index, Calvert VP Volatility Managed Moderate, Calvert VP Volatility Managed Moderate Growth, and Calvert VP Volatility Managed Growth Portfolios are registered as diversified portfolios. Calvert VP Natural Resources and Calvert VP Nasdaq 100 Index Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Fund are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. Calvert VP SRI Large Cap Value, Calvert VP Natural Resources, Calvert VP S&P 500 Index, Calvert VP Nasdaq 100 Index, and Calvert VP Investment Grade Bond Index Portfolios offer only one class of shares which is not subject to Distribution Plan expenses. Calvert VP Volatility Managed Moderate, Calvert VP Volatility Managed Moderate Growth, and Calvert VP Volatility Managed Growth Portfolios offer only one class of shares (Class F) which is subject to Distribution Plan expenses. Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP EAFE International Index Portfolios offer both Class I and Class F shares. Class F shares are subject to Distribution Plan expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Calvert VP EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices, and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Securities valued at the following amounts were fair valued in good faith under the direction of the Board as of March 31, 2015:

	Market Value	% of Net Assets

Calvert VP Investment Grade Bond Index	$0	0.0%
Calvert VP S&P 500 Index	$773	0.0%
Calvert VP S&P MidCap 400 Index	$0	0.0%
Calvert VP Russell 2000 Small Cap Index	$12,464	0.0%
Calvert VP EAFE International Index	$0	0.0%

The following tables summarize the market value of the Fund’s holdings as of March 31, 2015, based on the inputs used to value them:

Calvert VP SRI Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$141,515,025	-	-	$141,515,025
Other debt obligations	-	$2,694,720	-	2,694,720
TOTAL	$141,515,025	$2,694,720	-	$144,209,745

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP Natural Resources	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Exchange traded products	$60,156,382	-	-	$60,156,382
Other debt obligations	-	$1,077,501	-	1,077,501
TOTAL	$60,156,382	$1,077,501	-	$61,233,883

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$341,611,201	$773	-	$341,611,974
Exchange traded products	8,907,454	-	-	8,907,454
U.S. government obligations	-	999,655	-	999,655
Other debt obligations	-	6,297,361	-	6,297,361
TOTAL	$350,518,655	$7,297,789	-	$357,816,444

Other financial instruments**	$92,575	-	-	$92,575

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP Nasdaq 100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$82,047,530	-	-	$82,047,530
Exchange traded products	686,400	-	-	686,400
U.S. government obligations	-	$199,931	-	199,931
Other debt obligations	-	2,843,053	-	2,843,053
TOTAL	$82,733,930	$3,042,984	-	$85,776,914

Other financial instruments**	($37,347)	-	-	($37,347)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP Investment Grade Bond Index	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$1,214,832	-	$1,214,832
Commercial mortgage-backed securities	-	4,167,384	-	4,167,384
Corporate debt	-	52,544,838	**	52,544,838
Other debt obligations	-	1,521,380	-	1,521,380
U.S. government obligations	-	147,359,013	-	147,359,013
TOTAL	-	$206,807,447	**	$206,807,447

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities were valued at $0 and represent 0.0% of net assets.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP S&P MidCap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$247,509,336	-	**	$247,509,336
Exchange traded products	4,214,048	-	-	4,214,048
U.S. government obligations	-	$499,827	-	499,827
Other debt obligations	-	7,892,886	-	7,892,886
TOTAL	$251,723,384	$8,392,713	**	$260,116,097

Other financial instruments***	$72,575	-	-	$72,575

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
** Level 3 securities were valued at $0 and represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$159,543,422	$12,464	**	$159,555,886
Exchanged traded products	7,635,090	-	-	7,635,090
U.S. government obligations	-	999,655	-	999,655
Other debt obligations	-	3,672,041	-	3,672,041
TOTAL	$167,178,512	$4,684,160	**	$171,862,672

Other financial instruments***	$60,450	-	-	$60,450
`
* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
** Level 3 securities were valued at $0 and represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$666,619	$175,870,777**	***	$176,537,396
Exchange traded products	3,014,065	-	-	3,014,065
Other debt obligations	-	95,049	-	95,049
TOTAL	$3,680,684	$175,965,826	***	$179,646,510

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
*** Level 3 securities were valued at $0 and represent 0.0% of net assets.

On March 31, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP Volatility Managed Moderate	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$93,259,179	-	-	$93,259,179
Other debt obligations	-	$4,266,177	-	4,266,177
TOTAL	$93,259,179	$4,266,177	-	$97,525,356

Other financial instruments**	$69,384	-	-	$69,384

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP Volatility Managed Moderate Growth
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$38,431,412	-	-	$38,431,412
Other debt obligations	-	$2,965,751	-	2,965,751
TOTAL	$38,431,412	$2,965,751	-	$41,397,163

Other financial instruments**	$23,171	-	-	$23,171

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP Volatility Managed Growth	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$94,092,152	-	-	$94,092,152
Other debt obligations	-	$5,164,605	-	5,164,605
TOTAL	$94,092,152	$5,164,605	-	$99,256,757

Other financial instruments**	$27,704	-	-	$27,704

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2015.

Futures Contracts: The Portfolios may purchase and sell futures contracts to provide equity market exposure to the Portfolios’ uncommitted cash balances or to manage overall portfolio volatility. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolios’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolios. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position and, in the case of the VP Volatility Managed Portfolios, to adjust the Portfolios’ overall equity exposure in an effort to stabilize portfolio volatility around a target level. The Portfolios’ futures contracts at period end are presented in the Schedules of Investments.

During the period ended March 31, 2015, Calvert VP S&P 500 Index Portfolio invested in E-Mini S&P 500 Index and S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 51 contracts and $451,783 weighted average notional value.

During the period ended March 31, 2015, Calvert VP S&P Mid Cap 400 Index Portfolio invested in E-Mini S&P 400 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 51 contracts and $451,783 weighted average notional value.

During the period ended March 31, 2015, Calvert VP Russell 2000 Small Cap Index Portfolio invested in E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 2 contracts and $532,507 weighted average notional value.

During the period ended March 31, 2015, Calvert VP Nasdaq 100 Index Portfolio invested in E-Mini NASDAQ 100 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 24 contracts and $1,521,645 weighted average notional value.

During the period ended March 31, 2015, Calvert VP Volatility Managed Moderate Portfolio invested in E-Mini S&P 500 Index, E-Mini MSCI EAFE Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 67 contracts and $6,961,928 weighted average notional value.

During the period ended March 31, 2015, Calvert VP Volatility Managed Moderate Growth Portfolio invested in E-Mini S&P 500 Index, E-Mini MSCI EAFE Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 24 contracts and $2,493,860 weighted average notional value.

During the period ended March 31, 2015, Calvert VP Volatility Managed Growth Portfolio invested in E-Mini S&P 500 Index, E-Mini MSCI EAFE Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 45 contracts and $4,724,923 weighted average notional value.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolios on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2015, and net realized capital loss carryforwards as of December 31, 2014 with expiration dates, where applicable:

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP S&P MIDCAP 400 INDEX
Federal income tax cost	$135,229,929	$221,596,647	$177,375,486
Unrealized appreciation	$13,630,418	$142,475,274	$90,186,992
Unrealized (depreciation)	(4,650,602)	(6,255,477)	(7,446,381)
Net appreciation (depreciation)	$8,979,816	$136,219,797	$82,740,611

	CALVERT VP NASDAQ 100 INDEX	CALVERT VP INVESTMENT GRADE BOND INDEX	CALVERT VP NATURAL RESOURCES
Federal income tax cost	$45,821,720	$198,145,759	$72,845,272
Unrealized appreciation	$40,523,624	$8,956,638	$0
Unrealized (depreciation)	(568,430)	(294,950)	(11,611,389)
Net appreciation (depreciation)	$39,955,194	$8,661,688	($11,611,389)

	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX	CALVERT VP VOLATILITY MANAGED MODERATE
Federal income tax cost	$154,044,251	$127,379,600	$95,105,333
Unrealized appreciation	$38,723,805	$57,670,846	$2,852,593
Unrealized (depreciation)	(13,121,546)	(13,187,774)	(432,570)
Net appreciation (depreciation)	$25,602,259	$44,483,072	$2,420,023

	CALVERT VP VOLATILITY MANAGED MODERATE GROWTH	CALVERT VP VOLATILITY MANAGED GROWTH
Federal income tax cost	$39,962,736	$94,749,272
Unrealized appreciation	$1,474,388	$4,596,970
Unrealized (depreciation)	(39,961)	(89,485)
Net appreciation (depreciation)	$1,434,427	$4,507,485

CAPITAL LOSS CARRYFORWARDS

	CALVERT VP SRI LARGE CAP VALUE*	CALVERT VP S&P 500 INDEX*	CALVERT VP S&P MIDCAP 400 INDEX*
EXPIRATION DATE:
31-Dec-15	-	($3,467,868)	($2,784,552)
31-Dec-16	-	(5,235,979)	(2,327,755)
31-Dec-17	($10,686,245)	(2,509,534)	-
31-Dec-18	(3,201,024)	(2,611,900)	-

NO EXPIRATION DATE:
Short-term	-	-	-
Long-term	-	($1,646,679)	-

	CALVERT VP INVESTMENT GRADE BOND INDEX*	CALVERT VP EAFE INTERNATIONAL INDEX*
EXPIRATION DATE:
31-Dec-15	($947,599)	($112,767)
31-Dec-16	(1,654,294)	(15,302,273)
31-Dec-17	(175,128)	(15,978)

NO EXPIRATION DATE:
Short-term	($199,619)	-
Long-term	(667,515)	-

* The Portfolio’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Capital losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:	/s/ John H. Streur John H. Streur Chair -- Principal Executive Officer
Date:    May 28, 2015

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    Chair -- Principal Executive Officer
Date:    May 28, 2015

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer

Date:    May 28, 2015